UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04000

SUMMIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended September 30, 2009

Item 1. Schedule of Investments.
SUMMIT ZENITH PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 98.0%	SHARES	VALUE
Capital Markets - 6.9%
AllianceBernstein Holding LP*	96,000	$2,618,880
Bank of New York Mellon Corp.	115,458	3,347,127
Goldman Sachs Group, Inc.	10,400	1,917,240
Legg Mason, Inc.	70,000	2,172,100
Morgan Stanley	57,100	1,763,248
		11,818,595

Chemicals - 1.4%
Dow Chemical Co.	89,500	2,333,265

Commercial Banks - 1.3%
Wells Fargo & Co.	80,600	2,271,308

Communications Equipment - 4.5%
Cisco Systems, Inc.*	144,000	3,389,760
Motorola, Inc.	236,700	2,033,253
Nokia Oyj (ADR)	159,600	2,333,352
		7,756,365

Computers & Peripherals - 1.5%
International Business Machines Corp.	21,400	2,559,654

Consumer Finance - 1.7%
Discover Financial Services	178,100	2,890,563

Diversified Financial Services - 4.5%
Bank of America Corp.	157,584	2,666,321
JPMorgan Chase & Co.	116,504	5,105,206
		7,771,527

Diversified Telecommunication Services - 5.4%
AT&T, Inc.	160,500	4,335,105
Frontier Communications Corp.	291,600	2,198,664
Verizon Communications, Inc.	90,900	2,751,543
		9,285,312

Electric Utilities - 4.6%
Duke Energy Corp.	273,244	4,300,861
Southern Co.	114,400	3,623,048
		7,923,909

Electrical Equipment - 1.9%
Emerson Electric Co.	80,300	3,218,424

Electronic Equipment & Instruments - 1.4%
Tyco Electronics Ltd.	103,325	2,302,081

Food & Staples Retailing - 7.1%
CVS Caremark Corp.	95,400	3,409,596
Kroger Co.	169,800	3,504,672
Walgreen Co.	55,700	2,087,079
Wal-Mart Stores, Inc.	63,900	3,136,851
		12,138,198

Food Products - 3.7%
Kraft Foods, Inc.	123,872	3,254,117
Unilever NV	107,500	3,102,450
		6,356,567

Health Care Equipment & Supplies - 1.5%
Covidien plc	57,425	2,484,206

Health Care Providers & Services - 1.9%
WellPoint, Inc.*	66,900	3,168,384

Household Durables - 1.0%
Sony Corp. (ADR)	57,600	1,681,920

Industrial Conglomerates - 5.3%
3M Co.	40,600	2,996,280
General Electric Co.	191,200	3,139,504
Tyco International Ltd.	86,425	2,979,934
		9,115,718

Insurance - 6.7%
Allstate Corp.	79,200	2,425,104
Berkshire Hathaway, Inc., Class B*	855	2,841,165
MetLife, Inc.	76,500	2,912,355
Travelers Co.'s, Inc.	66,300	3,263,949
		11,442,573

Media - 6.7%
CBS Corp., Class B	174,074	2,097,592
Comcast Corp.	197,600	3,337,464
Gannett Co., Inc.	86,200	1,078,362
News Corp., Class B	176,300	2,466,437
Time Warner, Inc.	85,166	2,451,077
		11,430,932

Metals & Mining - 1.5%
Newmont Mining Corp.	58,900	2,592,778

Oil, Gas & Consumable Fuels - 17.2%
Anadarko Petroleum Corp.	48,300	3,029,859
BP plc (ADR)	77,000	4,098,710
ConocoPhillips	93,042	4,201,777
Devon Energy Corp.	46,300	3,117,379
Exxon Mobil Corp.	57,400	3,938,214
Marathon Oil Corp.	124,500	3,971,550
Royal Dutch Shell plc (ADR)	69,300	3,963,267
Spectra Energy Corp.	164,372	3,113,205
		29,433,961

Pharmaceuticals - 5.6%
GlaxoSmithKline plc (ADR)	70,900	2,801,259
Johnson & Johnson	52,900	3,221,081
Pfizer, Inc.	218,200	3,611,210
		9,633,550

Real Estate Investment Trusts - 1.2%
Equity Residential	65,900	2,023,130

Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	32,200	2,570,526

Software - 2.0%
Microsoft Corp.	132,000	3,417,480

Total Equity Securities (Cost $201,204,869)		167,620,926

TIME DEPOSIT - 2.0%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 10/1/09	$3,365,731	3,365,731

Total Time Deposit (Cost $3,365,731)		3,365,731

TOTAL INVESTMENTS (Cost $204,570,600) - 100.0%		170,986,657
Other assets and liabilities, net - 0.0%		50,544
NET ASSETS - 100%		$171,037,201

* Non-income producing security.

Abbreviations: ADR: American Depositary Receipt LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT LIFESTYLE ETF MARKET STRATEGY TARGET SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EXCHANGE TRADED FUNDS - 96.0%	SHARES	VALUE
iShares Barclays 3-7 Year Treasury Bond Fund	2,102	$236,412
iShares Barclays Aggregate Bond Fund	39,809	4,176,760
iShares Barclays Intermediate Credit Bond Fund	13,445	1,391,558
iShares Barclays MBS Bond Fund	13,025	1,390,940
iShares Barclays TIPS Bond Fund	4,689	482,404
iShares iBoxx $ High Yield Corporate Bond Fund	8,067	696,585
iShares MSCI EAFE Index Fund	42,281	2,312,771
iShares Russell 2000 Index Fund	11,496	692,404
iShares S&P 500 Growth Index Fund	72,848	3,932,335
iShares S&P 500 Index Fund	21,846	2,314,365
iShares S&P 500 Value Index Fund	76,924	3,937,740
Midcap SPDR Trust Series 1	5,515	690,919

Total Exchange Traded Funds (Cost $21,552,710)		22,255,193

TIME DEPOSIT - 4.1%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 10/1/09	$942,053	942,053

Total Time Deposit (Cost $942,053)		942,053

TOTAL INVESTMENTS (Cost $22,494,763) - 100.1%		23,197,246
Other assets and liabilities, net - (0.1%)		(16,778)
NET ASSETS - 100%		$23,180,468

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EXCHANGE TRADED FUNDS - 98.2%	SHARES	VALUE
iShares Barclays 3-7 Year Treasury Bond Fund	401	$45,100
iShares Barclays Aggregate Bond Fund	7,578	795,084
iShares Barclays Intermediate Credit Bond Fund	2,570	265,995
iShares Barclays MBS Bond Fund	2,519	269,004
iShares Barclays TIPS Bond Fund	877	90,226
iShares iBoxx $ High Yield Corporate Bond Fund	1,563	134,965
iShares MSCI EAFE Index Fund	21,404	1,170,799
iShares Russell 2000 Index Fund	5,774	347,768
iShares S&P 500 Growth Index Fund	36,973	1,995,803
iShares S&P 500 Index Fund	11,051	1,170,743
iShares S&P 500 Value Index Fund	39,038	1,998,355
Midcap SPDR Trust Series 1	2,804	351,285

Total Exchange Traded Funds (Cost $8,537,808)		8,635,127

TIME DEPOSIT - 2.2%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 10/1/09	$194,660	194,660

Total Time Deposit (Cost $194,660)		194,660

TOTAL INVESTMENTS (Cost $8,732,468) - 100.4%		8,829,787
Other assets and liabilities, net - (0.4%)		(31,989)
NET ASSETS - 100%		$8,797,798

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EXCHANGE TRADED FUNDS - 94.1%	SHARES	VALUE
iShares Barclays 3-7 Year Treasury Bond Fund	1,097	$123,380
iShares Barclays Aggregate Bond Fund	20,797	2,182,021
iShares Barclays Intermediate Credit Bond Fund	7,022	726,777
iShares Barclays MBS Bond Fund	6,806	726,813
iShares Barclays TIPS Bond Fund	2,443	251,336
iShares iBoxx $ High Yield Corporate Bond Fund	4,208	363,361
iShares MSCI EAFE Index Fund	9,775	534,692
iShares Russell 2000 Index Fund	2,633	158,586
iShares S&P 500 Growth Index Fund	16,855	909,833
iShares S&P 500 Index Fund	5,044	534,361
iShares S&P 500 Value Index Fund	17,850	913,741
Midcap SPDR Trust Series 1	1,279	160,233

Total Exchange Traded Funds (Cost $7,389,326)		7,585,134

TIME DEPOSIT - 5.9%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 10/1/09	$476,708	476,708

Total Time Deposit (Cost $476,708)		476,708

TOTAL INVESTMENTS (Cost $7,866,034) - 100.0%		8,061,842
Other assets and liabilities, net - 0.0%		1,291
NET ASSETS - 100%		$8,063,133

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT NATURAL RESOURCES PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

INVESTMENT COMPANIES - 97.5%	SHARES	VALUE
Claymore/Beacon Global Timber Index ETF	16,702	$285,437
iPath Dow Jones-UBS Commodity Index Total Return ETN*	76,600	2,953,696
iShares Dow Jones US Utilities Sector Index ETF	8,324	589,173
iShares S&P Global Materials Index ETF	18,083	1,009,031
iShares S&P North American Natural Resources Sector Index ETF	109,308	3,547,045
PowerShares DB Commodity Index Tracking Fund*	133,793	2,951,473
PowerShares Water Resources Portfolio ETF	35,327	590,314
Vanguard Materials ETF	39,403	2,505,637

Total Investment Companies (Cost $14,935,330)		14,431,806

TIME DEPOSIT - 2.6%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 10/1/09	$389,862	389,862

Total Time Deposit (Cost $389,862)		389,862

TOTAL INVESTMENTS (Cost $15,325,192) - 100.1%		14,821,668
Other assets and liabilities, net - (0.1%)		(15,557)
NET ASSETS - 100%		$14,806,111

* Non-income producing security.

Abbreviations: ETF: Exchange-traded fund ETN: Exchange-traded note

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT INFLATION PROTECTED PLUS PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

U.S. TREASURY(i) - 48.5%	PRINCIPAL AMOUNT	VALUE
United States Treasury Bonds:
2.375%, 1/15/25	$1,976,577	$2,070,156
2.00%, 1/15/26	2,148,439	2,142,060
2.375%, 1/15/27	747,544	785,739
1.75%, 1/15/28	894,360	857,607
3.625%, 4/15/28	1,218,350	1,505,043
2.50%, 1/15/29	501,545	538,534
3.875%, 4/15/29	1,395,193	1,795,656
3.375%, 4/15/32	206,263	254,896
United States Treasury Notes:
2.00%, 1/15/14	215,625	223,340
1.625%, 1/15/15	599,657	610,619
2.00%, 1/15/16	1,318,360	1,368,623
2.50%, 7/15/16	917,113	983,173
2.375%, 1/15/17	790,261	840,517
2.625%, 7/15/17	62,347	67,666
1.625%, 1/15/18	668,200	674,673
1.875%, 7/15/19	504,320	519,213

Total U.S. Treasury (Cost $14,928,112)		15,237,515

CORPORATE BONDS - 42.1%
Bank of America Corp.:
0.791%, 4/30/12 (r)	1,000,000	1,007,814
7.375%, 5/15/14	100,000	111,448
Baxter International, Inc., 4.00%, 3/1/14	100,000	104,222
Bottling Group LLC, 6.95%, 3/15/14	100,000	116,466
BP Capital Markets plc, 3.625%, 5/8/14	100,000	103,354
Cisco Systems, Inc., 4.95%, 2/15/19	100,000	104,655
Citibank NA, 1.00%, 11/15/12 (b)(r)	1,000,000	1,000,000
Citigroup Funding, Inc., 0.392%, 5/5/11 (r)	500,000	499,600
Coca-Cola Co., 3.625%, 3/15/14	100,000	104,115
Eli Lilly & Co., 4.20%, 3/6/14	100,000	105,705
General Electric Capital Corp.:
0.50%, 3/12/12 (r)	500,000	502,349
0.414%, 5/8/12 (r)	500,000	499,432
0.564%, 12/7/12 (r)	400,000	403,094
General Mills, Inc., 5.65%, 2/15/19	100,000	108,232
GMAC LLC, 0.292%, 12/19/12 (r)	1,000,000	999,040
Goldman Sachs Group, Inc., 0.714%, 11/9/11 (r)	1,000,000	1,007,477
Hewlett-Packard Co., 4.75%, 6/2/14	100,000	107,069
Hospira, Inc., 6.40%, 5/15/15	100,000	111,591
JPMorgan Chase & Co., 0.669%, 6/22/12 (r)	1,000,000	1,010,145
Kroger Co., 3.90%, 10/1/15	250,000	251,228
L-3 Communications Corp., 5.20%, 10/15/19 (e)	200,000	200,500
Morgan Stanley, 0.642%, 6/20/12 (r)	1,500,000	1,512,728
Novartis Capital Corp., 4.125%, 2/10/14	100,000	105,426
Petroleos Mexicanos, 4.875%, 3/15/15 (e)	500,000	496,881
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	100,000	108,495
Procter & Gamble Co., 3.50%, 2/15/15	100,000	103,170
Shell International Finance BV, 4.00%, 3/21/14	100,000	104,826
Southern California Gas Co., 5.50%, 3/15/14	290,000	319,440
State Street Bank and Trust Co., 0.499%, 9/15/11 (r)	900,000	903,503
SunTrust Bank, 0.945%, 12/16/10 (r)	500,000	504,247
Unilever Capital Corp., 4.80%, 2/15/19	100,000	105,003
Union Bank, 0.375%, 3/16/11 (r)	500,000	500,738

Total Corporate Bonds (Cost $13,155,323)		13,221,993

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 8.7%
Fannie Mae, 5.00%, 3/15/16	1,000,000	1,104,409
Federal Home Loan Bank, 5.125%, 8/14/13	500,000	554,541
Freddie Mac, 4.75%, 1/19/16	1,000,000	1,091,466

Total U.S. Government Agencies and Instrumentalities (Cost $2,739,093)		2,750,416

TIME DEPOSIT - 4.7%
State Street Corp. Time Deposit, 0.01%, 10/1/09	1,467,104	1,467,104

Total Time Deposit (Cost $1,467,104)		1,467,104

TOTAL INVESTMENTS (Cost $32,289,632) - 104.0%		32,677,028
Other assets and liabilities, net - (4.0%)		(1,251,487)
NET ASSETS - 100%		$31,425,541

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Inflation protected security.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations: LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT S&P 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 98.5%			SHARES	VALUE
Aerospace & Defense - 2.7%
Boeing Co.			17,570	$951,415
General Dynamics Corp.			9,316	601,814
Goodrich Corp.			2,997	162,857
Honeywell International, Inc.			17,997	668,589
ITT Corp.			4,404	229,669
L-3 Communications Holdings, Inc.			2,820	226,502
Lockheed Martin Corp.			7,789	608,165
Northrop Grumman Corp.			7,674	397,129
Precision Castparts Corp.			3,389	345,237
Raytheon Co.			9,535	457,394
Rockwell Collins, Inc.			3,832	194,666
United Technologies Corp.			22,792	1,388,717
				6,232,154

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.			4,103	236,948
Expeditors International of Washington, Inc.			5,138	180,601
FedEx Corp.			7,534	566,708
United Parcel Service, Inc., Class B			24,075	1,359,515
				2,343,772

Airlines - 0.1%
Southwest Airlines Co.			17,924	172,070

Auto Components - 0.2%
Goodyear Tire & Rubber Co.*			5,851	99,642
Johnson Controls, Inc.			14,378	367,502
				467,144

Automobiles - 0.3%
Ford Motor Co.*			77,864	561,399
Harley-Davidson, Inc.			5,673	130,479
				691,878

Beverages - 2.7%
Brown-Forman Corp., Class B			2,680	129,230
Coca-Cola Co.			55,905	3,002,098
Coca-Cola Enterprises, Inc.			7,673	164,279
Constellation Brands, Inc.*			5,061	76,674
Dr Pepper Snapple Group, Inc.*			6,143	176,611
Molson Coors Brewing Co., Class B			3,783	184,156
Pepsi Bottling Group, Inc.			3,475	126,629
PepsiCo, Inc.			37,666	2,209,488
				6,069,165

Biotechnology - 1.7%
Amgen, Inc.*			24,498	1,475,514
Biogen Idec, Inc.*			6,982	352,731
Celgene Corp.*			11,133	622,335
Cephalon, Inc.*			1,787	104,075
Genzyme Corp.*			6,527	370,277
Gilead Sciences, Inc.*			21,930	1,021,499
				3,946,431

Building Products - 0.1%
Masco Corp.			8,694	112,326

Capital Markets - 3.0%
Ameriprise Financial, Inc.			6,166	224,011
Bank of New York Mellon Corp.			28,924	838,507
Charles Schwab Corp.			22,720	435,088
E*Trade Financial Corp.*			26,104	45,682
Federated Investors, Inc., Class B			2,316	61,073
Franklin Resources, Inc.			3,646	366,788
Goldman Sachs Group, Inc.			12,333	2,273,589
Invesco Ltd.			9,952	226,507
Janus Capital Group, Inc.			4,538	64,349
Legg Mason, Inc.			4,079	126,571
Morgan Stanley			32,704	1,009,899
Northern Trust Corp.			5,830	339,073
State Street Corp.			11,946	628,360
T. Rowe Price Group, Inc.			6,182	282,517
				6,922,014

Chemicals - 2.0%
Air Products & Chemicals, Inc.			5,077	393,873
Airgas, Inc.			2,050	99,158
CF Industries Holdings, Inc.			1,221	105,287
Dow Chemical Co.			27,670	721,357
Eastman Chemical Co.			1,758	94,123
Ecolab, Inc.			5,713	264,112
EI Du Pont de Nemours & Co.			21,862	702,645
FMC Corp.			1,815	102,094
International Flavors & Fragrances, Inc.			1,904	72,219
Monsanto Co.			13,205	1,022,067
PPG Industries, Inc.			3,981	231,734
Praxair, Inc.			7,439	607,692
Sigma-Aldrich Corp.			2,954	159,457
				4,575,818

Commercial Banks - 2.8%
BB&T Corp.			16,461	448,398
Comerica, Inc.			3,657	108,503
Fifth Third Bancorp			19,235	194,850
First Horizon National Corp.*			5,284	69,902
Huntington Bancshares, Inc.			16,036	75,530
KeyCorp			20,923	135,999
M&T Bank Corp.			1,980	123,394
Marshall & Ilsley Corp.			9,188	74,147
PNC Financial Services Group, Inc.			11,137	541,147
Regions Financial Corp.			27,946	173,545
SunTrust Banks, Inc.			12,064	272,043
US Bancorp			45,916	1,003,724
Wells Fargo & Co.			112,650	3,174,477
Zions Bancorporation			2,996	53,838
				6,449,497

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.			2,843	102,377
Cintas Corp.			3,180	96,386
Iron Mountain, Inc.*			4,358	116,184
Pitney Bowes, Inc.			4,994	124,101
Republic Services, Inc.			7,791	207,007
RR Donnelley & Sons Co.			4,966	105,577
Stericycle, Inc.*			2,142	103,780
Waste Management, Inc.			11,904	354,977
				1,210,389

Communications Equipment - 2.7%
Ciena Corp.*			2,464	40,114
Cisco Systems, Inc.*			139,143	3,275,426
Harris Corp.			3,339	125,546
JDS Uniphase Corp.*			5,972	42,461
Juniper Networks, Inc.*			12,658	342,019
Motorola, Inc.			55,464	476,436
QUALCOMM, Inc.			40,043	1,801,134
Tellabs, Inc.*			9,576	66,266
				6,169,402

Computers & Peripherals - 5.6%
Apple, Inc.*			21,645	4,012,334
Dell, Inc.*			41,516	633,534
EMC Corp.*			48,704	829,916
Hewlett-Packard Co.			57,199	2,700,365
International Business Machines Corp.			31,623	3,782,427
Lexmark International, Inc.*			1,890	40,711
NetApp, Inc.*			8,003	213,520
QLogic Corp.*			2,876	49,467
SanDisk Corp.*			5,489	119,111
Sun Microsystems, Inc.*			18,056	164,129
Teradata Corp.*			4,179	115,006
Western Digital Corp.*			5,386	196,751
				12,857,271

Construction & Engineering - 0.2%
Fluor Corp.			4,352	221,299
Jacobs Engineering Group, Inc.*			2,987	137,253
Quanta Services, Inc.*			4,718	104,409
				462,961

Construction Materials - 0.1%
Vulcan Materials Co.			2,949	159,452

Consumer Finance - 0.7%
American Express Co.			28,730	973,947
Capital One Financial Corp.			10,933	390,636
Discover Financial Services			12,960	210,341
SLM Corp.*			11,311	98,632
				1,673,556

Containers & Packaging - 0.2%
Ball Corp.			2,274	111,881
Bemis Co., Inc.			2,595	67,236
Owens-Illinois, Inc.*			4,072	150,257
Pactiv Corp.*			3,193	83,178
Sealed Air Corp.			3,838	75,340
				487,892

Distributors - 0.1%
Genuine Parts Co.			3,858	146,835

Diversified Consumer Services - 0.2%
Apollo Group, Inc.*			3,077	226,683
DeVry, Inc.			1,491	82,482
H&R Block, Inc.			8,219	151,065
				460,230

Diversified Financial Services - 4.5%
Bank of America Corp.			209,049	3,537,109
Citigroup, Inc.			314,616	1,522,742
CME Group, Inc.			1,606	494,953
IntercontinentalExchange, Inc.*			1,763	171,346
JPMorgan Chase & Co.			94,868	4,157,116
Leucadia National Corp.*			4,571	112,995
Moody's Corp.			4,814	98,494
NYSE Euronext			6,291	181,747
The NASDAQ OMX Group, Inc.*			3,326	70,012
				10,346,514

Diversified Telecommunication Services - 2.8%
AT&T, Inc.			142,330	3,844,333
CenturyTel, Inc.			7,170	240,912
Frontier Communications Corp.			8,101	61,082
Qwest Communications International, Inc.			35,793	136,371
Verizon Communications, Inc.			68,726	2,080,336
Windstream Corp.			11,013	111,562
				6,474,596

Electric Utilities - 2.0%
Allegheny Energy, Inc.			4,099	108,705
American Electric Power Co., Inc.			11,535	357,469
Duke Energy Corp.			31,142	490,175
Edison International			7,883	264,711
Entergy Corp.			4,745	378,936
Exelon Corp.			15,939	790,893
FirstEnergy Corp.			7,376	337,231
FPL Group, Inc.			9,939	548,931
Northeast Utilities			4,238	100,610
Pepco Holdings, Inc.			5,323	79,206
Pinnacle West Capital Corp.			2,446	80,278
PPL Corp.			9,099	276,064
Progress Energy, Inc.			6,752	263,733
Southern Co.			19,204	608,191
				4,685,133

Electrical Equipment - 0.4%
Emerson Electric Co.			18,181	728,695
Rockwell Automation, Inc.			3,432	146,203
				874,898

Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc.*			8,308	231,212
Amphenol Corp.			4,145	156,183
Corning, Inc.			37,596	575,595
FLIR Systems, Inc.*			3,636	101,699
Jabil Circuit, Inc.			4,448	59,648
Molex, Inc.			3,354	70,031
				1,194,368

Energy Equipment & Services - 1.9%
Baker Hughes, Inc.			7,496	319,779
BJ Services Co.			7,067	137,312
Cameron International Corp.*			5,250	198,555
Diamond Offshore Drilling, Inc.			1,682	160,665
ENSCO International, Inc.			3,431	145,955
FMC Technologies, Inc.*			2,991	156,250
Halliburton Co.			21,706	588,667
Nabors Industries Ltd.*			6,848	143,123
National Oilwell Varco, Inc.*			10,117	436,346
Rowan Co.'s, Inc.			2,935	67,710
Schlumberger Ltd.			28,947	1,725,241
Smith International, Inc.			5,306	152,282
				4,231,885

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.			10,498	592,717
CVS Caremark Corp.			34,816	1,244,324
Kroger Co.			15,783	325,761
Safeway, Inc.			10,305	203,215
SUPERVALU, Inc.			5,120	77,107
Sysco Corp.			14,273	354,684
Walgreen Co.			23,994	899,055
Wal-Mart Stores, Inc.			52,103	2,557,736
Whole Foods Market, Inc.*			3,398	103,605
				6,358,204

Food Products - 1.6%
Archer-Daniels-Midland Co.			15,533	453,874
Campbell Soup Co.			4,832	157,620
ConAgra Foods, Inc.			10,821	234,599
Dean Foods Co.*			4,283	76,194
General Mills, Inc.			7,960	512,465
H.J. Heinz Co.			7,613	302,617
Hershey Co.			4,010	155,828
Hormel Foods Corp.			1,690	60,029
J.M. Smucker Co.			2,866	151,927
Kellogg Co.			6,109	300,746
Kraft Foods, Inc.			35,633	936,079
McCormick & Co., Inc.			3,153	107,013
Sara Lee Corp.			16,831	187,497
Tyson Foods, Inc.			7,309	92,313
				3,728,801

Gas Utilities - 0.2%
EQT Corp.			3,167	134,914
Nicor, Inc.			1,175	42,993
Questar Corp.			4,212	158,203
				336,110

Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.			14,639	834,569
Becton Dickinson & Co.			5,796	404,271
Boston Scientific Corp.*			36,447	385,974
C.R. Bard, Inc.			2,403	188,900
CareFusion Corp.*			4,540	98,961
DENTSPLY International, Inc.			3,594	124,137
Hospira, Inc.*			3,883	173,182
Intuitive Surgical, Inc.*			916	240,221
Medtronic, Inc.			26,700	982,560
St. Jude Medical, Inc.*			8,380	326,904
Stryker Corp.			6,809	309,333
Varian Medical Systems, Inc.*			3,034	127,822
Zimmer Holdings, Inc.*			5,205	278,207
				4,475,041

Health Care Providers & Services - 2.0%
Aetna, Inc.			10,530	293,050
AmerisourceBergen Corp.			7,307	163,531
Cardinal Health, Inc.			8,712	233,482
CIGNA Corp.			6,600	185,394
Coventry Health Care, Inc.*			3,743	74,710
DaVita, Inc.*			2,502	141,713
Express Scripts, Inc.*			6,561	509,002
Humana, Inc.*			4,104	153,079
Laboratory Corp. of America Holdings*			2,621	172,200
McKesson Corp.			6,420	382,311
Medco Health Solutions, Inc.*			11,428	632,083
Patterson Co.'s, Inc.*			2,378	64,800
Quest Diagnostics, Inc.			3,764	196,443
Tenet Healthcare Corp.*			10,103	59,406
UnitedHealth Group, Inc.			28,042	702,172
WellPoint, Inc.*			11,460	542,745
				4,506,121

Health Care Technology - 0.0%
IMS Health, Inc.			4,398	67,509

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.			10,601	352,801
Darden Restaurants, Inc.			3,318	113,243
International Game Technology			7,169	153,990
Marriott International, Inc.			6,064	167,312
McDonald's Corp.			26,327	1,502,482
Starbucks Corp.*			17,805	367,673
Starwood Hotels & Resorts Worldwide, Inc.			4,517	149,197
Wyndham Worldwide Corp.			4,617	75,350
Wynn Resorts Ltd.*			1,638	116,118
Yum! Brands, Inc.			11,168	377,032
				3,375,198

Household Durables - 0.4%
Black & Decker Corp.			1,455	67,352
D.R. Horton, Inc.			6,671	76,116
Fortune Brands, Inc.			3,634	156,189
Harman International Industries, Inc.			1,803	61,086
KB Home			2,036	33,818
Leggett & Platt, Inc.			3,793	73,584
Lennar Corp.			3,675	52,369
Newell Rubbermaid, Inc.			6,717	105,390
Pulte Homes, Inc.			7,630	83,856
Whirlpool Corp.			1,787	125,018
				834,778

Household Products - 2.5%
Clorox Co.			3,365	197,929
Colgate-Palmolive Co.			12,087	921,996
Kimberly-Clark Corp.			10,022	591,098
Procter & Gamble Co.			70,520	4,084,519
				5,795,542

Independent Power Producers & Energy Traders - 0.2%
AES Corp.*			16,130	239,047
Constellation Energy Group, Inc.			4,820	156,023
Dynegy, Inc.*			14,109	35,978
				431,048

Industrial Conglomerates - 2.4%
3M Co.			16,801	1,239,914
General Electric Co.			256,809	4,216,804
Textron, Inc.			6,504	123,446
				5,580,164

Insurance - 2.6%
Aflac, Inc.			11,310	483,389
Allstate Corp.			12,977	397,356
American International Group, Inc.*			3,256	143,622
AON Corp.			6,698	272,542
Assurant, Inc.			2,849	91,339
Chubb Corp.			8,520	429,493
Cincinnati Financial Corp.			3,934	102,245
Genworth Financial, Inc.			11,609	138,728
Hartford Financial Services Group, Inc.			9,298	246,397
Lincoln National Corp.			7,164	185,619
Loews Corp.			8,740	299,345
Marsh & McLennan Co.'s, Inc.			12,643	312,661
MBIA, Inc.*			4,552	35,324
MetLife, Inc.			19,804	753,938
Principal Financial Group, Inc.			7,517	205,891
Progressive Corp.*			16,477	273,189
Prudential Financial, Inc.			11,199	558,942
Torchmark Corp.			2,087	90,638
Travelers Co.'s, Inc.			13,692	674,057
Unum Group			8,015	171,842
XL Capital Ltd.			8,277	144,516
				6,011,073

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*			8,021	748,841
Expedia, Inc.*			5,091	121,929
				870,770

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*			4,429	87,163
eBay, Inc.*			27,082	639,406
Google, Inc.*			5,810	2,880,888
VeriSign, Inc.*			4,666	110,538
Yahoo!, Inc.*			28,777	512,518
				4,230,513

IT Services - 1.1%
Affiliated Computer Services, Inc.*			2,362	127,950
Automatic Data Processing, Inc.			12,137	476,984
Cognizant Technology Solutions Corp.*			7,068	273,249
Computer Sciences Corp.*			3,666	193,235
Convergys Corp.*			3,301	32,812
Fidelity National Information Services, Inc.			4,628	118,060
Fiserv, Inc.*			3,765	181,473
MasterCard, Inc.			2,315	467,977
Paychex, Inc.			7,770	225,718
Total System Services, Inc.			4,771	76,861
Western Union Co.			16,968	321,035
				2,495,354

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.			6,489	31,017
Hasbro, Inc.			3,012	83,583
Mattel, Inc.			8,675	160,141
				274,741

Life Sciences - Tools & Services - 0.4%
Life Technologies Corp.*			4,227	196,767
Millipore Corp.*			1,342	94,383
PerkinElmer, Inc.			3,021	58,124
Thermo Fisher Scientific, Inc.*			9,846	429,975
Waters Corp.*			2,333	130,321
				909,570

Machinery - 1.5%
Caterpillar, Inc.			14,988	769,334
Cummins, Inc.			4,883	218,807
Danaher Corp.			6,170	415,364
Deere & Co.			10,229	439,029
Dover Corp.			4,501	174,459
Eaton Corp.			4,007	226,756
Flowserve Corp.			1,356	133,620
Illinois Tool Works, Inc.			9,303	397,331
PACCAR, Inc.			8,787	331,358
Pall Corp.			2,854	92,127
Parker Hannifin Corp.			3,884	201,346
Snap-on, Inc.			1,493	51,897
Stanley Works			1,914	81,709
				3,533,137

Media - 2.6%
CBS Corp., Class B			16,440	198,102
Comcast Corp.			69,230	1,169,295
DIRECTV Group, Inc.*			10,845	299,105
Gannett Co., Inc.			5,624	70,356
Interpublic Group of Co.'s, Inc.*			11,575	87,044
McGraw-Hill Co.'s, Inc.			7,610	191,315
Meredith Corp.			978	29,281
New York Times Co.			3,216	26,114
News Corp.			54,238	650,314
Omnicom Group, Inc.			7,521	277,826
Scripps Networks Interactive, Inc.			2,189	80,883
Time Warner Cable, Inc.			8,525	367,342
Time Warner, Inc.			28,601	823,137
Viacom, Inc., Class B*			14,673	411,431
Walt Disney Co.			44,923	1,233,586
Washington Post Co., Class B			146	68,340
				5,983,471

Metals & Mining - 1.0%
AK Steel Holding Corp.			2,644	52,166
Alcoa, Inc.			23,573	309,278
Allegheny Technologies, Inc.			2,372	82,996
Freeport-McMoRan Copper & Gold, Inc.			9,963	683,562
Newmont Mining Corp.			11,842	521,285
Nucor Corp.			7,604	357,464
Titanium Metals Corp.			2,405	23,064
United States Steel Corp.			3,468	153,875
				2,183,690

Multiline Retail - 0.9%
Big Lots, Inc.*			2,135	53,418
Family Dollar Stores, Inc.			3,393	89,575
J.C. Penney Co., Inc.			5,706	192,578
Kohl's Corp.*			7,389	421,542
Macy's, Inc.			10,176	186,119
Nordstrom, Inc.			3,874	118,312
Sears Holdings Corp.*			1,204	78,633
Target Corp.			18,201	849,623
				1,989,800

Multi-Utilities - 1.3%
Ameren Corp.			5,627	142,251
Centerpoint Energy, Inc.			9,028	112,218
CMS Energy Corp.			5,489	73,553
Consolidated Edison, Inc.			6,639	271,801
Dominion Resources, Inc.			14,274	492,453
DTE Energy Co.			3,965	139,330
Integrys Energy Group, Inc.			1,987	71,313
NiSource, Inc.			6,644	92,285
PG&E Corp.			8,913	360,887
Public Service Enterprise Group, Inc.			12,243	384,920
SCANA Corp.			2,660	92,834
Sempra Energy			5,911	294,427
TECO Energy, Inc.			5,151	72,526
Wisconsin Energy Corp.			2,829	127,786
Xcel Energy, Inc.			11,025	212,121
				2,940,705

Office Electronics - 0.1%
Xerox Corp.			20,923	161,944

Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.			11,833	742,284
Apache Corp.			8,110	744,741
Cabot Oil & Gas Corp.			2,508	89,661
Chesapeake Energy Corp.			15,479	439,604
Chevron Corp.			48,380	3,407,403
ConocoPhillips			35,846	1,618,805
Consol Energy, Inc.			4,371	197,176
Denbury Resources, Inc.*			6,021	91,098
Devon Energy Corp.			10,740	723,124
El Paso Corp.			16,961	175,038
EOG Resources, Inc.			6,056	505,737
Exxon Mobil Corp.			116,133	7,967,885
Hess Corp.			7,022	375,396
Marathon Oil Corp.			17,125	546,287
Massey Energy Co.			2,221	61,944
Murphy Oil Corp.			4,616	265,743
Noble Energy, Inc.			4,195	276,702
Occidental Petroleum Corp.			19,612	1,537,581
Peabody Energy Corp.			6,469	240,776
Pioneer Natural Resources Co.			2,758	100,088
Range Resources Corp.			3,788	186,976
Southwestern Energy Co.*			8,315	354,884
Spectra Energy Corp.			15,605	295,559
Sunoco, Inc.			2,948	83,871
Tesoro Corp.			3,598	53,898
Valero Energy Corp.			13,460	260,989
Williams Co.'s, Inc.			14,036	250,823
XTO Energy, Inc.			14,026	579,554
				22,173,627

Paper & Forest Products - 0.2%
International Paper Co.			10,457	232,459
MeadWestvaco Corp.			4,314	96,246
Weyerhaeuser Co.			5,114	187,428
				516,133

Personal Products - 0.2%
Avon Products, Inc.			10,329	350,773
Estee Lauder Co.'s, Inc.			2,808	104,120
				454,893

Pharmaceuticals - 6.9%
Abbott Laboratories, Inc.			37,392	1,849,782
Allergan, Inc.			7,441	422,351
Bristol-Myers Squibb Co.			47,927	1,079,316
Eli Lilly & Co.			24,464	808,046
Forest Laboratories, Inc.*			7,298	214,853
Johnson & Johnson			66,480	4,047,967
King Pharmaceuticals, Inc.*			6,413	69,068
Merck & Co., Inc.			51,018	1,613,700
Mylan, Inc.*			7,381	118,170
Pfizer, Inc.			162,814	2,694,572
Schering-Plough Corp.			39,397	1,112,965
Watson Pharmaceuticals, Inc.*			2,658	97,389
Wyeth			32,265	1,567,434
				15,695,613

Professional Services - 0.1%
Dun & Bradstreet Corp.			1,341	101,004
Equifax, Inc.			3,055	89,023
Monster Worldwide, Inc.*			3,050	53,314
Robert Half International, Inc.			3,698	92,524
				335,865

Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co.			3,120	46,020
AvalonBay Communities, Inc.			1,934	140,660
Boston Properties, Inc.			3,352	219,724
Equity Residential			6,626	203,418
HCP, Inc.			6,968	200,260
Health Care REIT, Inc.			2,883	119,990
Host Hotels & Resorts, Inc.			14,546	171,206
Kimco Realty Corp.			9,079	118,390
Plum Creek Timber Co., Inc.			4,105	125,777
ProLogis			10,709	127,651
Public Storage			3,271	246,110
Simon Property Group, Inc.			6,878	477,540
Ventas, Inc.			3,787	145,800
Vornado Realty Trust			3,858	248,494
				2,591,040

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*			5,641	66,225

Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.			6,316	504,206
CSX Corp.			9,472	396,498
Norfolk Southern Corp.			8,881	382,860
Ryder System, Inc.			1,353	52,848
Union Pacific Corp.			12,197	711,695
				2,048,107

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*			13,562	76,761
Altera Corp.			7,100	145,621
Analog Devices, Inc.			7,047	194,356
Applied Materials, Inc.			32,252	432,177
Broadcom Corp.*			10,332	317,089
Intel Corp.			135,126	2,644,416
KLA-Tencor Corp.			4,111	147,420
Linear Technology Corp.			5,378	148,594
LSI Corp.*			15,700	86,193
MEMC Electronic Materials, Inc.*			5,408	89,935
Microchip Technology, Inc.			4,425	117,263
Micron Technology, Inc.*			20,486	167,985
National Semiconductor Corp.			5,646	80,568
Novellus Systems, Inc.*			2,522	52,912
NVIDIA Corp.*			13,201	198,411
Teradyne, Inc.*			4,653	43,040
Texas Instruments, Inc.			30,430	720,887
Xilinx, Inc.			6,667	156,141
				5,819,769

Software - 4.0%
Adobe Systems, Inc.*			12,672	418,683
Autodesk, Inc.*			5,527	131,543
BMC Software, Inc.*			4,475	167,947
CA, Inc.			9,541	209,807
Citrix Systems, Inc.*			4,379	171,788
Compuware Corp.*			6,409	46,978
Electronic Arts, Inc.*			7,814	148,857
Intuit, Inc.*			7,817	222,784
McAfee, Inc.*			3,760	164,650
Microsoft Corp.			187,014	4,841,792
Novell, Inc.*			9,160	41,312
Oracle Corp.			94,218	1,963,503
Red Hat, Inc.*			4,572	126,370
Salesforce.com, Inc.*			2,570	146,310
Symantec Corp.*			19,787	325,892
				9,128,216

Specialty Retail - 1.9%
Abercrombie & Fitch Co.			2,264	74,440
AutoNation, Inc.*			2,276	41,150
AutoZone, Inc.*			778	113,759
Bed Bath & Beyond, Inc.*			6,283	235,864
Best Buy Co., Inc.			8,259	309,878
GameStop Corp.*			3,983	105,430
Gap, Inc.			11,616	248,582
Home Depot, Inc.			41,041	1,093,332
Limited Brands, Inc.			6,536	111,047
Lowe's Co.'s, Inc.			35,724	748,061
Office Depot, Inc.*			6,647	44,003
O'Reilly Automotive, Inc.*			3,283	118,648
RadioShack Corp.			3,028	50,174
Sherwin-Williams Co.			2,380	143,181
Staples, Inc.			17,308	401,892
Tiffany & Co.			3,002	115,667
TJX Co.'s, Inc.			10,225	379,859
				4,334,967

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.			7,684	252,957
Nike, Inc., Class B			9,375	606,563
Polo Ralph Lauren Corp.			1,368	104,816
VF Corp.			2,141	155,073
				1,119,409

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.			11,378	149,621
People's United Financial, Inc.			8,427	131,124
				280,745

Tobacco - 1.6%
Altria Group, Inc.			50,026	890,963
Lorillard, Inc.			4,069	302,327
Philip Morris International, Inc.			46,666	2,274,501
Reynolds American, Inc.			4,089	182,042
				3,649,833

Trading Companies & Distributors - 0.1%
Fastenal Co.			3,127	121,015
W.W. Grainger, Inc.			1,506	134,576
				255,591

Wireless Telecommunication Services - 0.3%
American Tower Corp.*			9,622	350,241
MetroPCS Communications, Inc.*			6,387	59,782
Sprint Nextel Corp.*			69,469	274,403
				684,426

Total Equity Securities (Cost $226,884,518)				225,645,394

EXCHANGE TRADED FUNDS - 0.3%
SPDR Trust Series 1			7,500	791,700

Total Exchange Traded Funds (Cost $737,024)				791,700

U.S. TREASURY - 0.3%			PRINCIPAL AMOUNT
United States Treasury Bills:
10/22/09 #			$250,000	249,974
2/11/10 #			500,000	499,675

Total U.S. Treasury (Cost $749,649)				749,649

TIME DEPOSIT - 0.9%
State Street Corp. Time Deposit, 0.01%, 10/1/09			2,030,546	2,030,546

Total Time Deposit (Cost $2,030,546)				2,030,546

TOTAL INVESTMENTS (Cost $230,401,737) - 100.0%				229,217,289
Other assets and liabilities, net - 0.0%				(67,310)
NET ASSETS - 100%				$229,149,979

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 #	35	12/09	$1,842,575	$24,128
S&P 500 Index #	2	12/09	526,450	9,784
Total Purchased			$33,912

* Non-income producing security.

# Futures collateralized by 750,000 units of U.S. Treasury Bills.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT S&P MID CAP 400 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 99.7%	SHARES	VALUE
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc.*	3,890	$302,837
BE Aerospace, Inc.*	11,986	241,398
544,235

Airlines - 0.3%
Airtran Holdings, Inc.*	14,228	88,925
Alaska Air Group, Inc.*	4,317	115,652
JetBlue Airways Corp.*	24,605	147,138
351,715

Auto Components - 0.6%
BorgWarner, Inc.	13,824	418,314
Gentex Corp.	16,333	231,112
649,426

Automobiles - 0.1%
Thor Industries, Inc.	4,291	132,806
TravelCenters of America LLC (b)*	60,000	10
132,816

Beverages - 0.5%
Hansen Natural Corp.*	8,596	315,817
PepsiAmericas, Inc.	6,645	189,781
505,598

Biotechnology - 1.3%
OSI Pharmaceuticals, Inc.*	6,876	242,723
United Therapeutics Corp.*	5,524	270,621
Vertex Pharmaceuticals, Inc.*	21,263	805,867
1,319,211

Building Products - 0.2%
Lennox International, Inc.	5,588	201,839

Capital Markets - 2.1%
Affiliated Managers Group, Inc.*	4,896	318,289
Apollo Investment Corp.	19,007	181,517
Eaton Vance Corp.	13,868	388,165
Jefferies Group, Inc.*	14,419	392,629
Raymond James Financial, Inc.	11,680	271,910
SEI Investments Co.	15,290	300,907
Waddell & Reed Financial, Inc.	10,210	290,476
2,143,893

Chemicals - 3.3%
Albemarle Corp.	10,849	375,375
Ashland, Inc.	8,760	378,607
Cabot Corp.	7,759	179,311
Cytec Industries, Inc.	5,600	181,832
Lubrizol Corp.	8,001	571,752
Minerals Technologies, Inc.	2,222	105,678
Olin Corp.	9,244	161,215
RPM International, Inc.	15,235	281,695
Scotts Miracle-Gro Co.	5,220	224,199
Sensient Technologies Corp.	5,779	160,483
Terra Industries, Inc.	11,828	410,077
Valspar Corp.	11,894	327,204
3,357,428

Commercial Banks - 3.2%
Associated Banc-Corp.	15,169	173,230
BancorpSouth, Inc.	8,601	209,950
Bank of Hawaii Corp.	5,672	235,615
Cathay General Bancorp	6,100	49,349
City National Corp.	5,087	198,037
Commerce Bancshares, Inc.	8,182	304,698
Cullen/Frost Bankers, Inc.	7,051	364,114
FirstMerit Corp.	10,123	192,641
Fulton Financial Corp.	21,232	156,267
International Bancshares Corp.	6,134	100,046
PacWest Bancorp	3,018	57,493
SVB Financial Group*	3,913	169,315
Synovus Financial Corp.	56,538	212,017
TCF Financial Corp.	13,374	174,397
Trustmark Corp.	5,897	112,338
Valley National Bancorp	16,822	206,742
Webster Financial Corp.	7,829	97,628
Westamerica Bancorporation	3,463	180,076
Wilmington Trust Corp.	8,368	118,826
3,312,779

Commercial Services & Supplies - 1.6%
Brink's Co.	5,364	144,345
Clean Harbors, Inc.*	2,645	148,808
Copart, Inc.*	7,921	263,056
Corrections Corp. of America*	13,662	309,444
Deluxe Corp.	6,179	105,661
Herman Miller, Inc.	6,381	107,903
HNI Corp.	5,451	128,644
Mine Safety Appliances Co.	3,539	97,358
Rollins, Inc.	4,957	93,439
Waste Connections, Inc.*	9,499	274,141
1,672,799

Communications Equipment - 2.0%
3Com Corp.*	45,966	240,402
ADC Telecommunications, Inc.*	11,461	95,585
Adtran, Inc.	6,511	159,845
Avocent Corp.*	5,354	108,525
CommScope, Inc.*	11,105	332,373
F5 Networks, Inc.*	9,319	369,312
Palm, Inc.*	18,852	328,590
Plantronics, Inc.	5,912	158,501
Polycom, Inc.*	9,945	266,029
2,059,162

Computers & Peripherals - 0.5%
Diebold, Inc.	7,859	258,797
Imation Corp.	3,713	34,420
NCR Corp.*	18,815	260,023
553,240

Construction & Engineering - 1.7%
AECOM Technology Corp.*	12,984	352,386
Dycom Industries, Inc.*	4,852	59,680
Granite Construction, Inc.	3,946	122,089
KBR, Inc.	19,036	443,348
Shaw Group, Inc.*	9,913	318,108
URS Corp.*	9,870	430,826
1,726,437

Construction Materials - 0.5%
Martin Marietta Materials, Inc.	5,282	486,314

Consumer Finance - 0.2%
AmeriCredit Corp.*	11,294	178,332

Containers & Packaging - 1.3%
AptarGroup, Inc.	8,036	300,225
Greif, Inc.	4,062	223,613
Packaging Corp. of America	12,157	248,003
Sonoco Products Co.	11,839	326,046
Temple-Inland, Inc.	12,635	207,467
1,305,354

Distributors - 0.3%
LKQ Corp.*	16,632	308,357

Diversified Consumer Services - 1.9%
Brink's Home Security Holdings, Inc.*	5,387	165,866
Career Education Corp.*	8,285	201,988
Corinthian Colleges, Inc.*	10,333	191,780
ITT Educational Services, Inc.*	3,743	413,265
Matthews International Corp.	3,680	130,198
Regis Corp.	6,568	101,804
Service Corp. International	29,770	208,688
Sotheby's	8,105	139,649
Strayer Education, Inc.	1,663	362,002
1,915,240

Diversified Telecommunication Services - 0.1%
Cincinnati Bell, Inc.*	25,487	89,205

Electric Utilities - 1.7%
Cleco Corp.	7,166	179,723
DPL, Inc.	13,757	359,058
Great Plains Energy, Inc.	16,021	287,577
Hawaiian Electric Industries, Inc.	10,859	196,765
IDACORP, Inc.	5,593	161,022
NV Energy, Inc.	27,806	322,272
Westar Energy, Inc.	12,892	251,523
1,757,940

Electrical Equipment - 1.6%
AMETEK, Inc.	12,744	444,893
Hubbell, Inc., Class B	6,690	280,980
Roper Industries, Inc.	10,742	547,627
Thomas & Betts Corp.*	6,266	188,481
Woodward Governor Co.	6,518	158,127
1,620,108

Electronic Equipment & Instruments - 2.4%
Arrow Electronics, Inc.*	14,187	399,364
Avnet, Inc.*	17,920	465,382
Ingram Micro, Inc.*	19,204	323,587
Itron, Inc.*	4,739	303,960
National Instruments Corp.	6,639	183,436
Tech Data Corp.*	5,959	247,954
Trimble Navigation Ltd.*	14,179	339,020
Vishay Intertechnology, Inc.*	22,132	174,843
2,437,546

Energy Equipment & Services - 2.7%
Exterran Holdings, Inc.*	7,408	175,866
Helix Energy Solutions Group, Inc.*	10,712	160,466
Helmerich & Payne, Inc.	12,509	494,481
Oceaneering International, Inc.*	6,491	368,364
Patterson-UTI Energy, Inc.	18,195	274,744
Pride International, Inc.*	20,592	626,820
Superior Energy Services, Inc.*	9,271	208,783
Tidewater, Inc.	6,134	288,850
Unit Corp.*	4,754	196,103
2,794,477

Food & Staples Retailing - 0.4%
BJ's Wholesale Club, Inc.*	6,585	238,509
Ruddick Corp.	4,750	126,445
364,954

Food Products - 1.3%
Corn Products International, Inc.	8,848	252,345
Flowers Foods, Inc.	9,316	244,918
Lancaster Colony Corp.	2,282	116,998
Ralcorp Holdings, Inc.*	6,711	392,392
Smithfield Foods, Inc.*	16,575	228,735
Tootsie Roll Industries, Inc.	3,148	74,859
1,310,247

Gas Utilities - 2.0%
AGL Resources, Inc.	9,155	322,897
Energen Corp.	8,507	366,652
National Fuel Gas Co.	9,434	432,171
Oneok, Inc.	12,492	457,457
UGI Corp.	12,844	321,871
WGL Holdings, Inc.	5,949	197,150
2,098,198

Health Care Equipment & Supplies - 3.8%
Beckman Coulter, Inc.	8,132	560,620
Edwards Lifesciences Corp.*	6,644	464,482
Gen-Probe, Inc.*	5,924	245,491
Hill-Rom Holdings, Inc.	7,424	161,695
Hologic, Inc.*	30,434	497,291
IDEXX Laboratories, Inc.*	7,001	350,050
Immucor, Inc.*	8,356	147,901
Kinetic Concepts, Inc.*	7,276	269,066
Masimo Corp.*	6,103	159,899
ResMed, Inc.*	8,940	404,088
STERIS Corp.	6,935	211,171
Teleflex, Inc.	4,716	227,830
Thoratec Corp.*	6,699	202,779
3,902,363

Health Care Providers & Services - 3.2%
Community Health Systems, Inc.*	10,971	350,304
Health Management Associates, Inc.*	29,256	219,127
Health Net, Inc.*	12,321	189,743
Henry Schein, Inc.*	10,698	587,427
Kindred Healthcare, Inc.*	4,594	74,561
LifePoint Hospitals, Inc.*	6,448	174,483
Lincare Holdings, Inc.*	8,160	255,000
Omnicare, Inc.	14,048	316,361
Owens & Minor, Inc.	4,941	223,580
Psychiatric Solutions, Inc.*	6,672	178,543
Universal Health Services, Inc., Class B	5,825	360,742
VCA Antech, Inc.*	10,050	270,245
WellCare Health Plans, Inc.*	5,110	125,962
3,326,078

Health Care Technology - 0.6%
Cerner Corp.*	7,917	592,192

Hotels, Restaurants & Leisure - 1.8%
Bob Evans Farms, Inc.	3,709	107,783
Boyd Gaming Corp.*	6,759	73,876
Brinker International, Inc.	12,115	190,569
Cheesecake Factory, Inc.*	7,128	132,011
Chipotle Mexican Grill, Inc.*	3,779	366,752
International Speedway Corp.	3,613	99,610
Life Time Fitness, Inc.*	4,857	136,239
Panera Bread Co.*	3,691	203,005
Scientific Games Corp.*	7,825	123,870
Wendy's/Arby's Group, Inc.	43,233	204,492
WMS Industries, Inc.*	5,347	238,262
1,876,469

Household Durables - 1.7%
American Greetings Corp.	4,869	108,579
Blyth, Inc.	745	28,854
MDC Holdings, Inc.	4,385	152,335
Mohawk Industries, Inc.*	6,659	317,568
NVR, Inc.*	687	437,873
Ryland Group, Inc.	5,205	109,669
Toll Brothers, Inc.*	16,138	315,336
Tupperware Brands Corp.	7,429	296,566
1,766,780

Household Products - 1.0%
Church & Dwight Co., Inc.	8,331	472,701
Energizer Holdings, Inc.*	8,220	545,315
1,018,016

Industrial Conglomerates - 0.2%
Carlisle Co.'s, Inc.	7,267	246,424

Insurance - 4.6%
American Financial Group, Inc.	9,288	236,844
Arthur J. Gallagher & Co.	11,887	289,686
Brown & Brown, Inc.	13,769	263,814
Everest Re Group Ltd.	7,162	628,107
Fidelity National Financial, Inc.	27,143	409,316
First American Corp.	11,060	358,012
Hanover Insurance Group, Inc.	6,066	250,708
HCC Insurance Holdings, Inc.	13,311	364,056
Horace Mann Educators Corp.	4,816	67,280
Mercury General Corp.	4,224	152,824
Old Republic International Corp.	28,537	347,581
Protective Life Corp.	10,152	217,456
Reinsurance Group of America, Inc.	8,632	384,987
StanCorp Financial Group, Inc.	5,816	234,792
Unitrin, Inc.	5,965	116,258
WR Berkley Corp.	15,826	400,081
4,721,802

Internet & Catalog Retail - 1.0%
NetFlix, Inc.*	5,338	246,456
priceline.com, Inc.*	4,992	827,773
1,074,229

Internet Software & Services - 0.7%
Digital River, Inc.*	4,529	182,610
Equinix, Inc.*	4,561	419,612
ValueClick, Inc.*	10,317	136,081
738,303

IT Services - 3.5%
Acxiom Corp.*	9,286	87,846
Alliance Data Systems Corp.*	6,305	385,109
Broadridge Financial Solutions, Inc.	16,641	334,484
DST Systems, Inc.*	4,623	207,110
Gartner, Inc.*	7,169	130,978
Global Payments, Inc.	9,537	445,378
Hewitt Associates, Inc.*	9,900	360,657
Lender Processing Services, Inc.	11,315	431,893
Mantech International Corp.*	2,538	119,692
Metavante Technologies, Inc.*	10,684	368,384
NeuStar, Inc.*	8,575	193,795
SAIC, Inc.*	24,690	433,063
SRA International, Inc.*	5,101	110,131
3,608,520

Leisure Equipment & Products - 0.1%
Callaway Golf Co.	7,990	60,804

Life Sciences - Tools & Services - 2.1%
Affymetrix, Inc.*	8,661	76,044
Bio-Rad Laboratories, Inc.*	2,273	208,843
Charles River Laboratories International, Inc.*	7,842	289,997
Covance, Inc.*	7,583	410,619
Mettler-Toledo International, Inc.*	3,995	361,907
Pharmaceutical Product Development, Inc.	13,988	306,897
Techne Corp.	4,419	276,408
Varian, Inc.*	3,420	174,625
2,105,340

Machinery - 5.2%
AGCO Corp.*	10,966	302,991
Bucyrus International, Inc.	8,914	317,517
Crane Co.	5,724	147,736
Donaldson Co., Inc.	9,156	317,072
Federal Signal Corp.	5,857	42,112
Graco, Inc.	7,105	198,016
Harsco Corp.	9,526	337,316
IDEX Corp.	9,573	267,565
Joy Global, Inc.	12,126	593,446
Kennametal, Inc.	9,512	234,090
Lincoln Electric Holdings, Inc.	5,044	239,338
Nordson Corp.	3,985	223,519
Oshkosh Corp.	10,374	320,868
Pentair, Inc.	11,659	344,174
SPX Corp.	5,814	356,224
Terex Corp.*	12,771	264,743
Timken Co.	9,344	218,930
Trinity Industries, Inc.	9,324	160,279
Valmont Industries, Inc.	2,349	200,088
Wabtec Corp.	5,667	212,682
5,298,706

Marine - 0.4%
Alexander & Baldwin, Inc.	4,867	156,182
Kirby Corp.*	6,430	236,753
392,935

Media - 1.1%
DreamWorks Animation SKG, Inc.*	8,845	314,617
Harte-Hanks, Inc.	4,679	64,710
John Wiley & Sons, Inc.	5,044	175,430
Lamar Advertising Co.*	6,263	171,857
Marvel Entertainment, Inc.*	5,771	286,357
Scholastic Corp.	3,088	75,162
1,088,133

Metals & Mining - 1.6%
Carpenter Technology Corp.	5,324	124,528
Cliffs Natural Resources, Inc.	15,538	502,810
Commercial Metals Co.	13,348	238,929
Reliance Steel & Aluminum Co.	7,570	322,179
Steel Dynamics, Inc.	25,324	388,470
Worthington Industries, Inc.	7,118	98,940
1,675,856

Multiline Retail - 0.7%
99 Cents Only Stores*	5,560	74,782
Dollar Tree, Inc.*	10,521	512,162
Saks, Inc.*	17,495	119,316
706,260

Multi-Utilities - 2.0%
Alliant Energy Corp.	13,125	365,531
Black Hills Corp.	4,697	118,223
MDU Resources Group, Inc.	21,823	455,010
NSTAR	12,671	403,191
OGE Energy Corp.	11,393	376,880
PNM Resources, Inc.	10,464	122,220
Vectren Corp.	9,614	221,507
2,062,562

Office Electronics - 0.2%
Zebra Technologies Corp.*	7,047	182,729

Oil, Gas & Consumable Fuels - 3.8%
Arch Coal, Inc.	19,147	423,723
Bill Barrett Corp.*	4,421	144,965
Cimarex Energy Co.	9,882	428,088
Comstock Resources, Inc.*	5,512	220,921
Encore Acquisition Co.*	6,587	246,354
Forest Oil Corp.*	13,214	258,598
Frontier Oil Corp.	12,429	173,012
Mariner Energy, Inc.*	11,903	168,784
Newfield Exploration Co.*	15,733	669,596
Overseas Shipholding Group, Inc.	2,891	108,037
Patriot Coal Corp.*	8,765	103,076
Plains Exploration & Production Co.*	16,241	449,226
Quicksilver Resources, Inc.*	13,940	197,809
Southern Union Co.	14,716	305,946
3,898,135

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.*	14,415	96,148

Personal Products - 0.6%
Alberto-Culver Co.	10,128	280,343
NBTY, Inc.*	7,282	288,222
568,565

Pharmaceuticals - 1.3%
Endo Pharmaceuticals Holdings, Inc.*	13,898	314,512
Medicis Pharmaceutical Corp.	6,870	146,675
Perrigo Co.	9,211	313,082
Sepracor, Inc.*	12,967	296,944
Valeant Pharmaceuticals International*	7,935	222,656
1,293,869

Professional Services - 1.4%
Corporate Executive Board Co.	4,044	100,696
FTI Consulting, Inc.*	6,090	259,495
Kelly Services, Inc.	3,386	41,648
Korn/Ferry International*	5,306	77,414
Manpower, Inc.	9,294	527,063
MPS Group, Inc.*	11,218	118,013
Navigant Consulting, Inc.*	5,842	78,867
Watson Wyatt Worldwide, Inc.	5,058	220,326
1,423,522

Real Estate Investment Trusts - 6.7%
Alexandria Real Estate Equities, Inc.	5,146	279,685
AMB Property Corp.	17,346	398,091
BRE Properties, Inc.	6,079	190,273
Camden Property Trust	7,605	306,481
Corporate Office Properties Trust	6,807	251,042
Cousins Properties, Inc.	11,012	91,179
Duke Realty Corp.	26,553	318,902
Equity One, Inc.	3,861	60,502
Essex Property Trust, Inc.	3,257	259,192
Federal Realty Investment Trust	7,200	441,864
Highwoods Properties, Inc.	8,404	264,306
Hospitality Properties Trust	14,176	288,765
Liberty Property Trust	13,245	430,860
Macerich Co.	9,573	290,349
Mack-Cali Realty Corp.	9,281	300,055
Nationwide Health Properties, Inc.	12,564	389,358
Omega Healthcare Investors, Inc.	9,776	156,611
Potlatch Corp.	4,807	136,759
Rayonier, Inc.	9,371	383,368
Realty Income Corp.	12,376	317,444
Regency Centers Corp.	9,493	351,716
SL Green Realty Corp.	9,113	399,605
UDR, Inc.	17,849	280,943
Weingarten Realty Investors	12,266	244,339
6,831,689

Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	4,894	231,829

Road & Rail - 1.1%
Con-way, Inc.	5,816	222,869
JB Hunt Transport Services, Inc.	10,301	330,971
Kansas City Southern*	11,166	295,787
Landstar System, Inc.	6,090	231,785
Werner Enterprises, Inc.	5,095	94,920
1,176,332

Semiconductors & Semiconductor Equipment - 2.3%
Atmel Corp.*	53,479	224,077
Cree, Inc.*	11,856	435,708
Fairchild Semiconductor International, Inc.*	14,691	150,289
Integrated Device Technology, Inc.*	19,985	135,098
International Rectifier Corp.*	8,514	165,938
Intersil Corp.	14,500	221,995
Lam Research Corp.*	14,995	512,229
RF Micro Devices, Inc.*	31,534	171,230
Semtech Corp.*	7,240	123,152
Silicon Laboratories, Inc.*	5,302	245,801
2,385,517

Software - 3.5%
ACI Worldwide, Inc.*	4,316	65,301
Advent Software, Inc.*	1,914	77,039
ANSYS, Inc.*	10,397	389,576
Cadence Design Systems, Inc.*	31,260	229,448
FactSet Research Systems, Inc.	4,955	328,219
Fair Isaac Corp.	5,907	126,941
Informatica Corp.*	10,337	233,409
Jack Henry & Associates, Inc.	9,941	233,315
Mentor Graphics Corp.*	11,387	106,013
MICROS Systems, Inc.*	9,538	287,952
Parametric Technology Corp.*	13,747	189,984
Quest Software, Inc.*	7,287	122,786
Rovi Corp.*	11,968	402,125
Sybase, Inc.*	9,526	370,561
Synopsys, Inc.*	17,097	383,315
3,545,984

Specialty Retail - 5.3%
Aaron's, Inc.	6,366	168,062
Advance Auto Parts, Inc.	11,270	442,686
Aeropostale, Inc.*	7,949	345,543
American Eagle Outfitters, Inc.	24,483	412,783
AnnTaylor Stores Corp.*	7,035	111,786
Barnes & Noble, Inc.	4,464	99,190
Carmax, Inc.*	26,145	546,431
Chico's FAS, Inc.*	21,030	273,390
Coldwater Creek, Inc.*	6,781	55,604
Collective Brands, Inc.*	7,603	131,760
Dick's Sporting Goods, Inc.*	10,137	227,069
Foot Locker, Inc.	18,382	219,665
Guess?, Inc.	6,984	258,687
J Crew Group, Inc.*	6,551	234,657
PetSmart, Inc.	14,952	325,206
Rent-A-Center, Inc.*	7,987	150,795
Ross Stores, Inc.	14,723	703,318
Urban Outfitters, Inc.*	15,253	460,183
Williams-Sonoma, Inc.	12,444	251,742
5,418,557

Textiles, Apparel & Luxury Goods - 1.1%
Fossil, Inc.*	5,649	160,714
Hanesbrands, Inc.*	11,235	240,429
Phillips-Van Heusen Corp.	6,109	261,404
Timberland Co.*	5,503	76,602
Under Armour, Inc.*	4,353	121,144
Warnaco Group, Inc.*	5,432	238,247
1,098,540

Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	9,858	108,832
First Niagara Financial Group, Inc.	21,666	267,142
New York Community Bancorp, Inc.	40,952	467,672
NewAlliance Bancshares, Inc.	12,912	138,158
Washington Federal, Inc.	12,834	216,381
1,198,185

Tobacco - 0.1%
Universal Corp.	3,030	126,715

Trading Companies & Distributors - 0.4%
GATX Corp.	5,600	156,520
MSC Industrial Direct Co.	5,158	224,786
United Rentals, Inc.*	7,311	75,303
456,609

Water Utilities - 0.3%
Aqua America, Inc.	16,092	283,863

Wireless Telecommunication Services - 0.5%
Syniverse Holdings, Inc.*	8,092	141,610
Telephone & Data Systems, Inc.	11,170	346,382
487,992

Total Equity Securities (Cost $106,301,929)	102,163,402

U.S. TREASURY - 0.2%	PRINCIPAL AMOUNT
United States Treasury Bills, 2/11/10 ^	$200,000	199,870

Total U.S. Treasury (Cost $199,870)	199,870

TIME DEPOSIT - 0.3%
State Street Corp. Time Deposit, 0.01%, 10/1/09	298,308	298,308

Total Time Deposit (Cost $298,308)	298,308

TOTAL INVESTMENTS (Cost $106,800,107) - 100.2%	102,661,580
Other assets and liabilities, net - (0.2%)	(172,535)
NET ASSETS - 100%	$102,489,045

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P MidCap 400 Index ^	5	12/09	$344,600	$3,190
Total Purchased	$3,190

* Non-income producing security.
^ Futures collateralized by 200,000 units of U.S. Treasury Bills.
(b) This security was valued by the Board of Directors. See Note A.

Abbreviations: LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 99.1%	SHARES	VALUE
Aerospace & Defense - 1.7%
AAR Corp.*	2,852	$62,573
Aerovironment, Inc.*	1,019	28,624
American Science & Engineering, Inc.	668	45,451
Applied Signal Technology, Inc.	1,004	23,363
Argon ST, Inc.*	1,043	19,869
Ascent Solar Technologies, Inc.*	1,229	9,267
Astronics Corp.*	730	6,862
Ceradyne, Inc.*	1,931	35,395
Cubic Corp.	1,207	47,640
Curtiss-Wright Corp.	3,470	118,431
DigitalGlobe, Inc.*	1,162	25,994
Ducommun, Inc.	842	15,922
DynCorp International, Inc.*	1,917	34,506
Esterline Technologies Corp.*	2,145	84,105
GenCorp, Inc.*	4,542	24,345
GeoEye, Inc.*	1,322	35,430
HEICO Corp.	1,772	76,834
Herley Industries, Inc.*	1,076	14,042
Hexcel Corp.*	7,048	80,629
Ladish Co., Inc.*	1,161	17,566
LMI Aerospace, Inc.*	692	6,941
Moog, Inc.*	3,123	92,128
Orbital Sciences Corp.*	4,302	64,401
Stanley, Inc.*	907	23,328
Taser International, Inc.*	4,987	23,539
Teledyne Technologies, Inc.*	2,765	99,512
Todd Shipyards Corp.	455	7,480
Triumph Group, Inc.	1,210	58,068
1,182,245

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,389	15,186
Atlas Air Worldwide Holdings, Inc.*	1,314	42,009
Dynamex, Inc.*	725	11,839
Forward Air Corp.	2,119	49,055
HUB Group, Inc.*	2,713	61,992
Pacer International, Inc.	2,628	10,144
190,225

Airlines - 0.8%
Airtran Holdings, Inc.*	9,050	56,562
Alaska Air Group, Inc.*	2,631	70,484
Allegiant Travel Co.*	1,178	44,870
Hawaiian Holdings, Inc.*	3,960	32,710
JetBlue Airways Corp.*	19,117	114,320
Republic Airways Holdings, Inc.*	2,785	25,984
Skywest, Inc.	4,291	71,145
UAL Corp.*	10,579	97,538
US Airways Group, Inc.*	12,117	56,950
570,563

Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.	3,670	25,984
Amerigon, Inc.*	1,764	12,965
ArvinMeritor, Inc.	5,401	42,236
China Automotive Systems, Inc.*	341	3,168
Cooper Tire & Rubber Co.	4,318	75,910
Dana Holding Corp.*	7,662	52,178
Dorman Products, Inc.*	875	13,144
Drew Industries, Inc.*	1,529	33,164
Exide Technologies*	3,851	30,692
Fuel Systems Solutions, Inc.*	884	31,815
Hawk Corp.*	433	5,941
Modine Manufacturing Co.	2,571	23,833
Raser Technologies, Inc.*	3,590	5,493
Spartan Motors, Inc.	2,476	12,727
Standard Motor Products, Inc.	1,237	18,802
Stoneridge, Inc.*	1,166	8,255
Superior Industries International, Inc.	1,837	26,085
Tenneco, Inc.*	3,608	47,048
Wonder Auto Technology, Inc.*	1,171	14,052
483,492

Automobiles - 0.0%
Winnebago Industries*	2,222	32,686

Beverages - 0.1%
Boston Beer Co., Inc.*	659	24,436
Coca Cola Bottling Co. Consolidated	327	15,836
Heckmann Corp.*	6,319	28,941
National Beverage Corp.*	857	9,864
79,077

Biotechnology - 3.8%
Acorda Therapeutics, Inc.*	2,917	67,908
Affymax, Inc.*	1,089	26,016
Alkermes, Inc.*	7,014	64,459
Alnylam Pharmaceuticals, Inc.*	2,614	59,286
AMAG Pharmaceuticals, Inc.*	1,248	54,513
Amicus Therapeutics, Inc.*	1,196	10,465
Arena Pharmaceuticals, Inc.*	5,675	25,367
Ariad Pharmaceuticals, Inc.*	5,295	11,755
Arqule, Inc.*	2,994	13,593
Array Biopharma, Inc.*	3,610	8,592
AVI BioPharma, Inc.*	6,075	10,449
BioCryst Pharmaceuticals, Inc.*	1,692	13,942
Biospecifics Technologies Corp.*	285	9,123
Cardium Therapeutics, Inc.*	3,073	4,978
Celera Corp.*	5,865	36,539
Cell Therapeutics, Inc.*	35,275	43,388
Celldex Therapeutics, Inc.*	1,190	6,533
Cepheid, Inc.*	4,164	55,048
Chelsea Therapeutics International, Inc.*	1,869	4,691
Clinical Data, Inc.*	826	13,769
Cubist Pharmaceuticals, Inc.*	4,422	89,324
Curis, Inc.*	5,028	11,766
Cytokinetics, Inc.*	2,652	14,029
Cytori Therapeutics, Inc.*	1,587	6,269
Dyax Corp.*	4,431	15,907
Emergent Biosolutions, Inc.*	1,079	19,055
Enzon Pharmaceuticals, Inc.*	3,463	28,570
Exelixis, Inc.*	7,703	49,145
Facet Biotech Corp.*	1,750	30,259
Genomic Health, Inc.*	1,110	24,265
Geron Corp.*	6,833	44,824
GTx, Inc.*	1,485	19,008
Halozyme Therapeutics, Inc.*	4,454	31,668
Hemispherx Biopharma, Inc.*	8,741	17,482
Human Genome Sciences, Inc.*	12,167	228,983
Idenix Pharmaceuticals, Inc.*	1,994	6,161
Idera Pharmaceuticals, Inc.*	1,638	12,138
Immunogen, Inc.*	3,728	30,234
Immunomedics, Inc.*	5,060	27,931
Incyte Corp. Ltd.*	5,584	37,692
Infinity Pharmaceuticals, Inc.*	1,415	8,815
Insmed, Inc.*	9,871	8,094
InterMune, Inc.*	2,931	46,691
Isis Pharmaceuticals, Inc.*	7,145	104,103
Lexicon Pharmaceuticals, Inc.*	6,399	13,630
Ligand Pharmaceuticals, Inc., Class B*	8,949	20,672
MannKind Corp.*	3,939	38,799
Martek Biosciences Corp.*	2,414	54,532
Maxygen, Inc.*	2,071	13,855
Medivation, Inc.*	2,203	59,789
Metabolix, Inc.*	1,513	15,554
Micromet, Inc.*	3,230	21,512
Molecular Insight Pharmaceuticals, Inc.*	1,409	7,792
Momenta Pharmaceuticals, Inc.*	2,700	28,647
Myriad Pharmaceuticals, Inc.*	1,819	10,659
Nabi Biopharmaceuticals*	4,129	14,823
Nanosphere, Inc.*	1,028	7,360
Neurocrine Biosciences, Inc.*	2,921	8,909
NeurogesX, Inc.*	816	6,528
Novavax, Inc.*	4,156	16,458
NPS Pharmaceuticals, Inc.*	3,762	15,123
OncoGenex Pharmaceutical, Inc.*	316	11,376
Onyx Pharmaceuticals, Inc.*	4,654	139,480
Opko Health, Inc.*	3,824	8,719
Orexigen Therapeutics, Inc.*	1,597	15,730
Osiris Therapeutics, Inc.*	1,190	7,925
OXiGENE, Inc.*	2,151	3,054
PDL BioPharma, Inc.	8,757	69,005
Pharmasset, Inc.*	1,605	33,930
Poniard Pharmaceuticals, Inc.*	1,820	13,614
Progenics Pharmaceuticals, Inc.*	2,122	11,119
Protalix BioTherapeutics, Inc.*	2,732	22,566
Regeneron Pharmaceuticals, Inc.*	4,837	93,354
Repligen Corp.*	2,475	12,400
Rigel Pharmaceuticals, Inc.*	2,762	22,648
Sangamo Biosciences, Inc.*	2,918	23,957
Savient Pharmaceuticals, Inc.*	4,666	70,923
Sciclone Pharmaceuticals, Inc.*	2,822	12,022
Seattle Genetics, Inc.*	6,268	87,940
SIGA Technologies, Inc.*	2,047	16,151
Spectrum Pharmaceuticals, Inc.*	2,586	17,404
StemCells, Inc.*	8,151	13,286
Synta Pharmaceuticals Corp.*	1,334	4,135
Theravance, Inc.*	4,088	59,848
Vanda Pharmaceuticals, Inc.*	2,045	23,804
Vical, Inc.*	2,625	11,183
Zymogenetics, Inc.*	2,991	18,066
2,631,108

Building Products - 0.6%
AAON, Inc.	1,069	21,466
American Woodmark Corp.	839	16,226
Ameron International Corp.	675	47,236
Apogee Enterprises, Inc.	2,242	33,675
Builders FirstSource, Inc.*	1,267	5,524
Gibraltar Industries, Inc.	2,083	27,641
Griffon Corp.*	3,366	33,896
Insteel Industries, Inc.	1,409	16,838
NCI Building Systems, Inc.*	1,492	4,774
Quanex Building Products Corp.	2,733	39,246
Simpson Manufacturing Co., Inc.	2,924	73,860
Trex Co., Inc.*	1,210	22,022
Universal Forest Products, Inc.	1,472	58,085
400,489

Capital Markets - 2.5%
Allied Capital Corp.	13,711	42,093
American Capital Ltd.	20,886	67,462
Apollo Investment Corp.	12,209	116,596
Ares Capital Corp.	7,133	78,606
BGC Partners, Inc.	2,668	11,419
BlackRock Kelso Capital Corp.	1,036	7,687
Broadpoint Gleacher Securities Group, Inc.*	3,814	31,809
Calamos Asset Management, Inc.	1,628	21,262
Capital Southwest Corp.	243	18,650
Cohen & Steers, Inc.	1,346	32,304
Diamond Hill Investment Group, Inc.*	164	9,507
Duff & Phelps Corp.	1,280	24,525
E*Trade Financial Corp.*	110,017	192,530
Epoch Holding Corp.	804	7,035
Evercore Partners, Inc.	786	22,967
FBR Capital Markets Corp.*	1,352	8,017
FCStone Group, Inc.*	1,809	8,719
Fifth Street Finance Corp.	1,558	17,029
GAMCO Investors, Inc.	604	27,603
GFI Group, Inc.	5,121	37,025
Gladstone Capital Corp.	1,681	15,011
Gladstone Investment Corp.	1,760	8,536
Harris & Harris Group, Inc.*	1,858	11,612
Hercules Technology Growth Capital, Inc.	2,697	26,484
International Assets Holding Corp.*	337	5,564
JMP Group, Inc.	1,155	11,157
Kayne Anderson Energy Development Co.	798	10,558
KBW, Inc.*	2,674	86,156
Knight Capital Group, Inc.*	7,134	155,164
Kohlberg Capital Corp.	1,466	8,840
LaBranche & Co., Inc.*	4,089	13,903
Main Street Capital Corp.	559	7,955
MCG Capital Corp.*	6,026	25,249
MF Global Ltd.*	7,426	53,987
MVC Capital, Inc.	1,867	16,392
NGP Capital Resources Co.	1,798	13,053
Oppenheimer Holdings, Inc.	640	15,584
optionsXpress Holdings, Inc.	3,109	53,723
PennantPark Investment Corp.	1,679	13,617
Penson Worldwide, Inc.*	1,340	13,052
Piper Jaffray Co.'s*	1,511	72,105
Prospect Capital Corp.	3,284	35,172
Pzena Investment Management, Inc.*	491	4,011
Riskmetrics Group, Inc.*	1,617	23,641
Safeguard Scientifics, Inc.*	1,823	19,998
SANDERS MORRIS HARRIS GROUP, Inc.	1,551	9,166
Stifel Financial Corp.*	2,252	123,635
SWS Group, Inc.	1,940	27,936
Teton Advisors, Inc.*	9	-
Thomas Weisel Partners Group, Inc.*	1,424	7,604
TICC Capital Corp.	2,100	10,584
TradeStation Group, Inc.*	2,561	20,872
Triangle Capital Corp.	586	7,231
US Global Investors, Inc.	1,009	12,441
Virtus Investment Partners, Inc.*	434	6,775
Westwood Holdings Group, Inc.	428	14,852
1,744,465

Chemicals - 2.1%
American Vanguard Corp.	1,505	12,507
Ampal-American Israel Corp.*	1,584	3,215
Arch Chemicals, Inc.	1,826	54,762
Balchem Corp.	1,328	34,926
Calgon Carbon Corp.*	4,010	59,468
China Green Agriculture, Inc.*	648	7,595
Ferro Corp.	3,202	28,498
GenTek, Inc.*	715	27,199
H.B. Fuller Co.	3,558	74,362
Hawkins, Inc.	688	16,072
ICO, Inc.*	2,207	10,307
Innophos Holdings, Inc.	1,361	25,178
Innospec, Inc.	1,864	27,494
Koppers Holdings, Inc.	1,534	45,483
Landec Corp.*	1,849	11,834
LSB Industries, Inc.*	1,385	21,564
Minerals Technologies, Inc.	1,384	65,823
NewMarket Corp.	773	71,920
NL Industries, Inc.	532	3,564
Olin Corp.	5,980	104,291
OM Group, Inc.*	2,240	68,074
Omnova Solutions, Inc.*	3,462	22,434
PolyOne Corp.*	6,855	45,723
Quaker Chemical Corp.	819	17,961
Rockwood Holdings, Inc.*	3,780	77,755
Schulman A, Inc.	1,996	39,780
Sensient Technologies Corp.	3,739	103,832
ShengdaTech, Inc.*	2,402	15,277
Solutia, Inc.*	8,880	102,830
Spartech Corp.	2,367	25,493
Stepan Co.	490	29,439
Westlake Chemical Corp.	1,484	38,139
WR Grace & Co.*	5,293	115,070
Zep, Inc.	1,666	27,072
Zoltek Co.'s, Inc.*	2,193	23,026
1,457,967

Commercial Banks - 5.8%
1st Source Corp.	1,189	19,381
Alliance Financial Corp.	324	8,764
American National Bankshares, Inc.	482	10,517
Ameris Bancorp	1,089	7,789
Ames National Corp.	514	12,393
Arrow Financial Corp.	750	20,463
Auburn National Bancorporation, Inc.	185	4,514
Bancfirst Corp.	557	20,570
Banco Latinoamericano de Exportaciones SA	2,113	30,047
Bancorp Rhode Island, Inc.	288	7,194
Bancorp, Inc.*	881	5,039
Bank of Kentucky Financial Corp.	243	5,142
Bank of Marin Bancorp	408	12,783
Bank of the Ozarks, Inc.	986	26,159
Banner Corp.	1,191	3,251
Bar Harbor Bankshares	227	7,718
Boston Private Financial Holdings, Inc.	5,355	34,861
Bridge Bancorp, Inc.	491	11,946
Bryn Mawr Bank Corp.	548	9,574
Camden National Corp.	614	20,287
Cape Bancorp, Inc.*	930	7,142
Capital City Bank Group, Inc.	939	13,334
Cardinal Financial Corp.	1,926	15,851
Cathay General Bancorp	3,651	29,537
Center Bancorp, Inc.:
Common Stock	869	6,544
Rights*	869	56
Centerstate Banks of Florida, Inc.	736	5,807
Central Pacific Financial Corp.	2,178	5,489
Century Bancorp, Inc.	277	6,011
Chemical Financial Corp.	1,753	38,198
Chicopee Bancorp, Inc.*	510	6,737
Citizens & Northern Corp.	715	10,575
Citizens Holding Co.	314	8,308
Citizens Republic Bancorp, Inc.*	9,665	7,345
City Holding Co.	1,184	35,295
CNB Financial Corp.	682	11,710
CoBiz Financial, Inc.	1,421	7,077
Columbia Banking System, Inc.	2,079	34,407
Community Bank System, Inc.	2,429	44,378
Community Trust Bancorp, Inc.	1,102	28,839
CVB Financial Corp.	6,436	48,849
Eagle Bancorp, Inc.*	781	7,482
East West Bancorp, Inc.	6,914	57,386
Enterprise Bancorp, Inc.	399	5,107
Enterprise Financial Services Corp.	881	8,149
Farmers Capital Bank Corp.	495	8,851
Financial Institutions, Inc.	874	8,714
First Bancorp (North Carolina)	1,145	20,667
First Bancorp (Puerto Rico)	6,345	19,352
First Bancorp, Inc. (Maine)	691	12,853
First Busey Corp.	1,922	9,033
First California Financial Group, Inc.*	446	2,141
First Commonwealth Financial Corp.	6,308	35,829
First Community Bancshares, Inc.	723	9,124
First Financial Bancorp	3,825	46,091
First Financial Bankshares, Inc.	1,527	75,525
First Financial Corp.	866	26,534
First Merchants Corp.	1,736	12,100
First Midwest Bancorp, Inc.	3,569	40,223
First of Long Island Corp.	427	11,354
First South Bancorp, Inc.	641	7,372
FirstMerit Corp.	6,334	120,536
FNB Corp.	8,547	60,769
German American Bancorp, Inc.	875	13,571
Glacier Bancorp, Inc.	4,502	67,260
Great Southern Bancorp, Inc.	793	18,802
Guaranty Bancorp*	4,153	6,146
Hampton Roads Bankshares, Inc.	1,456	4,193
Hancock Holding Co.	1,894	71,158
Harleysville National Corp.	3,271	17,434
Heartland Financial USA, Inc.	1,017	15,001
Heritage Financial Corp.	440	5,786
Home Bancorp, Inc.*	705	8,580
Home Bancshares, Inc.	1,056	23,148
IBERIABANK Corp.	1,539	70,117
Independent Bank Corp.	1,533	33,925
International Bancshares Corp.	3,730	60,836
Investors Bancorp, Inc.*	3,224	34,207
Lakeland Bancorp, Inc.	1,608	12,060
Lakeland Financial Corp.	975	20,134
MainSource Financial Group, Inc.	1,480	10,064
MB Financial, Inc.	3,746	78,554
Merchants Bancshares, Inc.	377	8,053
Metro Bancorp, Inc.*	413	5,026
Midsouth Bancorp, Inc.	362	4,778
Nara Bancorp, Inc.	1,816	12,621
National Bankshares, Inc.	547	13,921
National Penn Bancshares, Inc.:
Common Stock	9,507	58,088
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	2,628	59,235
Northfield Bancorp, Inc.	1,568	20,070
Northrim BanCorp, Inc.	500	7,625
Norwood Financial Corp.	148	4,603
Ohio Valley Banc Corp.	315	8,348
Old National Bancorp	6,554	73,405
Old Point Financial Corp.	159	2,649
Old Second Bancorp, Inc.	1,095	6,274
Oriental Financial Group, Inc.	1,831	23,254
Orrstown Financial Services, Inc.	404	15,611
Pacific Capital Bancorp	3,497	5,036
Pacific Continental Corp.	850	8,952
PacWest Bancorp	2,115	40,291
Park National Corp.	816	47,605
Peapack Gladstone Financial Corp.	695	11,162
Penns Woods Bancorp, Inc.	303	9,699
Peoples Bancorp, Inc.	821	10,714
Peoples Financial Corp.	299	5,564
Pinnacle Financial Partners, Inc.*	2,433	30,923
Porter Bancorp, Inc.	211	3,439
Premierwest Bancorp	1,620	4,390
PrivateBancorp, Inc.	2,679	65,528
Prosperity Bancshares, Inc.	3,538	123,087
Renasant Corp.	1,633	24,250
Republic Bancorp, Inc.	737	14,711
Republic First Bancorp, Inc.*	566	2,570
S&T Bancorp, Inc.	1,803	23,367
Sandy Spring Bancorp, Inc.	1,309	21,311
Santander BanCorp*	295	2,876
SCBT Financial Corp.	998	28,044
Shore Bancshares, Inc.	669	11,192
Sierra Bancorp	592	7,110
Signature Bank*	3,007	87,203
Simmons First National Corp.	1,010	29,098
Smithtown Bancorp, Inc.	1,158	13,363
South Financial Group, Inc.	12,507	18,385
Southside Bancshares, Inc.	1,015	22,866
Southwest Bancorp, Inc.	1,158	16,258
State Bancorp, Inc.	1,141	9,641
StellarOne Corp.	1,700	25,075
Sterling BanCorp.	1,434	10,353
Sterling Bancshares, Inc.	6,321	46,207
Sterling Financial Corp.*	3,940	7,880
Suffolk Bancorp	763	22,592
Sun Bancorp, Inc.*	1,172	6,187
Susquehanna Bancshares, Inc.	6,315	37,195
SVB Financial Group*	2,531	109,516
SY Bancorp, Inc.	1,009	23,298
Texas Capital Bancshares, Inc.*	2,733	46,024
Tompkins Financial Corp.	634	27,706
Tower Bancorp, Inc.	275	7,224
TowneBank	1,583	20,183
Trico Bancshares	1,106	18,138
Trustmark Corp.	4,403	83,877
UCBH Holdings, Inc.	8,361	6,689
UMB Financial Corp.	2,471	99,927
Umpqua Holdings Corp.	6,454	68,412
Union Bankshares Corp.	1,075	13,384
United Bankshares, Inc.	2,782	54,499
United Community Banks, Inc.*	3,154	15,768
United Security Bancshares	475	10,540
Univest Corp. of Pennsylvania	987	21,388
W Holding Co., Inc.	0	4
Washington Banking Co.	753	6,973
Washington Trust Bancorp, Inc.	909	15,926
Webster Financial Corp.	5,120	63,846
WesBanco, Inc.	2,007	31,028
West Bancorporation, Inc.	1,387	6,880
Westamerica Bancorporation	2,241	116,532
Western Alliance Bancorp*	3,621	22,849
Wilber Corp.	459	3,856
Wilshire Bancorp, Inc.	1,534	11,260
Wintrust Financial Corp.	1,731	48,399
Yadkin Valley Financial Corp.	913	4,264
3,962,129

Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	3,527	74,208
ACCO Brands Corp.*	4,316	31,162
American Ecology Corp.	1,232	23,038
American Reprographics Co.*	2,901	27,618
Amrep Corp.*	138	1,822
APAC Customer Services, Inc.*	2,008	11,867
ATC Technology Corp.*	1,562	30,865
Bowne & Co., Inc.	2,221	17,102
Cenveo, Inc.*	3,827	26,483
Clean Harbors, Inc.*	1,561	87,822
Consolidated Graphics, Inc.*	794	19,810
Cornell Co.'s, Inc.*	886	19,882
Courier Corp.	832	12,605
Deluxe Corp.	3,789	64,792
EnergySolutions, Inc.	5,793	53,411
EnerNOC, Inc.*	1,040	34,486
Ennis, Inc.	1,992	32,131
Fuel Tech, Inc.*	1,411	15,803
G&K Services, Inc.	1,459	32,331
GEO Group, Inc.:
Common Stock*	3,738	75,395
Escrow (b)*	100,000	12
Healthcare Services Group	3,322	60,992
Heritage-Crystal Clean, Inc.*	202	2,575
Herman Miller, Inc.	4,124	69,737
HNI Corp.	3,274	77,266
ICT Group, Inc.*	698	7,329
Innerworkings, Inc.*	2,519	12,444
Interface, Inc.	3,923	32,561
Kimball International, Inc., Class B	2,544	19,411
Knoll, Inc.	3,553	37,058
M&F Worldwide Corp.*	907	18,358
Mcgrath Rentcorp	1,792	38,116
Metalico, Inc.*	1,927	8,036
Mine Safety Appliances Co.	2,046	56,285
Mobile Mini, Inc.*	2,541	44,112
Multi-Color Corp.	757	11,680
North American Galvanizing & Coating, Inc.*	1,004	6,094
Perma-Fix Environmental Services*	4,267	9,985
Rollins, Inc.	3,365	63,430
Schawk, Inc.	1,200	14,004
Standard Parking Corp.*	664	11,613
Standard Register Co.	1,196	7,032
Steelcase, Inc.	5,479	34,025
SYKES Enterprises, Inc.*	2,658	55,340
Team, Inc.*	1,357	23,001
Tetra Tech, Inc.*	4,622	122,622
United Stationers, Inc.*	1,716	81,699
Viad Corp.	1,522	30,303
Waste Services, Inc.*	1,892	8,741
1,656,494

Communications Equipment - 3.4%
3Com Corp.*	29,725	155,462
Acme Packet, Inc.*	3,069	30,721
ADC Telecommunications, Inc.*	7,413	61,824
Adtran, Inc.	4,123	101,220
Airvana, Inc.*	1,921	13,005
Anaren, Inc.*	1,154	19,618
Arris Group, Inc.*	9,507	123,686
Aruba Networks, Inc.*	4,035	35,669
Avocent Corp.*	3,268	66,242
Bel Fuse, Inc., Class B	945	17,983
BigBand Networks, Inc.*	2,619	10,502
Black Box Corp.	1,286	32,266
Blue Coat Systems, Inc.*	3,030	68,448
Cogo Group, Inc.*	2,053	12,564
Communications Systems, Inc.	482	5,630
Comtech Telecommunications Corp.*	2,063	68,533
DG FastChannel, Inc.*	1,439	30,133
Digi International, Inc.*	2,054	17,500
Emcore Corp.*	5,846	7,600
EMS Technologies, Inc.*	1,243	25,879
Emulex Corp.*	6,190	63,695
Extreme Networks*	6,916	19,365
Globecomm Systems, Inc.*	1,607	11,683
Harmonic, Inc.*	6,897	46,072
Harris Stratex Networks, Inc.*	4,319	30,233
Hughes Communications, Inc.*	572	17,355
Infinera Corp.*	6,813	54,163
InterDigital, Inc.*	3,329	77,100
Ixia*	2,479	17,006
KVH Industries, Inc.*	1,103	11,019
Loral Space & Communications, Inc.*	930	25,556
Netgear, Inc.*	2,594	47,600
Network Equipment Technologies, Inc.*	2,304	16,658
Oplink Communications, Inc.*	1,714	24,887
Opnext, Inc.*	1,520	4,454
Palm, Inc.*	12,476	217,457
Parkervision, Inc.*	1,832	7,493
PC-Tel, Inc.*	1,456	9,100
Plantronics, Inc.	3,588	96,194
Polycom, Inc.*	6,429	171,976
Powerwave Technologies, Inc.*	10,470	16,752
Riverbed Technology, Inc.*	4,114	90,344
Seachange International, Inc.*	2,460	18,450
ShoreTel, Inc.*	3,451	26,952
Sonus Networks, Inc.*	15,017	31,836
Starent Networks Corp.*	3,005	76,387
Sycamore Networks, Inc.*	14,069	42,488
Symmetricom, Inc.*	3,578	18,534
Tekelec*	5,108	83,924
Utstarcom, Inc.*	8,802	18,396
Viasat, Inc.*	1,861	49,465
2,347,079

Computers & Peripherals - 0.9%
3PAR, Inc.*	2,170	23,935
ActivIdentity Corp.*	3,619	10,025
Adaptec, Inc.*	9,362	31,269
Avid Technology, Inc.*	2,216	31,224
Compellent Technologies, Inc.*	1,125	20,306
Cray, Inc.*	2,516	20,958
Electronics for Imaging, Inc.*	3,911	44,077
Imation Corp.	2,260	20,950
Immersion Corp.*	2,323	9,943
Intermec, Inc.*	4,518	63,704
Intevac, Inc.*	1,729	23,238
Isilon Systems, Inc.*	1,962	11,968
Netezza Corp.*	3,618	40,666
Novatel Wireless, Inc.*	2,415	27,434
Quantum Corp.*	16,021	20,187
Rimage Corp.*	769	13,142
Silicon Graphics International Corp.*	2,362	15,849
STEC, Inc.*	1,896	55,724
Stratasys, Inc.*	1,645	28,228
Super Micro Computer, Inc.*	1,763	14,915
Synaptics, Inc.*	2,632	66,326
594,068

Construction & Engineering - 1.0%
Argan, Inc.*	585	7,862
Comfort Systems USA, Inc.	3,065	35,523
Dycom Industries, Inc.*	3,055	37,576
EMCOR Group, Inc.*	4,980	126,094
Furmanite Corp.*	2,902	12,508
Granite Construction, Inc.	2,629	81,341
Great Lakes Dredge & Dock Corp.	3,173	22,148
Insituform Technologies, Inc.*	2,826	54,090
Integrated Electrical Services, Inc.*	617	4,967
Layne Christensen Co.*	1,408	45,126
MasTec, Inc.*	3,997	48,564
Michael Baker Corp.*	583	21,186
MYR Group, Inc.*	1,323	27,902
Northwest Pipe Co.*	689	23,102
Orion Marine Group, Inc.*	1,659	34,076
Pike Electric Corp.*	1,368	16,389
Primoris Services Corp.	644	4,643
Sterling Construction Co., Inc.*	919	16,459
Tutor Perini Corp.*	1,977	42,110
661,666

Construction Materials - 0.1%
Headwaters, Inc.*	3,177	12,295
Texas Industries, Inc.	1,712	71,887
United States Lime & Minerals, Inc.*	143	5,136
US Concrete, Inc.*	3,167	5,479
94,797

Consumer Finance - 0.4%
Advance America Cash Advance Centers, Inc.	3,524	19,734
Cardtronics, Inc.*	1,000	7,820
Cash America International, Inc.	2,130	64,241
CompuCredit Holdings Corp.*	1,284	6,048
Credit Acceptance Corp.*	474	15,258
Dollar Financial Corp.*	1,877	30,070
Ezcorp, Inc.*	3,302	45,105
First Cash Financial Services, Inc.*	1,531	26,226
First Marblehead Corp.*	5,507	12,115
Nelnet, Inc.*	1,394	17,341
QC Holdings, Inc.	270	1,823
Rewards Network, Inc.*	504	6,925
World Acceptance Corp.*	1,253	31,588
284,294

Containers & Packaging - 0.5%
AEP Industries, Inc.*	466	18,593
Boise, Inc.*	2,845	15,022
Bway Holding Co.*	596	11,032
Graphic Packaging Holding Co.*	8,821	20,377
Myers Industries, Inc.	2,159	23,252
Rock-Tenn Co.	2,943	138,645
Silgan Holdings, Inc.	2,051	108,149
335,070

Distributors - 0.0%
Audiovox Corp.*	1,390	9,522
Core-Mark Holding Co., Inc.*	750	21,450
30,972

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	1,393	48,393
Bridgepoint Education, Inc.*	1,095	16,710
Capella Education Co.*	1,118	75,286
ChinaCast Education Corp.*	2,320	16,866
Coinstar, Inc.*	2,218	73,150
Corinthian Colleges, Inc.*	6,254	116,074
CPI Corp.	396	4,938
Grand Canyon Education, Inc.*	1,247	22,234
Jackson Hewitt Tax Service, Inc.	2,266	11,557
K12, Inc.*	1,812	29,862
Learning Tree International, Inc.*	713	8,121
Lincoln Educational Services Corp.*	765	17,503
Mac-Gray Corp.*	905	9,756
Matthews International Corp.	2,293	81,126
Nobel Learning Communities, Inc.*	322	3,020
Pre-Paid Legal Services, Inc.*	602	30,582
Princeton Review, Inc.*	1,065	4,473
Regis Corp.	4,324	67,022
Sotheby's	4,943	85,168
Steiner Leisure Ltd.*	1,200	42,912
Stewart Enterprises, Inc.	6,138	32,102
Universal Technical Institute, Inc.*	1,672	32,938
829,793

Diversified Financial Services - 0.5%
Asset Acceptance Capital Corp.*	1,189	8,620
California First National Bancorp	145	1,605
Compass Diversified Holdings	1,899	19,883
Encore Capital Group, Inc.*	1,065	14,324
Financial Federal Corp.	1,866	46,053
Life Partners Holdings, Inc.	591	10,579
MarketAxess Holdings, Inc.*	2,470	29,764
Medallion Financial Corp.	1,184	9,898
NewStar Financial, Inc.*	1,906	6,271
PHH Corp.*	3,960	78,566
Pico Holdings, Inc.*	1,437	47,924
Portfolio Recovery Associates, Inc.*	1,111	50,362
Primus Guaranty Ltd.*	1,856	7,925
Resource America, Inc.	783	3,766
Teton Advisors, Inc. (b)*	9	-
335,540

Diversified Telecommunication Services - 0.8%
AboveNet, Inc.*	949	46,273
Alaska Communications Systems Group, Inc.	3,177	29,387
Atlantic Tele-Network, Inc.	706	37,715
Cbeyond, Inc.*	1,857	29,953
Cincinnati Bell, Inc.*	16,484	57,694
Cogent Communications Group, Inc.*	3,476	39,279
Consolidated Communications Holdings, Inc.	1,846	29,554
D&E Communications, Inc.	1,139	13,087
Fairpoint Communications, Inc.	6,727	2,758
General Communication, Inc.*	3,603	24,717
Global Crossing Ltd.*	2,019	28,872
HickoryTech Corp.	1,030	8,806
Ibasis, Inc.*	2,561	5,429
inContact, Inc.*	2,138	6,371
Iowa Telecommunications Services, Inc.	2,351	29,623
Neutral Tandem, Inc.*	2,518	57,310
PAETEC Holding Corp.*	9,569	37,032
Premiere Global Services, Inc.*	4,541	37,736
SureWest Communications*	1,128	14,010
535,606

Electric Utilities - 1.2%
Allete, Inc.	2,206	74,055
Central Vermont Public Service Corp.	824	15,903
Cleco Corp.	4,635	116,246
El Paso Electric Co.*	3,288	58,099
Empire District Electric Co.	2,478	44,827
IDACORP, Inc.	3,618	104,162
MGE Energy, Inc.	1,771	64,606
PNM Resources, Inc.	6,333	73,969
Portland General Electric Co.	5,765	113,686
UIL Holdings Corp.	2,250	59,378
Unisource Energy Corp.	2,733	84,040
Unitil Corp.	830	18,634
827,605

Electrical Equipment - 2.2%
A.O. Smith Corp.	1,685	64,198
Acuity Brands, Inc.	3,135	100,978
Advanced Battery Technologies, Inc.*	3,310	14,365
American Superconductor Corp.*	3,331	111,722
AZZ, Inc.*	892	35,832
Baldor Electric Co.	3,572	97,658
Belden, Inc.	3,574	82,559
Brady Corp.	3,693	106,063
Broadwind Energy, Inc.*	2,478	19,551
Chase Corp.	480	5,616
China BAK Battery, Inc.*	2,409	11,925
Encore Wire Corp.	1,412	31,544
Ener1, Inc.*	3,774	26,116
Energy Conversion Devices, Inc.*	3,308	38,307
EnerSys*	3,096	68,483
Franklin Electric Co., Inc.	1,680	48,166
FuelCell Energy, Inc.*	5,465	23,336
Fushi Copperweld, Inc.*	1,149	9,721
GrafTech International Ltd.*	9,228	135,652
GT Solar International, Inc.*	2,291	13,311
Harbin Electric, Inc.*	894	15,091
II-VI, Inc.*	1,792	45,588
LaBarge, Inc.*	972	10,935
LSI Industries, Inc.	1,507	10,022
Microvision, Inc.*	4,522	24,916
Orion Energy Systems, Inc.*	723	2,263
Polypore International, Inc.*	1,788	23,083
Powell Industries, Inc.*	590	22,650
Power-One, Inc.*	5,945	11,593
PowerSecure International, Inc.*	1,349	9,146
Preformed Line Products Co.	216	8,651
Regal-Beloit Corp.	2,749	125,657
SatCon Technology Corp.*	4,075	6,968
Ultralife Corp.*	1,001	6,066
Valence Technology, Inc.*	4,040	7,272
Vicor Corp.*	1,546	11,935
Woodward Governor Co.	4,627	112,251
1,499,190

Electronic Equipment & Instruments - 2.1%
Agilysys, Inc.	1,809	11,921
Anixter International, Inc.*	2,188	87,761
Benchmark Electronics, Inc.*	4,951	89,118
Brightpoint, Inc.*	3,802	33,267
Checkpoint Systems, Inc.*	2,904	47,742
China Security & Surveillance Technology, Inc.*	2,142	15,294
Cogent, Inc.*	3,008	30,381
Cognex Corp.	3,077	50,401
Coherent, Inc.*	1,738	40,530
Comverge, Inc.*	1,739	21,233
CPI International, Inc.*	758	8,482
CTS Corp.	2,681	24,933
Daktronics, Inc.	2,468	21,151
DDi Corp.*	1,132	4,811
DTS, Inc.*	1,381	37,812
Echelon Corp.*	2,290	29,472
Electro Rent Corp.	1,716	19,768
Electro Scientific Industries, Inc.*	2,161	28,936
FARO Technologies, Inc.*	1,329	22,832
ICx Technologies, Inc.*	1,092	6,465
Insight Enterprises, Inc.*	3,446	42,076
IPG Photonics Corp.*	1,532	23,286
L-1 Identity Solutions, Inc.*	5,739	40,116
Littelfuse, Inc.*	1,595	41,853
Maxwell Technologies, Inc.*	1,454	26,797
Measurement Specialties, Inc.*	1,150	11,741
Mercury Computer Systems, Inc.*	1,813	17,876
Methode Electronics, Inc.	2,943	25,516
MTS Systems Corp.	1,289	37,652
Multi-Fineline Electronix, Inc.*	692	19,867
Newport Corp.*	2,855	25,010
OSI Systems, Inc.*	1,254	22,936
PAR Technology Corp.*	642	4,096
Park Electrochemical Corp.	1,494	36,827
PC Connection, Inc.*	756	4,113
PC Mall, Inc.*	882	6,050
Plexus Corp.*	2,933	77,255
Radisys Corp.*	1,788	15,538
RAE Systems, Inc.*	3,207	3,528
Rofin-Sinar Technologies, Inc.*	2,181	50,076
Rogers Corp.*	1,324	39,680
Scansource, Inc.*	1,933	54,742
Smart Modular Technologies WWH, Inc.*	3,531	16,808
Spectrum Control, Inc.*	993	8,431
SYNNEX Corp.*	1,344	40,965
Technitrol, Inc.	3,169	29,186
TTM Technologies, Inc.*	3,304	37,897
Universal Display Corp.*	2,305	27,522
X-Rite, Inc.*	2,048	4,116
Zygo Corp.*	1,269	8,604
1,432,470

Energy Equipment & Services - 1.8%
Allis-Chalmers Energy, Inc.*	4,233	18,456
Basic Energy Services, Inc.*	1,787	15,172
Bolt Technology Corp.*	687	8,635
Boots & Coots, Inc.*	6,175	9,942
Bristow Group, Inc.*	2,238	66,446
BronCo Drilling Co., Inc.*	2,094	13,716
Cal Dive International, Inc.*	3,421	33,834
CARBO Ceramics, Inc.	1,512	77,943
Complete Production Services, Inc.*	4,476	50,579
Dawson Geophysical Co.*	616	16,866
Dril-Quip, Inc.*	2,276	112,981
ENGlobal Corp.*	2,157	8,887
Geokinetics, Inc.*	381	8,077
Global Industries Ltd.*	7,655	72,722
Gulf Island Fabrication, Inc.	970	18,178
Gulfmark Offshore, Inc.*	1,656	54,217
Hercules Offshore, Inc.*	6,737	33,079
Hornbeck Offshore Services, Inc.*	1,705	46,990
ION Geophysical Corp.*	6,405	22,546
Key Energy Services, Inc.*	9,483	82,502
Lufkin Industries, Inc.	1,086	57,753
Matrix Service Co.*	2,042	22,196
NATCO Group, Inc.*	1,474	65,269
Natural Gas Services Group, Inc.*	964	16,986
Newpark Resources*	6,789	21,793
OYO Geospace Corp.*	325	8,395
Parker Drilling Co.*	8,293	45,280
PHI, Inc.*	1,087	22,044
Pioneer Drilling Co.*	3,725	27,341
RPC, Inc.	2,311	24,219
Sulphco, Inc.*	4,243	5,813
Superior Well Services, Inc.*	1,316	12,739
T-3 Energy Services, Inc.*	994	19,582
Tetra Technologies, Inc.*	5,775	55,960
TGC Industries, Inc.*	1,044	5,063
Union Drilling, Inc.*	1,119	8,549
Vantage Drilling Co.*	2,359	4,317
Willbros Group, Inc.*	2,852	43,436
1,238,503

Food & Staples Retailing - 0.9%
Andersons, Inc.	1,330	46,816
Arden Group, Inc.	92	10,994
Casey's General Stores, Inc.	3,900	122,382
Diedrich Coffee, Inc.*	238	5,724
Great Atlantic & Pacific Tea Co.*	2,811	25,046
Ingles Markets, Inc.	1,002	15,862
Nash Finch Co.	963	26,328
Pantry, Inc.*	1,631	25,574
Pricesmart, Inc.	1,150	21,563
Ruddick Corp.	3,298	87,793
Spartan Stores, Inc.	1,655	23,385
Susser Holdings Corp.*	620	7,793
United Natural Foods, Inc.*	3,296	78,840
Village Super Market, Inc.	510	15,030
Weis Markets, Inc.	879	28,084
Winn-Dixie Stores, Inc.*	3,970	52,086
593,300

Food Products - 1.3%
AgFeed Industries, Inc.*	1,582	8,448
Alico, Inc.	267	7,847
American Dairy, Inc.*	566	16,035
American Italian Pasta Co.*	1,608	43,705
B&G Foods, Inc.	1,602	13,120
Calavo Growers, Inc.	827	15,696
Cal-Maine Foods, Inc.	1,004	26,877
Chiquita Brands International, Inc.*	3,174	51,292
Darling International, Inc.*	5,988	44,012
Diamond Foods, Inc.	1,173	37,208
Farmer Bros Co.	538	11,137
Fresh Del Monte Produce, Inc.*	3,079	69,616
Griffin Land & Nurseries, Inc.	267	8,544
Hain Celestial Group, Inc.*	2,970	56,935
HQ Sustainable Maritime Industries, Inc.*	532	4,682
Imperial Sugar Co.	949	12,033
J&J Snack Foods Corp.	1,037	44,788
Lancaster Colony Corp.	1,478	75,777
Lance, Inc.	1,981	51,149
Lifeway Foods, Inc.*	385	4,231
Omega Protein Corp.*	1,463	7,096
Overhill Farms, Inc.*	1,250	7,564
Sanderson Farms, Inc.	1,488	56,008
Seneca Foods Corp.*	510	13,974
Smart Balance, Inc.*	4,850	29,779
Synutra International, Inc.*	1,420	19,468
Tootsie Roll Industries, Inc.	1,798	42,756
TreeHouse Foods, Inc.*	2,289	81,649
Zapata Corp.*	714	4,969
Zhongpin, Inc.*	1,470	21,638
888,033

Gas Utilities - 1.2%
Chesapeake Utilities Corp.	543	16,827
Laclede Group, Inc.	1,601	51,488
New Jersey Resources Corp.	3,233	117,390
Nicor, Inc.	3,469	126,931
Northwest Natural Gas Co.	2,034	84,736
Piedmont Natural Gas Co., Inc.	5,639	134,998
South Jersey Industries, Inc.	2,179	76,919
Southwest Gas Corp.	3,431	87,765
WGL Holdings, Inc.	3,847	127,490
824,544

Health Care Equipment & Supplies - 3.7%
Abaxis, Inc.*	1,678	44,887
Abiomed, Inc.*	2,571	24,964
Accuray, Inc.*	2,876	18,694
Align Technology, Inc.*	4,553	64,744
Alphatec Holdings, Inc.*	1,987	9,140
American Medical Systems Holdings, Inc.*	5,664	95,835
Analogic Corp.	987	36,539
Angiodynamics, Inc.*	1,927	26,554
Aspect Medical Systems, Inc.*	1,376	16,484
Atrion Corp.	120	17,328
ATS Medical, Inc.*	3,743	10,031
Bovie Medical Corp.*	1,345	10,558
Cantel Medical Corp.*	995	14,985
Cardiac Science Corp.*	1,550	6,200
Cardiovascular Systems, Inc.*	710	5,162
Conceptus, Inc.*	2,213	41,029
Conmed Corp.*	2,104	40,334
CryoLife, Inc.*	2,218	17,677
Cutera, Inc.*	1,050	9,083
Cyberonics, Inc.*	2,098	33,442
Cynosure, Inc.*	762	8,877
Delcath Systems, Inc.*	1,790	8,789
DexCom, Inc.*	3,094	24,535
Electro-Optical Sciences, Inc.*	1,393	13,345
Endologix, Inc.*	3,467	21,461
EnteroMedics, Inc.*	1,203	5,762
ev3, Inc.*	5,149	63,384
Exactech, Inc.*	562	8,846
Greatbatch, Inc.*	1,681	37,772
Haemonetics Corp.*	1,967	110,388
Hansen Medical, Inc.*	1,359	4,757
HeartWare International, Inc.*	368	11,036
Home Diagnostics, Inc.*	913	6,172
ICU Medical, Inc.*	976	35,975
I-Flow Corp.*	1,642	18,702
Immucor, Inc.*	5,404	95,651
Insulet Corp.*	1,462	16,418
Integra LifeSciences Holdings Corp.*	1,304	44,532
Invacare Corp.	2,359	52,559
IRIS International, Inc.*	1,467	16,577
Kensey Nash Corp.*	576	16,675
MAKO Surgical Corp.*	1,032	9,040
Masimo Corp.*	3,892	101,970
Medical Action Industries, Inc.*	1,125	13,579
Meridian Bioscience, Inc.	2,951	73,805
Merit Medical Systems, Inc.*	2,024	35,076
Micrus Endovascular Corp.*	1,240	16,058
Natus Medical, Inc.*	2,021	31,184
Neogen Corp.*	1,119	36,133
NuVasive, Inc.*	2,797	116,803
NxStage Medical, Inc.*	1,958	13,099
OraSure Technologies, Inc.*	3,551	10,298
Orthofix International NV*	1,324	38,912
Orthovita, Inc.*	5,276	23,162
Palomar Medical Technologies, Inc.*	1,454	23,569
Quidel Corp.*	2,065	33,515
Rochester Medical Corp.*	791	9,524
Rockwell Medical Technologies, Inc.*	1,116	8,682
RTI Biologics, Inc.*	4,061	17,665
Sirona Dental Systems, Inc.*	1,307	38,883
Somanetics Corp.*	910	14,669
SonoSite, Inc.*	1,301	34,424
Spectranetics Corp.*	2,522	16,166
Stereotaxis, Inc.*	2,011	8,969
STERIS Corp.	4,486	136,599
SurModics, Inc.*	1,133	27,872
Symmetry Medical, Inc.*	2,600	26,962
Synovis Life Technologies, Inc.*	993	13,703
Thoratec Corp.*	4,333	131,160
TomoTherapy, Inc.*	3,263	14,129
TranS1, Inc.*	973	4,680
Utah Medical Products, Inc.	254	7,447
Vascular Solutions, Inc.*	1,278	10,569
Volcano Corp.*	3,455	58,113
West Pharmaceutical Services, Inc.	2,514	102,094
Wright Medical Group, Inc.*	2,724	48,651
Young Innovations, Inc.	430	11,313
Zoll Medical Corp.*	1,532	32,969
2,517,329

Health Care Providers & Services - 3.4%
Air Methods Corp.*	831	27,066
Alliance Imaging, Inc.*	1,964	11,116
Allied Healthcare International, Inc.*	3,553	9,948
ALLION HEALTHCARE, Inc.*	1,570	9,184
Almost Family, Inc.*	508	15,113
Amedisys, Inc.*	2,099	91,579
America Service Group, Inc.	652	10,784
American Caresource Holdings, Inc.*	836	3,653
American Dental Partners, Inc.*	1,023	14,322
AMERIGROUP Corp.*	3,933	87,195
AMN Healthcare Services, Inc.*	2,673	25,420
AmSurg Corp.*	2,314	49,126
Assisted Living Concepts, Inc.*	874	18,109
Bio-Reference Laboratories, Inc.*	894	30,754
BioScrip, Inc.*	3,305	22,342
Capital Senior Living Corp.*	1,797	10,962
CardioNet, Inc.*	1,876	12,607
Catalyst Health Solutions, Inc.*	2,814	82,028
Centene Corp.*	3,191	60,438
Chemed Corp.	1,666	73,121
Chindex International, Inc.*	880	11,070
Clarient, Inc.*	2,361	9,940
Continucare Corp.*	2,312	6,982
Corvel Corp.*	639	18,148
Cross Country Healthcare, Inc.*	2,311	21,515
Emergency Medical Services Corp.*	721	33,526
Emeritus Corp.*	1,525	33,474
Ensign Group, Inc.	663	9,302
Genoptix, Inc.*	1,292	44,936
Gentiva Health Services, Inc.*	2,221	55,547
Hanger Orthopedic Group, Inc.*	1,938	26,880
Health Grades, Inc.*	1,877	9,291
Healthsouth Corp.*	6,776	105,977
HealthSpring, Inc.*	3,634	44,516
Healthways, Inc.*	2,580	39,526
HMS Holdings Corp.*	1,985	75,887
inVentiv Health, Inc.*	2,558	42,795
IPC The Hospitalist Co., Inc.*	1,235	38,841
Kindred Healthcare, Inc.*	2,993	48,576
Landauer, Inc.	683	37,551
LCA-Vision, Inc.*	1,300	9,113
LHC Group, Inc.*	1,073	32,115
Magellan Health Services, Inc.*	2,782	86,409
Medcath Corp.*	1,268	11,120
Metropolitan Health Networks, Inc.*	3,191	6,956
Molina Healthcare, Inc.*	1,158	23,959
MWI Veterinary Supply, Inc.*	794	31,720
National Healthcare Corp.	641	23,903
National Research Corp.	137	3,306
Nighthawk Radiology Holdings, Inc.*	1,999	14,453
NovaMed, Inc.*	1,577	7,144
Odyssey HealthCare, Inc.*	2,536	31,700
Owens & Minor, Inc.	3,196	144,619
PharMerica Corp.*	2,231	41,430
Providence Service Corp.*	972	11,334
PSS World Medical, Inc.*	4,555	99,436
Psychiatric Solutions, Inc.*	4,316	115,496
RadNet, Inc.*	1,700	4,403
RehabCare Group, Inc.*	1,397	30,301
Res-Care, Inc.*	1,816	25,805
Skilled Healthcare Group, Inc.*	1,394	11,194
Sun Healthcare Group, Inc.*	3,148	27,199
Sunrise Senior Living, Inc.*	3,577	10,838
Triple-S Management Corp., Class B*	1,576	26,430
U.S. Physical Therapy, Inc.*	946	14,256
Universal American Corp.*	2,136	20,121
Virtual Radiologic Corp.*	557	7,258
WellCare Health Plans, Inc.*	3,240	79,866
2,331,031

Health Care Technology - 0.8%
AMICAS, Inc.*	2,782	10,015
ATHENAHEALTH, Inc.*	2,570	98,611
Computer Programs & Systems, Inc.	715	29,608
Eclipsys Corp.*	4,311	83,202
MedAssets, Inc.*	3,026	68,297
Medidata Solutions, Inc.*	550	8,333
MedQuist, Inc.	724	4,605
Merge Healthcare, Inc.*	2,049	8,421
Omnicell, Inc.*	2,427	27,037
Phase Forward, Inc.*	3,136	44,029
Quality Systems, Inc.	1,809	111,380
Transcend Services, Inc.*	495	8,648
Vital Images, Inc.*	1,237	15,487
517,673

Hotels, Restaurants & Leisure - 2.6%
AFC Enterprises, Inc.*	2,011	16,933
Ambassadors Group, Inc.	1,521	23,804
Ameristar Casinos, Inc.	1,968	31,055
Bally Technologies, Inc.*	4,180	160,387
Benihana, Inc.*	1,039	5,953
BJ's Restaurants, Inc.*	1,387	20,791
Bluegreen Corp.*	1,023	3,120
Bob Evans Farms, Inc.	2,272	66,024
Buffalo Wild Wings, Inc.*	1,307	54,384
California Pizza Kitchen, Inc.*	1,678	26,210
Caribou Coffee Co., Inc.*	540	3,899
Carrols Restaurant Group, Inc.*	890	6,728
CEC Entertainment, Inc.*	1,767	45,695
Cheesecake Factory, Inc.*	4,446	82,340
Churchill Downs, Inc.	742	28,567
CKE Restaurants, Inc.	3,852	40,407
Cracker Barrel Old Country Store, Inc.	1,624	55,866
Denny's Corp.*	7,569	20,134
DineEquity, Inc.	1,348	33,363
Domino's Pizza, Inc.*	3,125	27,625
Dover Downs Gaming & Entertainment, Inc.	975	5,558
Einstein Noah Restaurant Group, Inc.*	351	4,226
Frisch's Restaurants, Inc.	176	4,555
Gaylord Entertainment Co.*	2,652	53,305
Great Wolf Resorts, Inc.*	2,359	8,422
Interval Leisure Group, Inc.*	3,036	37,889
Isle of Capri Casinos, Inc.*	1,259	14,844
Jack in the Box, Inc.*	4,322	88,558
Krispy Kreme Doughnuts, Inc.*	4,485	16,011
Lakes Entertainment, Inc.*	1,479	4,969
Landry's Restaurants, Inc.*	929	9,754
Life Time Fitness, Inc.*	3,091	86,703
Luby's, Inc.*	1,719	7,220
Marcus Corp.	1,614	20,643
McCormick & Schmick's Seafood Restaurants, Inc.*	1,172	8,720
Monarch Casino & Resort, Inc.*	1,004	10,803
Morgans Hotel Group Co.*	2,151	11,658
Multimedia Games, Inc.*	2,104	10,772
O'Charleys, Inc.*	1,444	13,530
Orient-Express Hotels Ltd.	5,896	67,863
Papa John's International, Inc.*	1,662	40,835
Peet's Coffee & Tea, Inc.*	900	25,407
PF Chang's China Bistro, Inc.*	1,776	60,331
Pinnacle Entertainment, Inc.*	4,643	47,312
Red Lion Hotels Corp.*	1,051	6,043
Red Robin Gourmet Burgers, Inc.*	1,342	27,404
Ruby Tuesday, Inc.*	4,037	33,992
Ruth's Hospitality Group, Inc.*	1,602	6,760
Shuffle Master, Inc.*	4,082	38,452
Sonic Corp.*	4,395	48,609
Speedway Motorsports, Inc.	1,075	15,469
Steak N Shake Co.*	2,288	26,930
Texas Roadhouse, Inc.*	3,850	40,887
Town Sports International Holdings, Inc.*	1,394	3,499
Universal Travel Group*	792	10,217
Vail Resorts, Inc.*	2,301	77,176
Youbet.com, Inc.*	2,368	4,973
1,753,584

Household Durables - 1.2%
American Greetings Corp.	3,009	67,101
Beazer Homes USA, Inc.*	3,012	16,837
Blyth, Inc.	486	18,823
Brookfield Homes Corp.*	809	5,404
Cavco Industries, Inc.*	516	18,318
CSS Industries, Inc.	624	12,336
Ethan Allen Interiors, Inc.	1,808	29,832
Furniture Brands International, Inc.*	3,311	18,310
Helen of Troy Ltd.*	2,218	43,096
Hooker Furniture Corp.	751	10,138
Hovnanian Enterprises, Inc.*	3,696	14,193
iRobot Corp.*	1,426	17,554
La-Z-Boy, Inc.	3,981	34,436
M/I Homes, Inc.*	1,117	15,180
Meritage Homes Corp.*	2,257	45,817
National Presto Industries, Inc.	358	30,971
NIVS IntelliMedia Technology Group, Inc.*	646	1,731
Ryland Group, Inc.	3,107	65,464
Sealy Corp.*	3,443	11,018
Skyline Corp.	544	12,273
Standard Pacific Corp.*	7,723	28,498
Stanley Furniture Co., Inc.	816	8,462
Tempur-Pedic International, Inc.*	5,474	103,677
Tupperware Brands Corp.	4,805	191,816
Universal Electronics, Inc.*	1,127	23,013
844,298

Household Products - 0.1%
Central Garden and Pet Co.*	4,989	54,530
Oil-Dri Corp of America	406	5,887
Orchids Paper Products Co.*	383	7,660
WD-40 Co.	1,210	34,364
102,441

Independent Power Producers & Energy Traders - 0.0%
US Geothermal, Inc.*	4,942	7,710

Industrial Conglomerates - 0.3%
Otter Tail Corp.	2,588	61,931
Raven Industries, Inc.	1,172	31,328
Seaboard Corp.	27	35,100
Standex International Corp.	996	19,751
Tredegar Corp.	2,268	32,886
United Capital Corp.*	143	3,306
184,302

Insurance - 3.2%
AMBAC Financial Group, Inc.	21,026	35,324
American Equity Investment Life Holding Co.	4,252	29,849
American Physicians Capital, Inc.	848	24,431
American Physicians Service Group, Inc.	503	11,589
American Safety Insurance Holdings Ltd.*	845	13,351
Amerisafe, Inc.*	1,500	25,875
Amtrust Financial Services, Inc.	1,795	20,481
Argo Group International Holdings Ltd.*	2,262	76,184
Assured Guaranty Ltd.	7,765	150,796
Baldwin & Lyons, Inc., Class B	684	16,040
Citizens, Inc.*	2,842	18,018
CNA Surety Corp.*	1,333	21,595
Conseco, Inc.*	14,176	74,566
Crawford & Co., Class B*	1,827	8,057
Delphi Financial Group, Inc.	3,287	74,385
Donegal Group, Inc.	916	14,143
Eastern Insurance Holdings, Inc.	618	5,890
eHealth, Inc.*	1,931	28,038
EMC Insurance Group, Inc.	467	9,868
Employers Holdings, Inc.	3,624	56,099
Enstar Group Ltd.*	512	31,882
FBL Financial Group, Inc.	1,022	19,857
First Acceptance Corp.*	1,175	3,172
First Mercury Financial Corp.	1,158	15,425
Flagstone Reinsurance Holdings Ltd.	3,002	33,863
Fpic Insurance Group, Inc.*	645	21,640
Greenlight Capital Re Ltd.*	2,233	41,980
Hallmark Financial Services*	470	3,783
Harleysville Group, Inc.	958	30,321
Hilltop Holdings, Inc.*	3,315	40,642
Horace Mann Educators Corp.	3,149	43,992
Independence Holding Co.	517	3,040
Infinity Property & Casualty Corp.	1,053	44,731
Kansas City Life Insurance Co.	365	11,366
Maiden Holdings Ltd.	3,803	27,648
Max Capital Group Ltd.	3,540	75,650
Meadowbrook Insurance Group, Inc.	4,057	30,022
Mercer Insurance Group, Inc.	441	7,969
Montpelier Re Holdings Ltd.	6,361	103,811
National Financial Partners Corp.*	3,148	27,451
National Interstate Corp.	490	8,575
National Western Life Insurance Co.	181	31,852
Navigators Group, Inc.*	971	53,405
NYMAGIC, Inc.	377	6,507
Phoenix Co.'s, Inc.*	8,682	28,216
Platinum Underwriters Holdings Ltd.	3,898	139,704
PMA Capital Corp.*	2,532	14,407
Presidential Life Corp.	1,727	17,892
ProAssurance Corp.*	2,539	132,510
RLI Corp.	1,369	72,256
Safety Insurance Group, Inc.	1,018	33,513
SeaBright Insurance Holdings, Inc.*	1,690	19,300
Selective Insurance Group	3,923	61,709
State Auto Financial Corp.	1,129	20,243
Stewart Information Services Corp.	1,361	16,836
Tower Group, Inc.	3,103	75,682
United America Indemnity Ltd.*	2,728	20,160
United Fire & Casualty Co.	1,676	30,000
Universal Insurance Holdings, Inc.	1,043	5,246
Zenith National Insurance Corp.	2,730	84,357
2,205,194

Internet & Catalog Retail - 0.5%
1-800-FLOWERS.COM, Inc.*	2,081	7,180
Blue Nile, Inc.*	986	61,250
Drugstore.Com*	6,658	16,179
Gaiam, Inc.*	1,432	9,995
HSN, Inc.*	3,048	49,622
NutriSystem, Inc.	2,365	36,090
Orbitz Worldwide, Inc.*	2,917	18,027
Overstock.com, Inc.*	1,229	18,029
PetMed Express, Inc.	1,839	34,665
Shutterfly, Inc.*	1,568	26,076
Stamps.com, Inc.*	1,160	10,730
Ticketmaster Entertainment, Inc.*	2,890	33,784
US Auto Parts Network, Inc.*	778	4,240
325,867

Internet Software & Services - 2.1%
Art Technology Group, Inc.*	9,977	38,511
comScore, Inc.*	1,433	25,808
Constant Contact, Inc.*	1,838	35,381
DealerTrack Holdings, Inc.*	2,882	54,499
Dice Holdings, Inc.*	1,136	7,452
Digital River, Inc.*	2,929	118,097
DivX, Inc.*	2,147	11,723
Earthlink, Inc.	8,066	67,835
GSI Commerce, Inc.*	1,809	34,932
Imergent, Inc.	619	4,878
Infospace, Inc.*	2,741	21,215
Innodata Isogen, Inc.*	1,692	13,451
Internap Network Services Corp.*	4,018	12,898
Internet Brands, Inc.*	1,767	14,101
Internet Capital Group, Inc.*	3,084	25,782
Ipass, Inc.*	3,977	5,488
j2 Global Communications, Inc.*	3,262	75,059
Keynote Systems, Inc.*	1,035	9,760
Knot, Inc.*	2,250	24,570
Limelight Networks, Inc.*	2,297	9,326
Liquidity Services, Inc.*	1,166	12,033
LivePerson, Inc.*	3,259	16,425
LogMeIn, Inc.*	550	10,070
LoopNet, Inc.*	1,590	14,374
Marchex, Inc., Class B	1,895	9,304
MercadoLibre, Inc.*	1,870	71,920
ModusLink Global Solutions, Inc.*	3,802	30,758
Move, Inc.*	11,833	31,949
NIC, Inc.	3,868	34,387
Omniture, Inc.*	5,184	111,145
OpenTable, Inc.*	237	6,532
Openwave Systems, Inc.*	6,580	17,108
Perficient, Inc.*	2,548	21,072
Rackspace Hosting, Inc.*	5,095	86,921
RealNetworks, Inc.*	7,208	26,814
Saba Software, Inc.*	1,942	8,176
SAVVIS, Inc.*	2,913	46,084
support.com, Inc.*	3,687	8,849
Switch & Data Facilities Co., Inc.*	1,635	22,252
TechTarget, Inc.*	1,109	6,321
Terremark Worldwide, Inc.*	4,212	26,199
Travelzoo, Inc.*	438	6,189
United Online, Inc.	6,414	51,569
ValueClick, Inc.*	6,348	83,730
Vocus, Inc.*	1,280	26,739
Web.com Group, Inc.*	2,202	15,612
Zix Corp.*	5,001	11,002
1,424,300

IT Services - 2.4%
Acxiom Corp.*	5,208	49,268
CACI International, Inc.*	2,215	104,703
Cass Information Systems, Inc.	540	16,124
China Information Security Technology, Inc.*	1,826	10,116
Ciber, Inc.*	4,183	16,732
Computer Task Group, Inc.*	1,181	9,578
CSG Systems International, Inc.*	2,560	40,986
Cybersource Corp.*	5,062	84,384
eLoyalty Corp.*	516	4,133
Euronet Worldwide, Inc.*	3,733	89,704
ExlService Holdings, Inc.*	1,131	16,807
Forrester Research, Inc.*	1,140	30,370
Gartner, Inc.*	4,340	79,292
Global Cash Access Holdings, Inc.*	3,197	23,370
Hackett Group, Inc.*	3,281	9,515
Heartland Payment Systems, Inc.	2,875	41,716
iGate Corp.	1,744	14,964
infoGROUP, Inc.*	2,634	18,464
Information Services Group, Inc.*	1,874	7,477
Integral Systems, Inc.*	1,350	9,315
Lionbridge Technologies*	4,533	11,786
Mantech International Corp.*	1,680	79,229
MAXIMUS, Inc.	1,372	63,935
MoneyGram International, Inc.*	6,518	20,466
NCI, Inc.*	519	14,875
Ness Technologies, Inc.*	3,125	24,656
Online Resources Corp.*	2,219	13,691
Perot Systems Corp.*	6,696	198,871
RightNow Technologies, Inc.*	1,721	24,851
Sapient Corp.*	6,456	51,906
SRA International, Inc.*	3,123	67,426
StarTek, Inc.*	941	8,168
Syntel, Inc.	999	47,682
TeleTech Holdings, Inc.*	2,490	42,479
Tier Technologies, Inc., Class B*	1,385	11,745
TNS, Inc.*	1,787	48,964
Unisys Corp.*	28,413	75,863
VeriFone Holdings, Inc.*	5,009	79,593
Virtusa Corp.*	703	6,671
Wright Express Corp.*	2,850	84,103
1,653,978

Leisure Equipment & Products - 0.7%
Brunswick Corp.	6,438	77,127
Callaway Golf Co.	4,878	37,121
Eastman Kodak Co.	20,578	98,363
Jakks Pacific, Inc.*	2,018	28,898
Leapfrog Enterprises, Inc.*	2,658	10,924
Marine Products Corp.	813	4,496
Polaris Industries, Inc.	2,423	98,810
Pool Corp.	3,502	77,814
RC2 Corp.*	1,387	19,765
Smith & Wesson Holding Corp.*	4,203	21,982
Sport Supply Group, Inc.	727	7,408
Steinway Musical Instruments*	547	6,493
Sturm Ruger & Co., Inc.	1,504	19,462
508,663

Life Sciences - Tools & Services - 0.8%
Accelrys, Inc.*	2,135	12,383
Affymetrix, Inc.*	5,373	47,175
Albany Molecular Research, Inc.*	1,866	16,159
BioDelivery Sciences International, Inc.*	744	3,571
Bruker Corp.*	3,716	39,650
Cambrex Corp.*	2,197	13,841
Dionex Corp.*	1,346	87,450
Enzo Biochem, Inc.*	2,561	18,132
eResearchTechnology, Inc.*	3,444	24,108
Harvard Bioscience, Inc.*	1,938	7,345
Kendle International, Inc.*	983	16,436
Life Sciences Research, Inc.*	696	5,540
Luminex Corp.*	3,025	51,425
Parexel International Corp.*	4,149	56,385
Sequenom, Inc.*	4,447	14,364
Varian, Inc.*	2,158	110,187
524,151

Machinery - 2.8%
3D Systems Corp.*	1,362	12,571
Actuant Corp.	5,069	81,408
Alamo Group, Inc.	494	7,805
Albany International Corp.	2,182	42,331
Altra Holdings, Inc.*	2,105	23,555
American Railcar Industries, Inc.	744	7,894
Ampco-Pittsburgh Corp.	660	17,549
Astec Industries, Inc.*	1,325	33,748
Badger Meter, Inc.	1,071	41,437
Barnes Group, Inc.	3,509	59,969
Blount International, Inc.*	2,954	27,974
Briggs & Stratton Corp.	3,639	70,633
Cascade Corp.	723	19,333
Chart Industries, Inc.*	2,086	45,037
China Fire & Security Group, Inc.*	1,116	21,427
CIRCOR International, Inc.	1,236	34,929
CLARCOR, Inc.	3,907	122,524
Colfax Corp.*	1,719	18,273
Columbus McKinnon Corp.*	1,514	22,937
Dynamic Materials Corp.	1,005	20,060
Eastern Co.	471	7,489
Energy Recovery, Inc.*	2,650	15,423
EnPro Industries, Inc.*	1,487	33,993
ESCO Technologies, Inc.*	2,011	79,233
Federal Signal Corp.	3,522	25,323
Flanders Corp.*	1,282	6,615
Flow International Corp.*	2,995	7,757
Force Protection, Inc.*	5,105	27,873
FreightCar America, Inc.	945	22,964
Gorman-Rupp Co.	1,053	26,230
Graham Corp.	792	12,316
Greenbrier Co.'s, Inc.	1,305	15,282
Hurco Co.'s, Inc.*	512	8,745
John Bean Technologies Corp.	2,113	38,393
Kadant, Inc.*	1,111	13,476
Kaydon Corp.	2,543	82,444
K-Tron International, Inc.*	193	18,376
LB Foster Co.*	880	26,910
Lindsay Corp.	875	34,458
Met-Pro Corp.	1,199	11,618
Middleby Corp.*	1,337	73,548
Miller Industries, Inc.*	795	8,745
Mueller Industries, Inc.	2,725	65,046
Mueller Water Products, Inc.	11,539	63,234
NACCO Industries, Inc.	452	27,152
Nordson Corp.	2,578	144,600
Omega Flex, Inc.	248	4,159
PMFG, Inc.*	1,034	13,297
Portec Rail Products, Inc.	525	4,982
RBC Bearings, Inc.*	1,595	37,211
Robbins & Myers, Inc.	2,061	48,392
Sauer-Danfoss, Inc.	885	6,788
SmartHeat, Inc.*	527	6,255
Sun Hydraulics Corp.	929	19,565
Tecumseh Products Co.*	1,299	14,718
Tennant Co.	1,214	35,279
Titan International, Inc.	2,604	23,176
Trimas Corp.*	1,166	5,947
Twin Disc, Inc.	694	8,654
Watts Water Technologies, Inc.	2,145	64,886
1,921,946

Marine - 0.2%
American Commercial Lines, Inc.*	711	20,704
Eagle Bulk Shipping, Inc.	3,538	18,150
Genco Shipping & Trading Ltd.	1,976	41,061
Horizon Lines, Inc.	2,384	15,138
International Shipholding Corp.	483	14,881
TBS International Ltd.*	835	7,265
Ultrapetrol (Bahamas) Ltd.*	1,992	9,801
127,000

Media - 1.0%
Arbitron, Inc.	2,002	41,562
Ascent Media Corp.*	1,081	27,674
Belo Corp.	6,900	37,329
Carmike Cinemas, Inc.*	867	8,765
Cinemark Holdings, Inc.	2,379	24,646
CKX, Inc.*	4,193	28,135
Crown Media Holdings, Inc.*	1,039	1,621
Dolan Media Co.*	2,366	28,368
EW Scripps Co.*	2,261	16,958
Fisher Communications, Inc.*	510	9,272
Global Sources Ltd.*	1,248	8,574
Harte-Hanks, Inc.	2,840	39,277
Journal Communications, Inc.	3,369	12,398
Knology, Inc.*	2,261	22,045
LIN TV Corp.*	2,131	10,080
Live Nation, Inc.*	6,416	52,547
LodgeNet Interactive Corp.*	1,598	12,065
Martha Stewart Living Omnimedia*	2,043	12,789
Mediacom Communications Corp.*	3,136	18,063
National CineMedia, Inc.	3,257	55,271
Outdoor Channel Holdings, Inc.*	1,282	8,384
Playboy Enterprises, Inc., Class B*	1,700	5,134
Primedia, Inc.	2,008	5,060
RCN Corp.*	3,000	27,900
Reading International, Inc.*	1,368	5,622
Rentrak Corp.*	746	13,324
Scholastic Corp.	1,770	43,082
Sinclair Broadcast Group, Inc.	4,175	14,947
Valassis Communications, Inc.*	3,721	66,531
Value Line, Inc.	108	3,334
World Wrestling Entertainment, Inc.	1,691	23,691
684,448

Metals & Mining - 1.0%
Allied Nevada Gold Corp.*	3,483	34,099
AM Castle & Co.	1,315	13,071
AMCOL International Corp.	1,897	43,422
Brush Engineered Materials, Inc.*	1,580	38,647
Century Aluminum Co.*	3,488	32,613
China Precision Steel, Inc.*	1,368	3,721
Coeur d'Alene Mines Corp.*	5,701	116,870
General Moly, Inc.*	4,998	15,744
General Steel Holdings, Inc.*	858	3,338
Haynes International, Inc.*	922	29,338
Hecla Mining Co.*	15,660	68,747
Horsehead Holding Corp.*	2,704	31,691
Kaiser Aluminum Corp.	1,158	42,105
Olympic Steel, Inc.	720	20,657
Paramount Gold and Silver Corp.*	5,014	6,869
RTI International Metals, Inc.*	2,280	56,795
Stillwater Mining Co.*	3,229	21,699
Sutor Technology Group Ltd.*	608	1,921
Universal Stainless & Alloy*	534	9,745
US Gold Corp.*	6,301	18,210
Worthington Industries, Inc.	4,730	65,747
675,049

Multiline Retail - 0.3%
99 Cents Only Stores*	3,501	47,088
Dillard's, Inc.	4,207	59,319
Fred's, Inc.	2,930	37,299
Retail Ventures, Inc.*	2,127	11,209
Saks, Inc.*	9,118	62,185
Tuesday Morning Corp.*	2,412	10,034
227,134

Multi-Utilities - 0.4%
Avista Corp.	4,193	84,782
Black Hills Corp.	2,819	70,954
CH Energy Group, Inc.	1,160	51,400
Florida Public Utilities Co.	483	5,868
NorthWestern Corp.	2,864	69,968
282,972

Oil, Gas & Consumable Fuels - 3.0%
Alon USA Energy, Inc.	803	7,974
Apco Oil and Gas International, Inc.	721	16,525
Approach Resources, Inc.*	716	6,501
Arena Resources, Inc.*	2,932	104,086
Atlas Energy, Inc.	2,537	68,677
ATP Oil & Gas Corp.*	2,634	47,122
Berry Petroleum Co.	3,128	83,768
Bill Barrett Corp.*	2,947	96,632
BPZ Resources, Inc.*	5,882	44,233
Brigham Exploration Co.*	6,365	57,794
Carrizo Oil & Gas, Inc.*	2,011	49,249
Cheniere Energy, Inc.*	3,868	11,333
Clayton Williams Energy, Inc.*	431	12,982
Clean Energy Fuels Corp.*	2,289	32,984
Contango Oil & Gas Co.*	969	49,477
CREDO Petroleum Corp.*	555	5,617
Crosstex Energy, Inc.	3,047	16,088
Cubic Energy, Inc.*	2,135	2,007
CVR Energy, Inc.*	1,833	22,803
Delek US Holdings, Inc.	1,057	9,058
Delta Petroleum Corp.*	12,444	21,777
DHT Maritime, Inc.	3,126	11,754
Endeavour International Corp.*	9,060	10,963
Evergreen Energy, Inc.*	6,516	4,040
FX Energy, Inc.*	3,212	10,375
General Maritime Corp.	3,596	27,833
Georesources, Inc.*	439	4,851
GMX Resources, Inc.*	1,939	30,462
Golar LNG Ltd.	2,815	31,134
Goodrich Petroleum Corp.*	1,879	48,497
Gran Tierra Energy, Inc.*	16,303	67,820
Green Plains Renewable Energy, Inc.*	735	5,219
GreenHunter Energy, Inc., Warrants (strike price $27.50/share, expire 9/14/11) (b)*	34	-
Gulfport Energy Corp.*	2,090	18,267
Harvest Natural Resources, Inc.*	2,811	14,420
International Coal Group, Inc.*	7,171	28,899
Isramco, Inc.*	85	11,104
James River Coal Co.*	2,039	38,965
Knightsbridge Tankers Ltd.	1,363	17,774
McMoRan Exploration Co.*	5,669	42,801
Nordic American Tanker Shipping	3,239	95,810
Northern Oil And Gas, Inc.*	1,563	13,129
Oilsands Quest, Inc.*	13,143	14,852
Panhandle Oil and Gas, Inc.	584	12,474
Parallel Petroleum Corp.*	3,297	10,451
Patriot Coal Corp.*	5,580	65,621
Penn Virginia Corp.	3,483	79,796
Petroleum Development Corp.*	1,184	22,093
Petroquest Energy, Inc.*	3,456	22,429
PrimeEnergy Corp.*	74	2,122
Rex Energy Corp.*	1,336	11,156
Rosetta Resources, Inc.*	3,765	55,308
Ship Finance International Ltd.	3,078	37,829
Stone Energy Corp.*	3,094	50,463
Swift Energy Co.*	2,728	64,599
Syntroleum Corp.*	4,983	13,454
Teekay Tankers Ltd.	1,100	9,185
Toreador Resources Corp.*	1,348	13,467
Uranerz Energy Corp.*	3,556	8,143
Uranium Energy Corp.*	3,667	10,818
USEC, Inc.*	8,147	38,209
Vaalco Energy, Inc.*	4,710	21,666
Venoco, Inc.*	1,614	18,577
W&T Offshore, Inc.	2,606	30,516
Warren Resources, Inc.*	4,644	13,746
Western Refining, Inc.*	2,379	15,345
Westmoreland Coal Co.*	757	6,154
World Fuel Services Corp.	2,262	108,734
Zion Oil & Gas, Inc.*	938	9,155
2,067,166

Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.*	3,037	32,587
Clearwater Paper Corp.*	827	34,180
Deltic Timber Corp.	773	35,380
Domtar Corp.*	3,187	112,246
Glatfelter	3,313	38,033
KapStone Paper and Packaging Corp.*	1,429	11,632
Louisiana-Pacific Corp.*	7,588	50,612
Neenah Paper, Inc.	1,163	13,689
Schweitzer-Mauduit International, Inc.	1,215	66,047
Wausau Paper Corp.	3,325	33,250
427,656

Personal Products - 0.6%
American Oriental Bioengineering, Inc.*	4,918	23,902
Bare Escentuals, Inc.*	5,080	60,401
Chattem, Inc.*	1,492	99,084
China Sky One Medical, Inc.*	592	7,809
China-Biotics, Inc.*	576	9,216
Elizabeth Arden, Inc.*	1,846	21,727
Female Health Co.*	1,254	6,333
Inter Parfums, Inc.	1,120	13,675
Mannatech, Inc.	1,100	4,213
Medifast, Inc.*	1,025	22,263
Nu Skin Enterprises, Inc.	3,631	67,282
Nutraceutical International Corp.*	861	9,703
Prestige Brands Holdings, Inc.*	2,690	18,938
Revlon, Inc.*	1,538	7,475
Schiff Nutrition International, Inc.	744	3,876
USANA Health Sciences, Inc.*	557	18,999
394,896

Pharmaceuticals - 1.5%
Acura Pharmaceuticals, Inc.*	651	3,327
Adolor Corp.*	3,668	5,832
Akorn, Inc.*	4,543	6,224
Ardea Biosciences, Inc.*	861	15,773
ARYx Therapeutics, Inc.*	1,643	5,143
Auxilium Pharmaceuticals, Inc.*	3,276	112,072
AVANIR Pharmaceuticals, Inc.*	4,795	9,974
Biodel, Inc.*	856	4,597
BioMimetic Therapeutics, Inc.*	1,057	12,906
BMP Sunstone Corp.*	1,844	7,505
Cadence Pharmaceuticals, Inc.*	2,093	23,148
Caraco Pharmaceutical Laboratories Ltd.*	813	4,138
Cornerstone Therapeutics, Inc.*	514	3,367
Cumberland Pharmaceuticals, Inc.*	600	9,714
Cypress Bioscience, Inc.*	2,991	24,436
Depomed, Inc.*	3,827	16,724
Discovery Laboratories, Inc.*	7,429	10,103
Durect Corp.*	6,499	17,352
Hi-Tech Pharmacal Co., Inc.*	640	14,362
Impax Laboratories, Inc.*	4,655	40,685
Inspire Pharmaceuticals, Inc.*	3,226	16,840
ISTA Pharmaceuticals, Inc.*	2,623	11,699
Javelin Pharmaceuticals, Inc.*	3,921	7,646
KV Pharmaceutical Co.*	2,490	7,644
Lannett Co., Inc.*	798	5,969
MAP Pharmaceuticals, Inc.*	623	6,517
Matrixx Initiatives, Inc.*	747	4,243
Medicines Co.*	3,811	41,959
Medicis Pharmaceutical Corp.	4,516	96,417
MiddleBrook Pharmaceuticals, Inc.*	2,857	3,285
Nektar Therapeutics*	7,155	69,690
Obagi Medical Products, Inc.*	1,414	16,402
Optimer Pharmaceuticals, Inc.*	2,198	29,739
Pain Therapeutics, Inc.*	2,773	14,031
Par Pharmaceutical Co.'s, Inc.*	2,674	57,518
Pozen, Inc.*	2,076	15,279
Questcor Pharmaceuticals, Inc.*	3,946	21,782
Repros Therapeutics, Inc.*	747	672
Salix Pharmaceuticals Ltd.*	3,697	78,598
Santarus, Inc.*	4,094	13,469
Sucampo Pharmaceuticals, Inc.*	729	4,250
SuperGen, Inc.*	4,667	12,461
Viropharma, Inc.*	5,842	56,200
VIVUS, Inc.*	5,068	52,961
XenoPort, Inc.*	2,090	44,371
1,037,024

Professional Services - 1.5%
Acacia Research - Acacia Technologies*	2,525	21,993
Administaff, Inc.	1,582	41,559
Advisory Board Co.*	1,273	32,003
Barrett Business Services, Inc.	606	6,411
CBIZ, Inc.*	3,566	26,602
CDI Corp.	1,062	14,921
COMSYS IT Partners, Inc.*	1,102	7,053
Corporate Executive Board Co.	2,616	65,138
CoStar Group, Inc.*	1,435	59,151
CRA International, Inc.*	878	23,961
Diamond Management & Technology Consultants, Inc.	1,884	12,905
Exponent, Inc.*	1,085	30,564
First Advantage Corp.*	820	15,211
Franklin Covey Co.*	1,007	5,891
GP Strategies Corp.*	1,245	9,325
Heidrick & Struggles International, Inc.	1,264	29,401
Hill International, Inc.*	1,866	13,249
Huron Consulting Group, Inc.*	1,652	42,671
ICF International, Inc.*	696	21,103
Kelly Services, Inc.	1,988	24,452
Kforce, Inc.*	2,497	30,014
Korn/Ferry International*	3,408	49,723
MPS Group, Inc.*	6,927	72,872
Navigant Consulting, Inc.*	3,549	47,912
Odyssey Marine Exploration, Inc.*	3,831	7,126
On Assignment, Inc.*	2,712	15,865
Resources Connection, Inc.*	3,348	57,117
School Specialty, Inc.*	1,426	33,825
Spherion Corp.*	4,344	26,976
TrueBlue, Inc.*	3,261	45,882
Volt Information Sciences, Inc.*	1,008	12,318
VSE Corp.	320	12,483
Watson Wyatt Worldwide, Inc.	3,271	142,485
1,058,162

Real Estate Investment Trusts - 6.0%
Acadia Realty Trust	2,957	44,562
Agree Realty Corp.	622	14,262
Alexander's, Inc.	149	44,086
American Campus Communities, Inc.	3,860	103,641
AMERICAN CAPITAL AGENCY Corp.	797	22,675
Anthracite Capital, Inc.*	4,367	4,585
Anworth Mortgage Asset Corp.	7,786	61,354
Ashford Hospitality Trust, Inc.*	4,540	15,708
Associated Estates Realty Corp.	1,155	11,111
BioMed Realty Trust, Inc.	7,271	100,340
CAPLEASE, Inc.	3,566	14,371
Capstead Mortgage Corp.	4,635	64,473
Care Investment Trust, Inc.	1,058	8,115
CBL & Associates Properties, Inc.	10,313	100,036
Cedar Shopping Centers, Inc.	2,890	18,640
Cogdell Spencer, Inc.	2,199	10,555
Colonial Properties Trust	3,479	33,851
Cousins Properties, Inc.	5,487	45,432
Cypress Sharpridge Investments, Inc.*	1,200	17,040
DCT Industrial Trust, Inc.	15,313	78,249
Developers Diversified Realty Corp.	10,540	97,390
DiamondRock Hospitality Co.*	8,285	67,108
DuPont Fabros Technology, Inc.*	2,090	27,860
Dynex Capital, Inc.	888	7,486
EastGroup Properties, Inc.	1,826	69,790
Education Realty Trust, Inc.	4,472	26,519
Entertainment Properties Trust	2,683	91,598
Equity Lifestyle Properties, Inc.	1,916	81,986
Equity One, Inc.	2,359	36,966
Extra Space Storage, Inc.	6,628	69,925
FelCor Lodging Trust, Inc.	5,012	22,704
First Industrial Realty Trust, Inc.	3,355	17,614
First Potomac Realty Trust	1,949	22,530
Franklin Street Properties Corp.	4,334	56,775
Getty Realty Corp.	1,343	32,957
Gladstone Commercial Corp.	676	9,248
Glimcher Realty Trust	3,012	11,054
Government Properties Income Trust*	850	20,408
Gramercy Capital Corp.*	3,318	8,063
Hatteras Financial Corp.	2,778	83,284
Healthcare Realty Trust, Inc.	4,552	96,184
Hersha Hospitality Trust	3,645	11,300
Highwoods Properties, Inc.	5,436	170,962
Home Properties, Inc.	2,525	108,802
Inland Real Estate Corp.	5,388	47,199
Invesco Mortgage Capital, Inc.*	650	14,203
Investors Real Estate Trust	4,196	37,932
iStar Financial, Inc.*	7,868	23,919
Kilroy Realty Corp.	3,253	90,238
Kite Realty Group Trust	3,655	15,241
LaSalle Hotel Properties	4,791	94,191
Lexington Realty Trust	6,064	30,926
LTC Properties, Inc.	1,690	40,628
Medical Properties Trust, Inc.	6,150	48,031
MFA Mortgage Investments, Inc.	20,959	166,834
Mid-America Apartment Communities, Inc.	2,166	97,752
Mission West Properties, Inc.	1,570	10,566
Monmouth Real Estate Investment Corp.	1,576	10,969
National Health Investors, Inc.	1,992	63,047
National Retail Properties, Inc.	6,133	131,676
NorthStar Realty Finance Corp.	4,815	16,901
Omega Healthcare Investors, Inc.	6,323	101,294
Parkway Properties, Inc.	1,570	30,929
Pennsylvania Real Estate Investment Trust	2,669	20,311
Pennymac Mortgage Investment Trust*	1,100	21,901
Post Properties, Inc.	3,236	58,248
Potlatch Corp.	2,896	82,391
PS Business Parks, Inc.	1,323	67,896
RAIT Financial Trust	4,875	14,332
Ramco-Gershenson Properties Trust	1,254	11,186
Redwood Trust, Inc.	5,947	92,178
Resource Capital Corp.	1,695	9,221
Saul Centers, Inc.	507	16,275
Sovran Self Storage, Inc.	1,601	48,718
Starwood Property Trust, Inc.*	3,000	60,750
Strategic Hotels & Resorts, Inc.*	5,929	15,356
Sun Communities, Inc.	1,309	28,170
Sunstone Hotel Investors, Inc.*	5,769	40,960
Tanger Factory Outlet Centers	3,042	113,588
Transcontinental Realty Investors, Inc.*	108	1,264
UMH Properties, Inc.	691	5,632
Universal Health Realty Income Trust	920	29,946
Urstadt Biddle Properties, Inc.	1,651	24,088
U-Store-It Trust	5,863	36,644
Walter Investment Management Corp.	1,409	22,572
Washington Real Estate Investment Trust	4,470	128,736
Winthrop Realty Trust	832	8,104
4,092,542

Real Estate Management & Development - 0.2%
American Realty Investors, Inc.*	204	2,360
Avatar Holdings, Inc.*	486	9,234
China Housing & Land Development, Inc.*	2,028	7,808
Consolidated-Tomoka Land Co.	432	16,546
Forestar Group, Inc.*	2,612	44,874
Tejon Ranch Co.*	887	22,778
103,600

Road & Rail - 1.0%
Amerco, Inc.*	728	33,386
Arkansas Best Corp.	1,941	58,114
Avis Budget Group, Inc.*	7,810	104,342
Celadon Group, Inc.*	1,741	19,691
Dollar Thrifty Automotive Group, Inc.*	1,684	41,410
Genesee & Wyoming, Inc.*	2,805	85,048
Heartland Express, Inc.	3,909	56,290
Knight Transportation, Inc.	4,191	70,325
Marten Transport Ltd.*	1,218	20,779
Old Dominion Freight Line, Inc.*	2,031	61,803
Patriot Transportation Holding, Inc.*	127	9,588
Saia, Inc.*	1,029	16,546
Universal Truckload Services, Inc.	475	7,842
USA Truck, Inc.*	614	7,798
Werner Enterprises, Inc.	3,115	58,032
YRC Worldwide, Inc.*	4,550	20,247
671,241

Semiconductors & Semiconductor Equipment - 3.8%
Actel Corp.*	2,015	24,523
Advanced Analogic Technologies, Inc.*	3,637	14,439
Advanced Energy Industries, Inc.*	2,537	36,127
Amkor Technology, Inc.*	8,010	55,109
Anadigics, Inc.*	4,987	23,489
Applied Micro Circuits Corp.*	5,015	50,100
Atheros Communications, Inc.*	4,686	124,320
ATMI, Inc.*	2,357	42,780
Brooks Automation, Inc.*	4,653	35,968
Cabot Microelectronics Corp.*	1,721	59,994
Cavium Networks, Inc.*	2,782	59,730
Ceva, Inc.*	1,605	17,254
Cirrus Logic, Inc.*	5,024	27,933
Cohu, Inc.	1,838	24,923
CSR plc*	3,424	25,702
Cymer, Inc.*	2,229	86,619
Diodes, Inc.*	2,235	40,431
DSP Group, Inc.*	1,937	15,767
Entegris, Inc.*	8,374	41,451
Entropic Communications, Inc.*	4,168	11,420
Exar Corp.*	2,976	21,874
FEI Co.*	2,869	70,721
Formfactor, Inc.*	3,585	85,753
GSI Technology, Inc.*	1,456	5,809
Hittite Microwave Corp.*	1,643	60,430
Intellon Corp.*	1,681	11,918
IXYS Corp.	1,911	16,263
Kopin Corp.*	5,497	26,386
Kulicke & Soffa Industries, Inc.*	4,111	24,789
Lattice Semiconductor Corp.*	9,176	20,646
MEMSIC, Inc.*	1,224	4,590
Micrel, Inc.	3,855	31,418
Microsemi Corp.*	6,228	98,340
Microtune, Inc.*	4,122	7,502
MIPS Technologies, Inc.*	3,345	12,611
MKS Instruments, Inc.*	3,656	70,524
Monolithic Power Systems, Inc.*	2,599	60,947
Netlogic Microsystems, Inc.*	1,387	62,415
NVE Corp.*	370	19,669
Omnivision Technologies, Inc.*	3,750	61,050
Pericom Semiconductor Corp.*	1,758	17,246
Photronics, Inc.*	3,214	15,234
PLX Technology, Inc.*	2,208	7,441
Power Integrations, Inc.	1,828	60,927
RF Micro Devices, Inc.*	19,373	105,195
Rubicon Technology, Inc.*	1,056	15,671
Rudolph Technologies, Inc.*	2,436	18,026
Semitool, Inc.*	1,797	15,185
Semtech Corp.*	4,537	77,174
Sigma Designs, Inc.*	2,055	29,859
Silicon Image, Inc.*	5,780	14,045
Silicon Storage Technology, Inc.*	6,318	15,290
Skyworks Solutions, Inc.*	12,847	170,094
Standard Microsystems Corp.*	1,648	38,250
Supertex, Inc.*	843	25,290
Techwell, Inc.*	1,223	13,429
Tessera Technologies, Inc.*	3,732	104,085
Trident Microsystems, Inc.*	4,861	12,590
TriQuint Semiconductor, Inc.*	10,526	81,261
Ultratech, Inc.*	1,863	24,648
Veeco Instruments, Inc.*	2,468	57,554
Virage Logic Corp.*	1,278	6,658
Volterra Semiconductor Corp.*	1,969	36,171
White Electronic Designs Corp.*	1,810	8,362
Zoran Corp.*	4,012	46,218
2,607,637

Software - 4.5%
ACI Worldwide, Inc.*	2,511	37,991
Actuate Corp.*	3,425	19,796
Advent Software, Inc.*	1,229	49,467
American Software, Inc.	1,795	11,721
ArcSight, Inc.*	1,412	33,987
Ariba, Inc.*	6,704	77,766
AsiaInfo Holdings, Inc.*	2,240	44,733
Blackbaud, Inc.	3,290	76,328
Blackboard, Inc.*	2,429	91,768
Bottomline Technologies, Inc.*	1,750	22,575
Callidus Software, Inc.*	2,401	7,227
China TransInfo Technology Corp.*	684	6,471
Chordiant Software, Inc.*	2,524	9,818
Commvault Systems, Inc.*	3,141	65,176
Concur Technologies, Inc.*	3,169	125,999
Deltek, Inc.*	1,456	11,197
DemandTec, Inc.*	1,564	13,810
Double-Take Software, Inc.*	1,377	14,032
Dynamics Research Corp.*	682	8,880
Ebix, Inc.*	486	26,905
Epicor Software Corp.*	4,470	28,474
EPIQ Systems, Inc.*	2,601	37,715
ePlus, Inc.*	291	4,525
Fair Isaac Corp.	3,571	76,741
FalconStor Software, Inc.*	3,042	15,119
GSE Systems, Inc.*	1,262	7,850
i2 Technologies, Inc.*	1,248	20,018
Informatica Corp.*	6,503	146,838
Interactive Intelligence, Inc.*	1,107	21,155
Jack Henry & Associates, Inc.	6,429	150,889
JDA Software Group, Inc.*	1,990	43,661
Kenexa Corp.*	1,796	24,210
Lawson Software, Inc.*	10,551	65,838
Manhattan Associates, Inc.*	1,880	37,976
Mentor Graphics Corp.*	6,646	61,874
MicroStrategy, Inc.*	664	47,503
Monotype Imaging Holdings, Inc.*	1,201	10,100
MSC.Software Corp.*	3,290	27,669
Net 1 UEPS Technologies, Inc.*	2,351	49,277
Netscout Systems, Inc.*	2,347	31,708
NetSuite, Inc.*	1,318	20,165
OpenTV Corp.*	7,261	10,020
Opnet Technologies, Inc.	1,050	11,476
Parametric Technology Corp.*	8,891	122,874
Pegasystems, Inc.	1,116	38,535
Pervasive Software, Inc.*	1,213	6,004
Phoenix Technologies Ltd.*	2,193	8,004
Progress Software Corp.*	3,051	69,105
PROS Holdings, Inc.*	1,025	8,631
QAD, Inc.	1,023	4,655
Quest Software, Inc.*	4,933	83,121
Radiant Systems, Inc.*	2,204	23,671
Renaissance Learning, Inc.	765	7,604
Rosetta Stone, Inc.*	494	11,342
S1 Corp.*	3,991	24,664
Smith Micro Software, Inc.*	2,282	28,206
SolarWinds, Inc.*	958	21,105
Solera Holdings, Inc.	5,335	165,972
SonicWALL, Inc.*	4,042	33,953
Sourcefire, Inc.*	1,546	33,193
SPSS, Inc.*	1,310	65,434
SRS Labs, Inc.*	917	6,703
SuccessFactors, Inc.*	2,842	39,987
Symyx Technologies*	2,680	17,742
Synchronoss Technologies, Inc.*	1,749	21,810
Take-Two Interactive Software, Inc.*	6,163	69,087
Taleo Corp.*	2,397	54,268
TeleCommunication Systems, Inc.*	2,682	22,422
THQ, Inc.*	4,874	33,338
TIBCO Software, Inc.*	13,468	127,811
TiVo, Inc.*	8,017	83,056
Tyler Technologies, Inc.*	2,397	40,965
Ultimate Software Group, Inc.*	1,808	51,926
Unica Corp.*	1,113	8,481
VASCO Data Security International, Inc.*	2,141	15,886
Websense, Inc.*	3,314	55,675
3,111,678

Specialty Retail - 3.3%
America's Car-Mart, Inc.*	800	19,160
AnnTaylor Stores Corp.*	4,493	71,394
Asbury Automotive Group, Inc.*	2,472	31,345
Bebe Stores, Inc.	1,889	13,903
Big 5 Sporting Goods Corp.	1,740	26,274
Books-A-Million, Inc.	554	6,670
Borders Group, Inc.*	4,821	14,993
Brown Shoe Co., Inc.	3,198	25,648
Build-A-Bear Workshop, Inc.*	1,323	6,443
Cabela's, Inc.*	2,878	38,393
Cato Corp.	2,086	42,325
Charlotte Russe Holding, Inc.*	1,615	28,264
Charming Shoppes, Inc.*	8,715	42,791
Christopher & Banks Corp.	2,810	19,024
Citi Trends, Inc.*	1,104	31,431
Coldwater Creek, Inc.*	4,407	36,137
Collective Brands, Inc.*	4,710	81,624
Conn's, Inc.*	780	8,806
Destination Maternity Corp.*	373	6,762
Dress Barn, Inc.*	3,299	59,151
DSW, Inc.*	1,139	18,190
Finish Line	3,302	33,548
Gander Mountain Co.*	407	2,092
Genesco, Inc.*	1,412	33,987
Group 1 Automotive, Inc.	1,794	48,169
Gymboree Corp.*	2,240	108,371
Haverty Furniture Co.'s, Inc.*	1,412	16,676
hhgregg, Inc.*	995	16,855
Hibbett Sports, Inc.*	2,089	38,082
HOT Topic, Inc.*	3,403	25,488
J Crew Group, Inc.*	3,859	138,229
Jo-Ann Stores, Inc.*	1,864	50,011
JOS A Bank Clothiers, Inc.*	1,325	59,320
Kirkland's, Inc.*	980	13,965
Lithia Motors, Inc.	1,325	20,657
Lumber Liquidators, Inc.*	1,140	24,727
Men's Wearhouse, Inc.	3,792	93,662
Midas, Inc.*	1,091	10,255
Monro Muffler, Inc.	1,261	40,087
New York & Co., Inc.*	1,850	9,472
OfficeMax, Inc.*	5,854	73,643
Pacific Sunwear Of California*	5,137	26,456
PEP Boys-Manny Moe & Jack	3,737	36,511
Pier 1 Imports, Inc.*	7,147	27,659
Rent-A-Center, Inc.*	4,893	92,380
Rex Stores Corp.*	709	7,728
Sally Beauty Holdings, Inc.*	6,915	49,166
Shoe Carnival, Inc.*	707	10,902
Sonic Automotive, Inc.	2,078	21,819
Stage Stores, Inc.	2,969	38,478
Stein Mart, Inc.*	1,842	23,412
Syms Corp.*	529	4,280
Systemax, Inc.*	879	10,662
Talbots, Inc.	1,948	17,980
The Buckle, Inc.	1,957	66,812
The Childrens Place Retail Stores, Inc.*	1,715	51,381
Tractor Supply Co.*	2,754	133,349
Tween Brands, Inc.*	1,977	16,587
Ulta Salon Cosmetics & Fragrance, Inc.*	2,123	35,051
West Marine, Inc.*	1,129	8,874
Wet Seal, Inc.*	7,336	27,730
Zale Corp.*	2,429	17,367
Zumiez, Inc.*	1,565	25,682
2,236,290

Textiles, Apparel & Luxury Goods - 2.1%
American Apparel, Inc.*	2,699	9,474
Carter's, Inc.*	4,351	116,172
Cherokee, Inc.	601	14,406
Columbia Sportswear Co.	915	37,661
CROCS, Inc.*	6,442	42,839
Deckers Outdoor Corp.*	958	81,286
FGX International Holdings Ltd.*	1,095	15,275
Fossil, Inc.*	3,600	102,420
Fuqi International, Inc.*	750	21,960
G-III Apparel Group Ltd.*	1,054	14,914
Iconix Brand Group, Inc.*	5,369	66,951
Jones Apparel Group, Inc.	6,553	117,495
Kenneth Cole Productions, Inc.	718	7,202
K-Swiss, Inc.	1,958	17,211
Liz Claiborne, Inc.	7,296	35,969
Lululemon Athletica, Inc.*	3,120	70,980
Maidenform Brands, Inc.*	1,772	28,458
Movado Group, Inc.	1,243	18,061
Oxford Industries, Inc.	1,134	22,340
Perry Ellis International, Inc.*	911	14,613
Quiksilver, Inc.*	9,552	26,268
Skechers U.S.A., Inc.*	2,419	41,462
Steven Madden Ltd.*	1,200	44,172
Timberland Co.*	3,517	48,957
True Religion Apparel, Inc.*	1,944	50,408
Under Armour, Inc.*	2,419	67,321
Unifi, Inc.*	3,597	11,510
Unifirst Corp.	1,056	46,939
Volcom, Inc.*	1,448	23,863
Warnaco Group, Inc.*	3,513	154,080
Weyco Group, Inc.	578	13,236
Wolverine World Wide, Inc.	3,657	90,840
1,474,743

Thrifts & Mortgage Finance - 1.4%
Abington Bancorp, Inc.	1,949	15,085
Astoria Financial Corp.	6,561	72,433
Bank Mutual Corp.	3,544	31,329
BankFinancial Corp.	1,569	15,031
Beneficial Mutual Bancorp, Inc.*	2,609	23,820
Berkshire Hills Bancorp, Inc.	1,083	23,761
Brookline Bancorp, Inc.	4,270	41,504
Brooklyn Federal Bancorp, Inc.	270	3,294
Cheviot Financial Corp.	221	1,892
Clifton Savings Bancorp, Inc.	836	8,193
Danvers Bancorp, Inc.	1,422	19,325
Dime Community Bancshares	1,774	20,277
Doral Financial Corp.*	429	1,587
ESB Financial Corp.	726	9,721
ESSA Bancorp, Inc.	1,354	17,886
First Defiance Financial Corp.	641	9,557
First Financial Holdings, Inc.	930	14,852
First Financial Northwest, Inc.	1,821	10,598
First Financial Service Corp.	319	4,297
Flagstar Bancorp, Inc.*	3,427	3,530
Flushing Financial Corp.	1,707	19,460
Fox Chase Bancorp, Inc.*	492	4,930
Heritage Financial Group	158	1,308
Home Federal Bancorp, Inc.	1,319	15,063
Kearny Financial Corp.	1,413	14,724
Kentucky First Federal Bancorp	240	2,998
K-Fed Bancorp	316	2,850
Legacy Bancorp, Inc.	582	6,111
Meridian Interstate Bancorp, Inc.*	838	7,123
MGIC Investment Corp.*	9,599	71,129
NASB Financial, Inc.	278	7,311
NewAlliance Bancshares, Inc.	7,976	85,343
Northeast Community Bancorp, Inc.	465	3,432
Northwest Bancorp, Inc.	1,254	28,641
OceanFirst Financial Corp.	705	8,178
Ocwen Financial Corp.*	4,219	47,759
Oritani Financial Corp.	1,034	14,104
PMI Group, Inc.	6,472	27,506
Provident Financial Services, Inc.	4,391	45,183
Provident New York Bancorp	3,046	29,089
Prudential Bancorp, Inc. of Pennsylvania	316	3,173
Radian Group, Inc.	6,225	65,862
Rockville Financial, Inc.	708	7,611
Roma Financial Corp.	676	8,403
Territorial Bancorp, Inc.*	900	14,112
Tree.com, Inc.*	506	3,820
Trustco Bank Corp. NY	5,541	34,631
United Financial Bancorp, Inc.	1,416	16,397
ViewPoint Financial Group	881	12,369
Waterstone Financial, Inc.*	553	2,798
Westfield Financial, Inc.	2,525	21,387
WSFS Financial Corp.	490	13,054
993,831

Tobacco - 0.2%
Alliance One International, Inc.*	6,739	30,191
Star Scientific, Inc.*	5,250	4,883
Universal Corp.	1,866	78,036
Vector Group Ltd.	2,980	46,427
159,537

Trading Companies & Distributors - 0.8%
Aceto Corp.	1,948	12,857
Aircastle Ltd.	3,614	34,947
Applied Industrial Technologies, Inc.	3,094	65,469
Beacon Roofing Supply, Inc.*	3,245	51,855
BlueLinx Holdings, Inc.*	916	3,673
DXP Enterprises, Inc.*	572	6,378
H&E Equipment Services, Inc.*	2,156	24,427
Houston Wire & Cable Co.	1,418	15,669
Interline Brands, Inc.*	2,369	39,918
Kaman Corp.	1,861	40,905
Lawson Products	334	5,815
RSC Holdings, Inc.*	3,485	25,336
Rush Enterprises, Inc.*	2,605	33,657
TAL International Group, Inc.	1,136	16,154
Textainer Group Holdings Ltd.	769	12,312
Titan Machinery, Inc.*	1,023	12,808
United Rentals, Inc.*	4,614	47,524
Watsco, Inc.	1,995	107,550
Willis Lease Finance Corp.*	373	5,099
562,353

Transportation Infrastructure - 0.0%
CAI International, Inc.*	587	4,326

Venture Capital - 0.1%
Allos Therapeutics, Inc.*	4,787	34,706
Evergreen Solar, Inc.*	14,409	27,665
62,371

Water Utilities - 0.3%
American States Water Co.	1,418	51,303
Artesian Resources Corp.	490	8,242
Cadiz, Inc.*	953	11,150
California Water Service Group	1,442	56,151
Connecticut Water Service, Inc.	671	15,024
Consolidated Water Co., Inc.	1,157	18,894
Middlesex Water Co.	1,058	15,955
Pennichuck Corp.	336	7,311
SJW Corp.	992	22,667
Southwest Water Co.	1,950	9,594
York Water Co.	901	12,488
228,779

Wireless Telecommunication Services - 0.4%
Centennial Communications Corp.*	6,521	52,038
iPCS, Inc.*	1,367	23,786
NTELOS Holdings Corp.	2,189	38,658
Shenandoah Telecommunications Co.	1,731	31,071
Syniverse Holdings, Inc.*	5,253	91,928
USA Mobility, Inc.	1,858	23,931
Virgin Mobile USA, Inc.*	2,125	10,625
272,037

Total Equity Securities (Cost $77,708,344)	68,128,409

EXCHANGE TRADED FUNDS - 0.7%
iShares Russell 2000 Index Fund	7,100	427,633

Total Exchange Traded Funds (Cost $407,788)	427,633

U.S. TREASURY - 0.2%	PRINCIPAL AMOUNT
United States Treasury Bills, 2/11/10 ^	$100,000	99,935

Total U.S. Treasury (Cost $99,935)	99,935

TIME DEPOSIT - 0.4%
State Street Corp. Time Deposit, 0.01%, 10/1/09	269,551	269,551

Total Time Deposit (Cost $269,551)	269,551

TOTAL INVESTMENTS (Cost $78,485,618) - 100.3%	68,925,528
Other assets and liabilities, net - (0.3%)	(190,009)
NET ASSETS - 100%	$68,735,519

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 ^	3	12/09	$180,900	($1,938)
Total Purchased	($1,938)

* Non-income producing security.

^ Futures collateralized by 100,000 units of U.S. Treasury Bills.

(b) This security was valued by the Board of Directors. See Note A.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT EAFE INTERNATIONAL INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 98.6%	SHARES	VALUE
Australia - 8.1%
AGL Energy Ltd.	3,754	$45,269
Alumina Ltd.*	20,472	33,049
Amcor Ltd.	10,210	49,357
AMP Ltd.	16,894	97,168
Aristocrat Leisure Ltd.	3,601	16,677
Arrow Energy NL*	4,874	18,402
Asciano Group*	22,591	32,982
ASX Ltd.	1,436	44,590
Australia & New Zealand Banking Group Ltd.	19,562	420,889
AXA Asia Pacific Holdings Ltd.	8,537	32,910
Bendigo and Adelaide Bank Ltd.	2,868	23,782
BGP Holdings plc*	77,172	-
BHP Billiton Ltd.	28,156	937,131
Billabong International Ltd.	1,636	17,318
BlueScope Steel Ltd.	15,296	39,536
Boral Ltd.	5,219	28,038
Brambles Ltd.	11,760	83,823
Caltex Australia Ltd.*	1,245	13,300
CFS Retail Property Trust	15,218	26,983
Coca-Cola Amatil Ltd.	4,668	40,396
Cochlear Ltd.	497	29,269
Commonwealth Bank of Australia	12,742	581,688
Computershare Ltd.	3,729	36,711
Crown Ltd.	4,252	33,496
CSL Ltd.	5,063	149,443
CSR Ltd.	10,250	16,999
Dexus Property Group	39,219	29,235
Energy Resources of Australia Ltd.	560	12,454
Fairfax Media Ltd.	17,758	26,866
Fortescue Metals Group Ltd.*	10,366	34,931
Foster's Group Ltd.	16,173	79,182
Goodman Fielder Ltd.	11,562	17,033
Goodman Group	50,138	29,412
GPT Group	77,172	46,633
Harvey Norman Holdings Ltd.	4,456	16,903
Incitec Pivot Ltd.	13,421	33,505
Insurance Australia Group Ltd.	17,378	57,947
Leighton Holdings Ltd.	1,249	39,852
Lend Lease Corp. Ltd.	3,646	34,093
Lion Nathan Ltd.	2,465	24,898
Macquarie Airports	6,230	15,608
Macquarie Group Ltd.	2,548	132,143
Macquarie Infrastructure Group	18,975	24,690
Metcash Ltd.	6,417	25,474
Mirvac Group	21,331	31,613
National Australia Bank Ltd.	16,093	436,682
Newcrest Mining Ltd.	4,058	114,194
Nufarm Ltd.	1,531	15,329
OneSteel Ltd.	11,123	29,731
Orica Ltd.	3,013	62,461
Origin Energy Ltd.	7,335	105,600
OZ Minerals Ltd.*	26,186	26,334
Paladin Energy Ltd.*	4,709	18,693
Perpetual Ltd.	353	12,188
Qantas Airways Ltd.	9,663	24,379
QBE Insurance Group Ltd.	8,411	178,520
Rio Tinto Ltd.	3,655	191,005
Santos Ltd.	6,871	92,131
Sims Metal Management Ltd.	1,289	25,960
Sonic Healthcare Ltd.	3,059	38,346
SP AusNet	11,118	8,680
Stockland	19,149	68,921
Suncorp-Metway Ltd.	10,548	82,628
TABCORP Holdings Ltd.	5,064	31,851
Tatts Group Ltd.	10,122	22,680
Telstra Corp. Ltd.	36,908	106,466
Toll Holdings Ltd.	5,543	41,710
Transurban Group	9,685	35,029
Wesfarmers Ltd.	1,274	29,839
Wesfarmers Ltd. PPS	8,432	197,040
Westfield Group	17,188	210,757
Westpac Banking Corp.	24,423	565,550
Woodside Petroleum Ltd.	4,165	191,534
Woolworths Ltd.	10,310	266,028
WorleyParsons Ltd.	1,431	37,505
		6,829,449

Austria - 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	1,462	65,315
OMV AG	1,258	50,736
Raiffeisen International Bank Holding AG	480	31,289
Telekom Austria AG	2,701	48,678
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	646	32,650
Vienna Insurance Group	349	19,911
Voestalpine AG	1,029	36,714
		285,293

Belgium - 1.0%
Anheuser-Busch InBev NV	6,051	276,217
Belgacom SA	1,276	49,689
Colruyt SA	126	29,602
Delhaize Group	843	58,502
Dexia SA*	4,435	40,873
Fortis NV:
Common Stock*	18,743	87,766
Rights (expires 7/4/2014) (b)*	14,430	-
Groupe Bruxelles Lambert SA	676	62,418
KBC Groep NV*	1,350	67,787
Mobistar SA	251	17,364
Nationale A Portefeuille	276	15,011
Solvay SA	497	51,583
UCB SA	846	35,691
Umicore SA	1,004	30,050
		822,553

Bermuda - 0.1%
Seadrill Ltd.*	2,344	48,914

Canada - 0.1%
Thomson Corp.*	1,487	49,919

China - 0.0%
Foxconn International Holdings Ltd.*	18,892	12,554

Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	4,675	35,562

Denmark - 0.9%
A P Moller - Maersk A/S:
Series A	4	26,723
Series B	9	61,896
Carlsberg A/S, Series B	897	64,950
Coloplast A/S, Series B	207	17,307
Danske Bank A/S*	3,810	99,757
DSV A/S*	1,754	31,260
H. Lundbeck A/S	495	10,261
Novo Nordisk A/S, Series B	3,754	234,938
Novozymes A/S, Series B	386	36,312
Topdanmark A/S*	125	18,888
TrygVesta A/S	217	16,587
Vestas Wind Systems A/S*	1,709	123,494
William Demant Holding A/S*	209	15,523
		757,896

Finland - 1.2%
Elisa Oyj	1,116	22,888
Fortum Oyj	3,726	95,494
Kesko Oyj, Series B	598	20,033
Kone OYJ	1,289	47,367
Metso Oyj	1,070	30,100
Neste Oil Oyj	1,075	19,846
Nokia Oyj	31,418	461,896
Nokian Renkaat Oyj	948	22,091
Orion Oyj, Series B	749	13,805
Outokumpu Oyj	1,039	19,546
Pohjola Bank plc	1,213	13,841
Rautaruukki Oyj	747	17,921
Sampo Oyj	3,524	88,719
Sanoma Oyj	675	14,900
Stora Enso Oyj, Series R*	4,880	33,980
UPM-Kymmene Oyj	4,362	52,324
Wartsila Oyj	737	29,519
		1,004,270

France - 10.2%
Accor SA	1,199	66,721
Aeroports de Paris	249	22,398
Air France-KLM*	1,206	21,911
Air Liquide SA	2,096	238,392
Alcatel-Lucent*	19,447	86,966
Alstom SA	1,695	123,654
Atos Origin SA*	380	19,178
AXA SA	13,145	355,740
BioMerieux	115	12,636
BNP Paribas:
Common Stock	7,017	560,459
Rights (expires 10/13/2009)*	7,017	15,192
Bouygues	1,872	95,161
Bureau Veritas SA	410	23,127
Cap Gemini SA	1,224	64,092
Carrefour SA	5,322	241,344
Casino Guichard-Perrachon SA	462	36,630
Christian Dior SA	533	52,630
Cie de Saint-Gobain	3,086	160,034
Cie Generale de Geophysique-Veritas*	1,261	29,413
Cie Generale d'Optique Essilor International SA	1,681	95,768
CNP Assurances SA	311	31,678
Compagnie Generale des Etablissements Michelin, Series B	1,216	95,363
Credit Agricole SA	7,471	156,065
Dassault Systemes SA	543	30,256
EDF Energies Nouvelles SA	1,987	117,837
Eiffage SA	339	21,592
Eramet	47	16,305
Eurazeo SA	251	16,398
Eutelsat Communications*	829	25,188
Fonciere Des Regions	195	22,703
France Telecom SA	15,356	408,949
GDF Suez	10,122	449,317
Gecina SA	167	19,910
Groupe Danone	4,613	277,888
Hermes International	442	65,208
Icade SA	175	18,739
Iliad SA	144	16,220
Imerys SA	284	16,292
Ipsen SA	211	11,553
JC Decaux SA*	556	12,037
Klepierre SA	797	31,601
Lafarge SA	1,675	149,834
Lagardere SCA	990	46,097
Legrand SA	881	24,500
L'Oreal SA	2,008	199,597
LVMH Moet Hennessy Louis Vuitton SA	2,055	206,613
M6-Metropole Television SA	540	14,195
Natixis*	7,319	44,111
Neopost SA	261	23,416
PagesJaunes Groupe	1,060	13,740
Pernod-Ricard SA	1,627	129,166
PPR SA	637	81,619
PSA Peugeot Citroen SA*	1,276	38,891
Publicis Groupe	986	39,535
Renault SA*	1,553	72,391
Safran SA	1,574	29,484
Sanofi-Aventis SA	8,829	647,713
Schneider Electric SA	1,945	197,062
SCOR SE	1,390	37,983
Societe BIC SA	223	15,854
Societe Des Autoroutes Paris-Rhin-Rhone	189	14,396
Societe Generale Groupe	3,897	313,540
Societe Television Francaise 1	984	17,288
Sodexo	790	47,312
Suez Environnement SA	2,259	51,584
Technip SA	871	55,616
Thales SA	750	37,193
Total SA	17,908	1,063,718
Unibail-Rodamco	684	142,034
Vallourec SA	451	76,399
Veolia Environnement	3,171	121,487
Vinci SA	3,546	200,540
Vivendi	9,821	303,783
		8,639,236

Germany - 7.9%
Adidas AG	1,623	85,875
Allianz SE	3,800	474,557
BASF SE	7,744	410,198
Bayer AG	6,412	444,133
Bayerische Motoren Werke AG:
Common	2,777	133,854
Preferred	437	14,530
Beiersdorf AG	739	43,382
Celesio AG	713	19,650
Commerzbank AG*	5,946	75,369
Daimler AG	7,565	380,742
Deutsche Bank AG	4,967	381,064
Deutsche Boerse AG	1,635	133,580
Deutsche Lufthansa AG	1,920	34,013
Deutsche Post AG	7,098	132,906
Deutsche Postbank AG*	734	25,952
Deutsche Telekom AG	23,783	324,600
E.ON AG	15,948	676,090
Fraport AG Frankfurt Airport Services Worldwide	307	16,325
Fresenius Medical Care AG & Co. KGaA	1,602	79,749
Fresenius SE:
Common	236	11,603
Preferred	675	39,487
GEA Group AG	1,310	27,327
Hamburger Hafen und Logistik AG	237	10,675
Hannover Rueckversicherung AG*	530	24,290
Henkel AG & Co. KGaA:
Common	1,089	39,555
Preferred	1,471	63,308
Hochtief AG	369	28,102
Infineon Technologies AG*	9,085	51,233
K+S AG	1,245	67,914
Linde AG	1,272	137,844
MAN AG	887	73,182
Merck KGAA	542	53,875
Metro AG	951	53,769
Muenchener Rueckversicherungs AG	1,731	276,085
Porsche Automobil Holding SE, Preferred	734	57,713
Puma AG Rudolf Dassler Sport	44	14,606
RWE AG:
Common	3,512	326,079
Preferred	342	28,152
Salzgitter AG	327	31,332
SAP AG	7,199	350,474
Siemens AG	6,902	638,912
SolarWorld AG	733	17,800
Suedzucker AG	602	12,197
ThyssenKrupp AG	2,805	96,551
TUI AG*	1,272	13,118
United Internet AG*	1,126	16,982
Volkswagen AG:
Common	743	122,091
Preferred	882	102,690
Wacker Chemie AG	140	21,830
		6,695,345

Greece - 0.6%
Alpha Bank AE*	3,007	55,425
Coca Cola Hellenic Bottling Co. SA	1,532	40,765
EFG Eurobank Ergasias SA*	2,709	42,601
Hellenic Petroleum SA	769	8,730
Hellenic Telecommunications Organization SA	2,056	33,986
Marfin Investment Group SA*	5,328	22,915
National Bank of Greece SA*	5,092	182,496
OPAP SA	1,873	48,277
Piraeus Bank SA*	2,541	47,096
Public Power Corp. SA*	973	21,649
Titan Cement Co. SA	484	16,709
		520,649

Hong Kong - 2.4%
ASM Pacific Technology Ltd.	1,812	12,848
Bank of East Asia Ltd.	12,359	44,652
BOC Hong Kong Holdings Ltd.	31,045	68,098
Cathay Pacific Airways Ltd.*	10,771	17,067
Cheung Kong Holdings Ltd.	11,659	148,031
Cheung Kong Infrastructure Holdings Ltd.	3,782	13,566
Chinese Estates Holdings Ltd.	6,434	11,158
CLP Holdings Ltd.	17,158	116,895
Esprit Holdings Ltd.	9,407	63,118
Genting Singapore plc:
Common*	32,342	25,710
Rights (expires 10/12/2009)*	6,468	1,446
Hang Lung Group Ltd.	6,716	33,536
Hang Lung Properties Ltd.	17,388	64,279
Hang Seng Bank Ltd.	6,415	92,375
Henderson Land Development Co. Ltd.	9,005	57,864
Hong Kong & China Gas Co. Ltd.	33,248	83,999
Hong Kong Aircraft Engineerg Co. Ltd.	558	6,660
Hong Kong Exchanges and Clearing Ltd.	8,574	155,437
HongKong Electric Holdings	11,638	63,971
Hopewell Highway Infrastructure Ltd.	434	266
Hopewell Holdings	5,159	16,209
Hutchison Whampoa Ltd.	17,884	128,879
Hysan Development Co. Ltd.	5,712	14,372
Kerry Properties Ltd.	6,245	33,763
Li & Fung Ltd.	19,238	78,937
Lifestyle International Holdings Ltd.	4,881	7,495
Link REIT	18,180	40,113
Mongolia Energy Co. Ltd.*	25,371	9,003
MTR Corp.	11,874	41,214
New World Development Ltd.	21,010	44,731
Noble Group Ltd.	11,460	19,928
NWS Holdings Ltd.	7,388	14,357
Orient Overseas International Ltd.	1,967	10,051
PCCW Ltd.	31,249	8,185
Shangri-La Asia Ltd.	11,781	22,194
Sino Land Co.	14,695	26,318
Sun Hung Kai Properties Ltd.	11,832	174,654
Swire Pacific Ltd.	6,457	76,067
Television Broadcasts Ltd.	2,388	10,353
Wharf Holdings Ltd.	11,551	61,332
Wheelock & Co. Ltd.	8,036	26,337
Wing Hang Bank Ltd.	1,612	15,912
Yue Yuen Industrial Holdings Ltd.	6,035	17,015
		1,978,395

Ireland - 0.4%
CRH plc	5,806	160,566
Elan Corp. plc*	4,174	29,925
Experian plc	8,603	72,481
Kerry Group plc	1,174	33,573
Ryanair Holdings plc*	3,203	15,978
		312,523

Italy - 3.6%
A2A SpA	9,199	18,072
ACEA SpA	625	8,178
Alleanza Assicurazioni SpA	3,551	32,025
Assicurazioni Generali SpA	8,872	243,086
Atlantia SpA	2,160	52,357
Autogrill SpA*	853	10,307
Banca Carige SpA	5,423	16,183
Banca Monte dei Paschi di Siena SpA	18,433	39,422
Banca Popolare di Milano Scarl	3,307	25,156
Banco Popolare SC*	5,373	51,522
Enel SpA	55,223	350,396
ENI SpA	21,842	545,733
Exor SpA	605	11,196
Fiat SpA*	6,414	82,474
Finmeccanica SpA	3,395	59,994
Fondiaria-Sai SpA	522	10,973
Intesa Sanpaolo SpA*	64,617	285,702
Intesa Sanpaolo SpA-RSP	7,823	27,780
Italcementi SpA	594	9,141
Lottomatica SpA	383	8,578
Luxottica Group SpA*	972	25,167
Mediaset SpA	5,946	41,577
Mediobanca SpA:
Common	3,972	54,270
Rights (expires 03/18/2011)*	3,783	269
Mediolanum SpA	1,837	12,778
Parmalat SpA	14,285	39,474
Pirelli & C. SpA*	21,952	11,753
Prysmian SpA	905	16,972
Saipem SpA	2,221	66,864
Saras SpA	2,393	9,233
Snam Rete Gas SpA	12,583	61,204
Telecom Italia SpA	50,557	62,124
Telecom Italia SpA-RSP	84,195	147,674
Terna Rete Elettrica Nazionale SpA	10,911	42,536
UniCredit SpA*	119,477	466,654
Unione di Banche Italiane SCPA:
Common	4,825	74,041
Rights (expires 6/30/2011)*	5,007	596
Unipol Gruppo Finanziario SpA*	7,280	11,044
		3,032,505

Japan - 21.1%
77 Bank Ltd.	2,894	16,555
ABC-Mart, Inc.	210	6,558
Acom Co. Ltd.	350	5,404
Advantest Corp.	1,339	37,251
Aeon Co. Ltd.	5,372	51,556
Aeon Credit Service Co. Ltd.	694	7,009
Aeon Mall Co. Ltd.	740	15,452
Aioi Insurance Co. Ltd.	4,371	22,367
Aisin Seiki Co. Ltd.	1,606	39,296
Ajinomoto Co., Inc.	5,579	56,036
Alfresa Holdings Corp.	248	10,141
All Nippon Airways Co. Ltd.	6,886	19,849
Amada Co. Ltd.	2,874	19,394
Aozora Bank Ltd.*	6,756	9,813
Asahi Breweries Ltd.	3,245	59,531
Asahi Glass Co. Ltd.	8,462	68,543
Asahi Kasei Corp.	10,590	54,071
Asics Corp.	1,480	13,807
Astellas Pharma, Inc.	3,805	156,868
Bank of Kyoto Ltd.	2,610	24,057
Bank of Yokohama Ltd.	10,277	50,521
Benesse Corp.	624	30,675
Bridgestone Corp.	5,116	92,083
Brother Industries Ltd.	1,862	22,384
Canon Marketing Japan, Inc.	570	10,119
Canon, Inc.	8,951	363,020
Casio Computer Co. Ltd.	2,134	17,477
Central Japan Railway Co.	12	86,476
Chiba Bank Ltd.	6,386	39,669
Chubu Electric Power Co., Inc.	5,555	135,299
Chugai Pharmaceutical Co. Ltd.	1,878	38,964
Chugoku Bank Ltd.	1,467	18,636
Chugoku Electric Power Co., Inc.	2,334	51,476
Chuo Mitsui Trust Holdings, Inc.	8,254	30,709
Citizen Holdings Co. Ltd.	2,633	14,856
Coca-Cola West Co. Ltd.	466	9,148
Cosmo Oil Co. Ltd.	5,429	15,164
Credit Saison Co. Ltd.	1,351	15,940
Dai Nippon Printing Co. Ltd.	4,701	64,917
Daicel Chemical Industries Ltd.	2,296	13,903
Daido Steel Co. Ltd.	2,623	9,554
Daihatsu Motor Co. Ltd.	1,752	17,950
Daiichi Sankyo Co. Ltd.	5,650	116,971
Daikin Industries Ltd.	1,967	70,984
Dainippon Sumitomo Pharma Co. Ltd.	1,345	14,712
Daito Trust Construction Co. Ltd.	657	28,774
Daiwa House Industry Co. Ltd.	4,278	44,928
Daiwa Securities Group, Inc.	13,607	70,388
Dena Co. Ltd.	2	5,542
Denki Kagaku Kogyo K K	4,031	16,664
Denso Corp.	4,079	120,312
Dentsu, Inc.	1,400	32,691
DIC Corp.	4,988	7,133
DOWA HOLDINGS Co. Ltd.	2,166	13,165
East Japan Railway Co.	2,852	205,842
Eisai Co. Ltd.	2,114	79,832
Electric Power Development Co. Ltd.	1,117	35,505
Elpida Memory, Inc.*	1,067	14,031
FamilyMart Co. Ltd.	491	15,854
Fanuc Ltd.	1,607	144,532
Fast Retailing Co. Ltd.	400	50,768
Fuji Electric Holdings Co. Ltd.*	5,068	9,399
Fuji Heavy Industries Ltd.*	5,254	20,486
Fuji Media Holdings, Inc.	3	4,927
FUJIFILM Holdings Corp.	4,101	123,252
Fujitsu Ltd.	15,629	102,500
Fukuoka Financial Group, Inc.	6,491	27,050
Furukawa Electric Co. Ltd.	5,635	22,979
GS Yuasa Corp.	3,077	28,190
Gunma Bank Ltd.	3,321	18,329
Hachijuni Bank Ltd.	3,374	18,848
Hakuhodo DY Holdings, Inc.	195	10,654
Hankyu Hanshin Holdings, Inc.	9,599	46,116
Hikari Tsushin, Inc.	220	4,820
Hino Motors Ltd.*	2,169	8,264
Hirose Electric Co. Ltd.	251	28,380
Hiroshima Bank Ltd.	4,196	17,392
Hisamitsu Pharmaceutical Co., Inc.	558	22,693
Hitachi Chemical Co. Ltd.	874	17,909
Hitachi Construction Machinery Co. Ltd.	950	20,453
Hitachi High-Technologies Corp.	577	12,100
Hitachi Ltd.*	28,257	87,134
Hitachi Metals Ltd.	1,480	15,196
Hokkaido Electric Power Co., Inc.	1,535	32,036
Hokuhoku Financial Group, Inc.	10,507	24,652
Hokuriku Electric Power Co.	1,571	40,107
Honda Motor Co. Ltd.	13,854	427,979
HOYA Corp.	3,467	82,119
Ibiden Co. Ltd.	1,075	40,115
Idemitsu Kosan Co. Ltd.	198	16,392
IHI Corp.*	11,077	22,524
INPEX Corp.	6	51,349
Isetan Mitsukoshi Holdings Ltd.	2,928	33,727
Isuzu Motors Ltd.*	9,965	21,154
Ito En Ltd.	535	9,934
ITOCHU Corp.	12,631	83,967
Itochu Techno-Solutions Corp.	249	7,692
Iyo Bank Ltd.	2,037	18,434
J Front Retailing Co. Ltd.	4,048	24,468
JAFCO Co. Ltd.	289	8,863
Japan Airlines Corp.*	8,184	12,069
Japan Petroleum Exploration Co.	239	12,230
Japan Prime Realty Investment Corp.	4	9,751
Japan Real Estate Investment Corp.	3	24,602
Japan Retail Fund Investment Corp.	2	10,882
Japan Steel Works Ltd.	2,917	33,633
Japan Tobacco, Inc.	37	127,322
JFE Holdings, Inc.	4,123	141,879
JGC Corp.	1,738	35,651
Joyo Bank Ltd.	5,518	27,188
JS Group Corp.	2,101	36,971
JSR Corp.	1,502	30,877
JTEKT Corp.	1,617	18,897
Jupiter Telecommunications Co. Ltd.	20	19,396
Kajima Corp.	7,519	19,321
Kamigumi Co. Ltd.	2,186	17,902
Kaneka Corp.	2,495	17,980
Kansai Electric Power Co., Inc.	6,407	155,334
Kansai Paint Co. Ltd.	1,829	14,304
Kao Corp.	4,531	112,383
Kawasaki Heavy Industries Ltd.	12,469	31,763
Kawasaki Kisen Kaisha Ltd.*	5,398	20,083
KDDI Corp.	24	135,679
Keihin Electric Express Railway Co. Ltd.	3,701	31,467
Keio Corp.	4,853	33,237
Keisei Electric Railway Co. Ltd.	2,314	15,409
Keyence Corp.	347	74,359
Kikkoman Corp.	1,412	17,637
Kinden Corp.	1,116	9,364
Kintetsu Corp.	13,637	52,869
Kirin Holdings Co. Ltd.	7,020	107,922
Kobe Steel Ltd.*	20,907	36,673
Komatsu Ltd.	7,960	149,586
Konami Corp.	782	15,989
Konica Minolta Holdings, Inc.	4,014	38,165
Kubota Corp.	9,170	76,532
Kuraray Co. Ltd.	2,890	31,643
Kurita Water Industries Ltd.	947	34,069
Kyocera Corp.	1,364	126,944
kyowa Hakko Kirin Co. Ltd.	2,176	27,642
Kyushu Electric Power Co., Inc.	3,182	72,346
Lawson, Inc.	543	25,298
Leopalace21 Corp.*	1,167	9,401
Mabuchi Motor Co. Ltd.	239	12,203
Makita Corp.	939	29,900
Marubeni Corp.	13,851	70,102
Marui Group Co. Ltd.	1,871	13,441
Maruichi Steel Tube Ltd.	315	6,317
Matsui Securities Co. Ltd.	1,016	8,309
Mazda Motor Corp.*	8,198	18,410
McDonald's Holdings Company (Japan), Ltd.	557	11,171
Mediceo Paltac Holdings Co. Ltd.	1,230	17,357
MEIJI Holdings Co. Ltd.*	576	24,648
Minebea Co. Ltd.	3,209	14,771
Mitsubishi Chemical Holdings Corp.	10,109	42,128
Mitsubishi Corp.	11,383	230,954
Mitsubishi Electric Corp.*	16,212	123,168
Mitsubishi Estate Co. Ltd.	9,915	156,416
Mitsubishi Gas Chemical Co., Inc.	3,508	19,126
Mitsubishi Heavy Industries Ltd.	25,473	96,764
Mitsubishi Logistics Corp.	959	11,647
Mitsubishi Materials Corp.*	9,120	25,270
Mitsubishi Motors Corp.*	30,199	49,935
Mitsubishi Rayon Co. Ltd.	4,278	14,721
Mitsubishi Tanabe Pharma Corp.	1,884	25,196
Mitsubishi UFJ Financial Group, Inc.	78,180	421,013
Mitsubishi UFJ Lease & Finance Co. Ltd.	514	15,563
Mitsui & Co. Ltd.*	14,545	190,781
Mitsui Chemicals, Inc.	5,374	19,213
Mitsui Engineering & Shipbuilding Co. Ltd.	6,713	17,475
Mitsui Fudosan Co. Ltd.	7,025	119,222
Mitsui Mining & Smelting Co. Ltd.*	4,806	12,350
Mitsui OSK Lines Ltd.	9,614	57,144
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,534	97,725
Mitsumi Electric Co. Ltd.	753	16,304
Mizuho Financial Group, Inc.	105,585	209,979
Mizuho Trust & Banking Co. Ltd.*	13,678	14,518
Murata Manufacturing Co. Ltd.	1,795	85,433
Namco Bandai Holdings, Inc.	1,677	17,219
NEC Corp.*	16,177	50,968
NGK Insulators Ltd.	2,124	49,359
NGK Spark Plug Co. Ltd.*	1,348	17,259
NHK Spring Co. Ltd.	1,330	11,011
Nidec Corp.	912	74,281
Nikon Corp.	2,690	49,349
Nintendo Co. Ltd.	831	213,541
Nippon Building Fund, Inc.	4	35,797
Nippon Electric Glass Co. Ltd.	2,922	26,737
Nippon Express Co. Ltd.	7,129	29,072
Nippon Meat Packers, Inc.	1,533	19,765
Nippon Mining Holdings, Inc.	7,399	36,538
Nippon Oil Corp.	10,443	58,804
Nippon Paper Group, Inc.	801	23,178
Nippon Sheet Glass Co. Ltd.	5,610	18,803
Nippon Steel Corp.	42,831	156,958
Nippon Telegraph & Telephone Corp.	4,358	202,550
Nippon Yusen Kabushiki Kaisha	9,288	36,008
Nipponkoa Insurance Co. Ltd.	5,481	34,415
Nishi-Nippon City Bank Ltd.	5,681	14,408
Nissan Chemical Industries Ltd.	1,232	17,811
Nissan Motor Co. Ltd.*	20,859	141,460
Nissay Dowa General Insurance Co. Ltd.	1,472	7,549
Nisshin Seifun Group, Inc.	1,582	22,200
Nisshin Steel Co. Ltd.	6,421	11,478
Nisshinbo Holdings, Inc.	1,156	12,334
Nissin Foods Holdings Co. Ltd.	588	22,665
Nitori Co. Ltd.	312	26,667
Nitto Denko Corp.	1,384	42,523
NOK Corp.	944	14,112
Nomura Holdings, Inc.	21,209	131,038
Nomura Real Estate Holdings, Inc.	777	12,666
Nomura Real Estate Office Fund, Inc.	2	13,340
Nomura Research Institute Ltd.	849	20,252
NSK Ltd.	4,148	25,813
NTN Corp.	3,354	13,940
NTT Data Corp.	10	32,132
NTT DoCoMo, Inc.	129	206,677
NTT Urban Development Corp.	10	9,206
Obayashi Corp.	5,748	25,238
Obic Co. Ltd.	58	9,843
Odakyu Electric Railway Co. Ltd.	5,255	47,556
OJI Paper Co. Ltd.	7,143	32,321
Olympus Corp.*	1,820	48,395
Omron Corp.	1,705	32,269
Ono Pharmaceutical Co. Ltd.	709	36,993
Onward Holdings Co. Ltd.	1,015	7,575
Oracle Corp. Japan	319	14,256
Oriental Land Co. Ltd.	419	29,586
ORIX Corp.	878	53,756
Osaka Gas Co. Ltd.	16,297	57,355
OSAKA Titanium Technologies Co.	154	4,422
Otsuka Corp.	132	7,920
Panasonic Corp.	16,464	243,359
Panasonic Electric Works Co. Ltd.	3,150	37,763
Promise Co. Ltd.*	656	3,591
Rakuten, Inc.	60	40,087
Resona Holdings, Inc.	4,077	52,611
Ricoh Co. Ltd.	5,624	82,188
Rinnai Corp.	318	15,064
Rohm Co. Ltd.	822	57,675
Sankyo Co. Ltd.	450	28,255
Santen Pharmaceutical Co. Ltd.	619	22,822
SANYO Electric Co. Ltd.*	14,137	33,643
Sapporo Hokuyo Holdings, Inc.*	2,513	8,956
Sapporo Holdings Ltd.	2,386	12,209
SBI Holdings, Inc.	140	27,779
Secom Co. Ltd.	1,761	88,931
Sega Sammy Holdings, Inc.	1,544	20,149
Seiko Epson Corp.	1,161	17,460
Sekisui Chemical Co. Ltd.	3,621	21,118
Sekisui House Ltd.	4,259	38,543
Seven & I Holdings Co. Ltd.	6,464	155,272
Seven Bank Ltd.	4	9,921
Sharp Corp.	8,386	93,506
Shikoku Electric Power Co., Inc.	1,498	45,858
Shimadzu Corp.	2,111	15,330
Shimamura Co. Ltd.	184	18,111
Shimano, Inc.	563	24,406
Shimizu Corp.	5,273	20,796
Shin-Etsu Chemical Co. Ltd.	3,443	212,339
Shinko Electric Industries Co. Ltd.	567	10,129
Shinko Securities Co. Ltd.	4,764	17,405
Shinsei Bank Ltd.*	8,301	12,799
Shionogi & Co. Ltd.	2,504	59,449
Shiseido Co. Ltd.	2,923	51,109
Shizuoka Bank Ltd.	5,064	53,636
Showa Denko KK	9,948	20,339
Showa Shell Sekiyu KK	1,580	17,317
SMC Corp.	452	55,752
Softbank Corp.	6,348	139,932
Sojitz Corp.	10,988	20,993
Sompo Japan Insurance, Inc.	7,458	50,328
Sony Corp.	8,427	249,971
Sony Financial Holdings, Inc.	7	20,170
SQUARE ENIX HOLDINGS Co. Ltd.	532	14,443
Stanley Electric Co. Ltd.	1,184	24,076
Sumco Corp.	973	22,177
Sumitomo Chemical Co. Ltd.	13,194	55,132
Sumitomo Corp.	9,442	97,579
Sumitomo Electric Industries Ltd.	6,327	82,989
Sumitomo Heavy Industries Ltd.*	4,827	23,621
Sumitomo Metal Industries Ltd.	28,224	69,689
Sumitomo Metal Mining Co. Ltd.*	4,391	72,312
Sumitomo Mitsui Financial Group, Inc.	7,616	266,332
Sumitomo Realty & Development Co. Ltd.	3,195	58,649
Sumitomo Rubber Industries, Inc.	1,585	14,999
Sumitomo Trust & Banking Co. Ltd.	11,945	63,659
Suruga Bank Ltd.	1,778	16,865
Suzuken Co. Ltd.	591	20,469
Suzuki Motor Corp.	2,961	69,307
T&D Holdings, Inc.	1,953	53,023
Taiheiyo Cement Corp.*	7,631	10,231
Taisei Corp.	8,507	16,918
Taisho Pharmaceutical Co. Ltd.	1,075	21,799
Taiyo Nippon Sanso Corp.	2,367	28,270
Takashimaya Co. Ltd.	2,497	20,031
Takeda Pharmaceutical Co. Ltd.	6,293	262,955
TDK Corp.	978	56,710
Teijin Ltd.	7,848	24,551
Terumo Corp.	1,415	78,097
THK Co. Ltd.	1,084	21,291
Tobu Railway Co. Ltd.	6,843	41,897
Toho Co. Ltd.	951	16,161
Toho Gas Co. Ltd.	3,757	17,210
Tohoku Electric Power Co., Inc.	3,586	80,130
Tokio Marine Holdings, Inc.	6,074	176,442
Tokuyama Corp.	2,429	17,857
Tokyo Broadcasting System Holdings, Inc.	319	5,442
Tokyo Electric Power Co., Inc.	10,215	268,771
Tokyo Electron Ltd.	1,439	92,123
Tokyo Gas Co. Ltd.	19,379	80,759
Tokyo Steel Manufacturing Co. Ltd.	950	11,675
Tokyo Tatemono Co. Ltd.	2,513	12,326
Tokyu Corp.	9,540	45,832
Tokyu Land Corp.	3,966	15,907
TonenGeneral Sekiyu KK	2,370	23,222
Toppan Printing Co. Ltd.	4,694	44,577
Toray Industries, Inc.	11,170	67,890
Toshiba Corp.*	32,953	173,408
Tosoh Corp.	4,570	11,590
TOTO Ltd.	2,182	13,701
Toyo Seikan Kaisha Ltd.	1,271	24,524
Toyo Suisan Kaisha Ltd.	744	20,199
Toyoda Gosei Co. Ltd.	545	15,984
Toyota Boshoku Corp.	551	10,902
Toyota Industries Corp.	1,503	41,393
Toyota Motor Corp.	23,141	923,003
Toyota Tsusho Corp.	1,782	26,957
Trend Micro, Inc.	882	33,012
Tsumura & Co.	504	18,244
Ube Industries Ltd.	8,466	22,323
Unicharm Corp.	347	33,031
UNY Co. Ltd.	1,624	12,193
Ushio, Inc.	937	16,384
USS Co. Ltd.	192	11,476
West Japan Railway Co.	14	53,181
Yahoo! Japan Corp.	121	41,232
Yakult Honsha Co. Ltd.	811	21,701
Yamada Denki Co. Ltd.	728	49,452
Yamaguchi Financial Group, Inc.	1,774	18,453
Yamaha Corp.	1,323	15,698
Yamaha Motor Co. Ltd.	1,802	22,287
Yamato Holdings Co. Ltd.	3,261	53,740
Yamato Kogyo Co. Ltd.	405	11,448
Yamazaki Baking Co. Ltd.	1,016	13,803
Yaskawa Electric Corp.	2,011	14,559
Yokogawa Electric Corp.	1,915	17,009
		17,814,753

Jersey - 0.1%
Randgold Resources Ltd.	686	48,037

Luxembourg - 0.5%
ArcelorMittal	7,202	269,181
Millicom International Cellular SA*	634	46,248
SES SA (FDR)	2,374	53,828
Tenaris SA	3,961	70,575
		439,832

Mexico - 0.0%
Fresnillo plc	1,504	18,580

Netherlands - 4.4%
Aegon NV*	13,108	111,234
Akzo Nobel NV	1,943	120,330
ASML Holding NV	3,618	106,381
Corio NV	448	30,887
European Aeronautic Defence and Space Co. NV	3,417	76,703
Fugro NV (CVA)	566	32,676
Heineken Holding NV	925	37,719
Heineken NV	2,055	94,709
ING Groep NV (CVA)*	16,443	293,455
James Hardie Industries NV*	3,626	25,142
Koninklijke Ahold NV	9,999	120,234
Koninklijke Boskalis Westminster NV	499	17,037
Koninklijke DSM NV	1,293	54,001
Koninklijke KPN NV	14,382	238,474
Koninklijke Philips Electronics NV	8,158	198,581
QIAGEN NV*	1,663	35,274
Randstad Holding NV*	853	36,829
Reed Elsevier NV	6,071	68,472
Royal Dutch Shell plc:
Series A	29,746	848,938
Series B	22,616	628,260
SBM Offshore NV	1,257	26,718
TNT NV	3,095	83,035
Unilever NV (CVA)	13,666	393,729
Wolters Kluwer NV	2,333	49,810
		3,728,628

New Zealand - 0.1%
Auckland International Airport Ltd.	7,195	9,676
Contact Energy Ltd.*	2,519	10,491
Fletcher Building Ltd.	5,071	30,616
Sky City Entertainment Group Ltd.	4,825	11,338
Telecom Corp. of New Zealand Ltd.	15,511	29,833
		91,954

Norway - 0.6%
DnB NOR ASA*	6,149	71,180
Norsk Hydro ASA*	5,758	38,298
Orkla ASA	6,474	60,995
Renewable Energy Corp. ASA*	2,788	24,458
StatoilHydro ASA	9,422	211,776
Telenor ASA*	7,048	81,586
Yara International ASA	1,590	50,017
		538,310

Portugal - 0.3%
Banco Comercial Portugues SA	19,693	29,125
Banco Espirito Santo SA	4,404	31,246
Brisa Auto-Estradas de Portugal SA	1,510	14,866
Cimpor Cimentos de Portugal SGPS SA	1,973	16,293
Energias de Portugal SA	15,338	70,228
Galp Energia SGPS SA	1,293	22,357
Jeronimo Martins SGPS SA	1,847	16,171
Portugal Telecom SGPS SA	4,888	51,733
		252,019

Singapore - 1.3%
Ascendas Real Estate Investment Trust	11,343	15,538
CapitaLand Ltd.	21,370	56,424
CapitaMall Trust	19,574	25,702
City Developments Ltd.	4,195	30,728
ComfortDelgro Corp. Ltd.	15,748	17,996
Cosco Corp. Singapore Ltd.	9,136	7,781
DBS Group Holdings Ltd.	14,356	135,317
Fraser and Neave Ltd.	8,157	22,985
Golden Agri-Resources Ltd.*	56,011	17,095
Jardine Cycle & Carriage Ltd.	1,044	18,007
Keppel Corp. Ltd.	10,692	61,470
Neptune Orient Lines Ltd./Singapore	7,580	9,577
Olam International Ltd.	10,581	18,775
Oversea-Chinese Banking Corp. Ltd.	20,984	116,917
SembCorp Industries Ltd.	8,237	19,819
SembCorp Marine Ltd.	7,323	16,529
Singapore Airlines Ltd.	4,479	43,808
Singapore Airport Terminal Services Ltd.	3,506	5,624
Singapore Exchange Ltd.	7,175	42,880
Singapore Press Holdings Ltd.	13,366	36,619
Singapore Technologies Engineering Ltd.	11,338	22,130
Singapore Telecommunications Ltd.	66,811	154,117
StarHub Ltd.	5,029	7,746
United Overseas Bank Ltd.	10,228	121,815
UOL Group Ltd.	4,818	11,764
Wilmar International Ltd.	10,714	48,060
		1,085,223

Spain - 4.7%
Abertis Infraestructuras SA	2,362	53,591
Acciona SA	213	28,978
Acerinox SA	1,173	25,207
ACS Actividades de Construccion y Servicios SA	1,202	62,667
Banco Bilbao Vizcaya Argentaria SA	29,871	530,042
Banco de Sabadell SA	7,550	55,830
Banco de Valencia SA	1,787	16,756
Banco Popular Espanol SA	6,220	62,328
Banco Santander SA	68,422	1,101,002
Bankinter SA	2,383	30,067
Cintra Concesiones de Infraestructuras de Transporte SA	1,669	19,422
Criteria Caixacorp SA	7,053	36,214
EDP Renovaveis SA*	1,829	20,107
Enagas SA	1,502	31,376
Fomento de Construcciones y Contratas SA	320	14,980
Gamesa Corp. Tecnologica SA	1,530	34,266
Gas Natural SDG SA	1,878	41,483
Gestevision Telecinco SA	827	10,428
Grifols SA	1,138	21,666
Grupo Ferrovial SA	502	24,006
Iberdrola Renovables SA	7,087	34,834
Iberdrola SA	30,845	302,540
Iberia Lineas Aereas de Espana SA*	4,399	13,681
Inditex SA	1,830	104,966
Indra Sistemas SA	826	20,590
Mapfre SA	6,005	26,854
Red Electrica de Espana SA	907	46,398
Repsol YPF SA	6,145	167,110
Sacyr Vallehermoso SA	837	15,838
Telefonica SA	35,525	979,852
Zardoya Otis SA	1,180	25,599
		3,958,678

Sweden - 2.4%
Alfa Laval AB	2,881	33,774
Assa Abloy AB	2,618	42,509
Atlas Copco AB:
Series A	5,633	72,493
Series B	3,273	37,290
Electrolux AB, Series B*	2,009	45,922
Getinge AB, Series B	1,679	28,153
Hennes & Mauritz AB	4,289	240,641
Holmen AB, Series B	443	12,189
Husqvarna AB, Series B*	3,417	23,701
Investor AB, Series B	3,821	69,681
Loomis AB, Series B	521	5,115
Lundin Petroleum AB*	1,967	15,927
Nordea Bank AB	27,098	272,619
OMX AB (b)*	588	-
Sandvik AB	8,459	93,345
Scania AB, Series B	2,684	33,272
Securitas AB, Series B	2,627	25,337
Skandinaviska Enskilda Banken AB*	12,743	85,832
Skanska AB, Series B	3,347	49,070
SKF AB, Series B	3,256	51,095
SSAB AB	697	9,839
SSAB Svenskt Stal AB	1,514	23,433
Svenska Cellulosa AB, Series B	4,764	64,519
Svenska Handelsbanken AB	4,105	104,716
Swedbank AB:
Common*	2,810	26,780
Rights*	2,810	5,537
Swedish Match AB	2,105	42,234
Tele2 AB, Series B	2,558	33,910
Telefonaktiebolaget LM Ericsson, Series B	25,039	251,187
TeliaSonera AB	18,836	123,633
Volvo AB:
Series A	3,695	33,096
Series B	9,128	84,376
		2,041,225

Switzerland - 7.9%
ABB Ltd.*	18,513	371,098
Actelion Ltd.*	839	52,031
Adecco SA	1,032	54,800
Aryzta AG*	681	27,564
Baloise Holding AG	419	39,976
BKW FMB Energie AG	110	9,530
Compagnie Financiere Richemont SA	4,379	123,565
Credit Suisse Group AG	9,441	523,160
Geberit AG	342	52,471
Givaudan SA	64	47,924
Holcim Ltd.*	2,058	141,015
Julius Baer Holding AG	1,770	88,274
Kuehne + Nagel International AG	453	39,312
Lindt & Spruengli AG	7	16,973
Logitech International SA*	1,527	27,798
Lonza Group AG	380	41,382
Nestle SA	30,525	1,299,074
Nobel Biocare Holding AG	1,042	34,444
Novartis AG	17,743	886,594
Pargesa Holding SA	226	19,493
Roche Holding AG	5,894	951,424
Schindler Holding AG:
Participation Certificates	407	27,868
Registered Shares	180	12,663
SGS SA	39	52,431
Sonova Holding AG	388	39,075
STMicroelectronics NV	5,727	53,944
Straumann Holding AG	65	16,804
Swatch Group AG:
Bearer Shares	258	60,693
Registered Shares	364	16,522
Swiss Life Holding AG*	263	31,074
Swiss Reinsurance	2,897	130,604
Swisscom AG	201	71,817
Syngenta AG	813	186,552
UBS AG*	29,850	545,709
Xstrata plc*	15,994	236,101
Zurich Financial Services AG	1,232	292,669
		6,622,428

United Kingdom - 18.3%
3i Group plc	8,083	37,329
Admiral Group plc	1,629	30,160
AMEC plc	2,892	34,940
Anglo American plc*	11,044	352,215
Antofagasta plc	3,308	40,204
Associated British Foods plc	2,988	40,498
AstraZeneca plc	12,146	544,986
Autonomy Corp. plc*	1,802	46,973
Aviva plc	22,978	164,764
BAE Systems plc	29,648	165,670
Balfour Beatty plc	4,244	21,868
Barclays plc*	92,570	548,083
Berkeley Group Holdings plc*	1,042	14,773
BG Group plc	28,187	490,289
BHP Billiton plc	18,516	506,068
BP plc	157,203	1,391,106
British Airways plc*	5,002	17,649
British American Tobacco plc	16,748	526,087
British Land Co. plc	7,149	54,362
British Sky Broadcasting Group plc	9,558	87,409
BT Group plc	64,976	135,167
Bunzl plc	2,745	27,871
Burberry Group plc	3,791	30,544
Cable & Wireless plc	21,296	48,902
Cadbury plc	11,458	147,231
Cairn Energy plc*	1,155	51,510
Capita Group plc	5,218	60,328
Carnival plc	1,360	46,398
Carphone Warehouse Group plc	3,841	11,752
Centrica plc	42,934	172,857
Cobham plc	9,589	33,589
Compass Group plc	15,497	94,804
Diageo plc	20,970	322,139
Drax Group plc	3,003	22,657
Eurasian Natural Resources Corp.	2,160	30,296
F&C Asset Management plc	2,040	2,530
FirstGroup plc	4,243	28,089
Friends Provident Group plc	20,401	27,161
G4S plc	10,633	37,535
GlaxoSmithKline plc	43,528	856,390
Hammerson plc	5,836	36,823
Home Retail Group plc	7,361	32,027
HSBC Holdings plc	145,263	1,664,341
ICAP plc	4,533	30,661
Imperial Tobacco Group plc	8,527	246,700
Intercontinental Hotels Group plc	2,157	28,044
International Power plc	12,764	59,028
Invensys plc	7,010	32,654
Investec plc	3,540	25,944
J Sainsbury plc	9,974	51,871
Johnson Matthey plc	1,801	40,002
Kazakhmys plc	1,795	30,849
Kingfisher plc	19,806	67,476
Ladbrokes plc	5,391	16,166
Land Securities Group plc	6,342	63,428
Legal & General Group plc	49,177	69,092
Liberty International plc	3,797	29,165
Lloyds TSB Group plc*	136,732	226,894
London Stock Exchange Group plc	1,304	17,862
Lonmin plc*	1,294	34,663
Man Group plc	14,330	75,947
Marks & Spencer Group plc	13,242	76,728
National Grid plc	20,410	197,267
Next plc	1,653	47,401
Old Mutual plc	44,269	70,839
Pearson plc	6,794	83,821
Petrofac Ltd.	1,738	27,464
Prudential plc	21,173	203,794
Reckitt Benckiser Group plc	5,083	248,732
Reed Elsevier plc	10,169	76,204
Rexam plc	7,355	30,718
Rio Tinto plc	11,500	491,065
Rolls-Royce Group plc*	15,543	117,097
Royal Bank of Scotland Group plc*	141,866	120,204
RSA Insurance Group plc	27,964	59,873
SABMiller plc	7,921	191,268
Sage Group plc	10,997	41,072
Schroders plc	1,077	18,837
Scottish & Southern Energy plc	7,722	144,945
Segro plc	6,160	36,227
Serco Group plc	4,088	33,035
Severn Trent plc	2,071	32,163
Shire plc	4,700	81,527
Smith & Nephew plc	7,417	66,524
Smiths Group plc	3,263	46,393
Standard Chartered plc	16,863	416,096
Standard Life plc	18,566	65,063
Tesco plc	66,276	423,795
Thomas Cook Group plc	3,834	14,252
Tomkins plc	7,691	23,211
TUI Travel plc	4,994	20,346
Tullow Oil plc	6,724	121,370
Unilever plc	10,767	306,338
United Utilities Group plc	5,717	41,771
Vedanta Resources plc	1,159	35,275
Vodafone Group plc	440,349	987,914
Whitbread plc	1,463	28,468
William Morrison Supermarkets plc	17,650	78,319
Wolseley plc*	2,381	57,418
WPP plc	10,511	90,322
		15,435,976

United States - 0.1%
Synthes, Inc.	498	59,943

Total Equity Securities (Cost $87,147,020)		83,160,649

EXCHANGE TRADED FUNDS - 1.2%
iShares MSCI EAFE Index Fund	18,565	1,015,505

Total Exchange Traded Funds (Cost $985,889)		1,015,505

TIME DEPOSIT - 0.8%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 10/1/09	$683,716	683,716

Total Time Deposit (Cost $683,716)		683,716

TOTAL INVESTMENTS (Cost $88,816,625) - 100.6%		84,859,870
Other assets and liabilities, net - (0.6%)		(524,541)
NET ASSETS - 100%		$84,335,329

(b) This security was valued by the Board of Directors.

* Non-income producing security.

Abbreviations: CVA: Certificaten Van Aandelen FDR: Fiduciary Depositary Receipt REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT NASDAQ-100 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 97.3%			SHARES	VALUE
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.			2,534	$146,338
Expeditors International of Washington, Inc.			3,115	109,492
				255,830

Airlines - 0.2%
Ryanair Holdings plc (ADR)*			1,753	50,907

Beverages - 0.2%
Hansen Natural Corp.*			1,348	49,526

Biotechnology - 8.9%
Amgen, Inc.*			7,112	428,356
Biogen Idec, Inc.*			4,727	238,808
Celgene Corp.*			6,863	383,642
Cephalon, Inc.*			1,083	63,074
Genzyme Corp.*			5,124	290,684
Gilead Sciences, Inc.*			13,417	624,964
Vertex Pharmaceuticals, Inc.*			2,831	107,295
				2,136,823

Chemicals - 0.4%
Sigma-Aldrich Corp.			1,768	95,437

Commercial Services & Supplies - 0.6%
Cintas Corp.			2,763	83,747
Stericycle, Inc.*			1,345	65,165
				148,912

Communications Equipment - 11.7%
Cisco Systems, Inc.*			31,066	731,294
Juniper Networks, Inc.*			5,191	140,261
QUALCOMM, Inc.			30,027	1,350,614
Research In Motion Ltd.*			8,533	576,404
				2,798,573

Computers & Peripherals - 16.5%
Apple, Inc.*			18,764	3,478,283
Dell, Inc.*			10,781	164,518
Logitech International SA*			2,691	49,460
NetApp, Inc.*			5,169	137,909
Seagate Technology LLC			7,394	112,463
				3,942,633

Construction & Engineering - 0.3%
Foster Wheeler AG*			1,990	63,501

Diversified Consumer Services - 0.7%
Apollo Group, Inc.*			2,331	171,725

Electrical Equipment - 0.7%
First Solar, Inc.*			1,115	170,439

Electronic Equipment & Instruments - 0.7%
Flextronics International Ltd.*			13,559	101,150
FLIR Systems, Inc.*			2,347	65,646
				166,796

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.			3,438	194,109

Health Care Equipment & Supplies - 1.2%
DENTSPLY International, Inc.			2,150	74,261
Hologic, Inc.*			4,064	66,406
Intuitive Surgical, Inc.*			570	149,482
				290,149

Health Care Providers & Services - 1.7%
Express Scripts, Inc.*			3,630	281,615
Henry Schein, Inc.*			1,343	73,744
Patterson Co.'s, Inc.*			1,801	49,077
				404,436

Health Care Technology - 0.4%
Cerner Corp.*			1,200	89,760

Hotels, Restaurants & Leisure - 1.9%
Starbucks Corp.*			15,400	318,010
Wynn Resorts Ltd.*			1,991	141,142
				459,152

Household Durables - 0.4%
Garmin Ltd.			2,799	105,634

Internet & Catalog Retail - 2.5%
Amazon.com, Inc.*			4,287	400,234
Expedia, Inc.*			4,267	102,195
Liberty Media Corp. - Interactive*			8,429	92,466
				594,895

Internet Software & Services - 8.0%
Akamai Technologies, Inc.*			2,502	49,239
Baidu.com (ADR)*			399	156,029
eBay, Inc.*			14,414	340,314
Google, Inc.*			2,203	1,092,358
IAC/InterActiveCorp*			2,151	43,429
VeriSign, Inc.*			2,732	64,721
Yahoo!, Inc.*			10,096	179,810
				1,925,900

IT Services - 3.1%
Automatic Data Processing, Inc.			5,369	211,002
Cognizant Technology Solutions Corp.*			4,285	165,658
Fiserv, Inc.*			2,940	141,708
Infosys Technologies Ltd. (ADR)			1,690	81,948
Paychex, Inc.			5,156	149,782
				750,098

Life Sciences - Tools & Services - 1.0%
Illumina, Inc.*			1,791	76,118
Life Technologies Corp.*			2,624	122,147
Pharmaceutical Product Development, Inc.			1,726	37,868
				236,133

Machinery - 1.3%
Joy Global, Inc.			1,511	73,948
PACCAR, Inc.			6,128	231,087
				305,035

Media - 4.3%
Comcast Corp.			21,758	367,493
DIRECTV Group, Inc.*			10,690	294,830
DISH Network Corp.*			3,255	62,691
Liberty Global, Inc.*			2,159	48,729
News Corp.			21,378	256,322
				1,030,065

Metals & Mining - 0.2%
Steel Dynamics, Inc.			3,293	50,515

Multiline Retail - 0.5%
Sears Holdings Corp.*			1,899	124,024

Pharmaceuticals - 2.7%
Teva Pharmaceutical Industries Ltd. (ADR)			11,063	559,345
Warner Chilcott plc*			3,857	83,388
				642,733

Road & Rail - 0.3%
JB Hunt Transport Services, Inc.			1,898	60,983

Semiconductors & Semiconductor Equipment - 7.8%
Altera Corp.			6,257	128,331
Applied Materials, Inc.			10,379	139,079
Broadcom Corp.*			5,857	179,751
Intel Corp.			29,541	578,117
KLA-Tencor Corp.			3,101	111,202
Lam Research Corp.*			1,953	66,714
Linear Technology Corp.			4,435	122,539
Marvell Technology Group Ltd.*			8,817	142,747
Maxim Integrated Products, Inc.			4,513	81,866
Microchip Technology, Inc.			2,283	60,500
NVIDIA Corp.*			7,945	119,413
Xilinx, Inc.			5,480	128,342
				1,858,601

Software - 13.6%
Activision Blizzard, Inc.*			17,335	214,781
Adobe Systems, Inc.*			7,740	255,730
Autodesk, Inc.*			3,553	84,561
CA, Inc.			7,512	165,189
Check Point Software Technologies Ltd.*			3,125	88,594
Citrix Systems, Inc.*			3,229	126,674
Electronic Arts, Inc.*			4,887	93,097
Intuit, Inc.*			6,088	173,508
Microsoft Corp.			46,121	1,194,073
Oracle Corp.			31,316	652,625
Symantec Corp.*			12,943	213,171
				3,262,003

Specialty Retail - 2.5%
Bed Bath & Beyond, Inc.*			5,225	196,147
O'Reilly Automotive, Inc.*			2,028	73,292
Ross Stores, Inc.			1,972	94,202
Staples, Inc.			7,223	167,718
Urban Outfitters, Inc.*			2,502	75,485
				606,844

Trading Companies & Distributors - 0.3%
Fastenal Co.			2,127	82,315

Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA*			1,567	113,984
NII Holdings, Inc.*			2,427	72,761
				186,745

Total Equity Securities (Cost $15,989,033)				23,311,231

EXCHANGE TRADED FUNDS - 1.8%
Powershares QQQ			10,300	435,175

Total Exchange Traded Funds (Cost $400,704)				435,175

TIME DEPOSIT - 0.5%			PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 10/1/09			$119,358	119,358

Total Time Deposit (Cost $119,358)				119,358

U.S. TREASURY - 0.2%
United States Treasury Bills, 10/22/09 ^			50,000	49,995

Total U.S. Treasury (Cost $49,995)				49,995

TOTAL INVESTMENTS (Cost $16,559,090) - 99.8%				23,915,759
Other assets and liabilities, net - 0.2%				46,473
NET ASSETS - 100%				$23,962,232

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 ^	6	12/09	$206,100	$2,628
Total Purchased			$2,628

* Non-income producing security.
^ Futures collateralized by 50,000 units of U.S. Treasury Bills.

Abbreviations: ADR: American Depositary Receipt LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

ASSET-BACKED SECURITIES - 0.1%	PRINCIPAL AMOUNT	VALUE
Residential Asset Securities Corp., STEP, 4.61% to 4/25/13, 5.11% thereafter to 5/25/33 (r)	$100,105	$57,993

Total Asset-Backed Securities (Cost $98,974)		57,993

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%
Banc of America Commercial Mortgage, Inc.:
6.186%, 6/11/35	500,000	508,125
5.867%, 4/10/49 (r)	550,000	473,596
Bear Stearns Commercial Mortgage Securities:
4.24%, 8/13/39 (r)	331,318	333,665
4.254%, 7/11/42	447,006	449,085
JP Morgan Chase Commercial Mortgage Securities Corp., 5.464%, 10/12/35	45,039	43,774
JP Morgan Commercial Mortgage Finance Corp., 7.023%, 2/15/32 (e)(r)	7,337	7,369

Total Commercial Mortgage-Backed Securities (Cost $1,818,286)		1,815,614

CORPORATE BONDS - 21.0%
Alcoa, Inc., 5.72%, 2/23/19	149,000	134,885
Apache Corp., 5.625%, 1/15/17	100,000	108,889
AstraZeneca plc, 6.45%, 9/15/37	350,000	411,819
Bank of America Corp., 7.375%, 5/15/14	100,000	111,448
BP Capital Markets plc, 3.625%, 5/8/14	200,000	206,708
Camden Property Trust, 5.875%, 11/30/12	100,000	104,450
Citigroup, Inc.:
6.50%, 8/19/13	125,000	131,219
6.125%, 5/15/18	200,000	196,929
Coca-Cola Co., 5.35%, 11/15/17	100,000	108,987
Colonial Pipeline Co.:
7.75%, 11/1/10 (e)	375,000	396,329
6.58%, 8/28/32 (e)	100,000	108,488
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	217,551
Conoco Funding Co., 6.35%, 10/15/11	80,000	87,664
CSX Corp., 4.875%, 11/1/09	180,000	180,275
Deere & Co., 6.55%, 10/1/28	250,000	278,799
Deutsche Bank AG, 4.875%, 5/20/13	150,000	159,775
Emerson Electric Co., 4.75%, 10/15/15	200,000	216,147
Goldman Sachs Group, Inc., 5.35%, 1/15/16	200,000	206,566
GTE Corp., 6.94%, 4/15/28	80,000	86,478
Honeywell International, Inc.:
7.50%, 3/1/10	108,000	111,099
4.25%, 3/1/13	100,000	105,150
Hospira, Inc., 6.40%, 5/15/15	250,000	278,978
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	264,675
L-3 Communications Corp., 5.20%, 10/15/19 (e)	200,000	200,500
Lockheed Martin Corp., 7.20%, 5/1/36	150,000	190,371
McDonald's Corp., 4.30%, 3/1/13	100,000	106,192
Merrill Lynch & Co., Inc., 6.875%, 11/15/18	123,000	129,499
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	104,218
Morgan Stanley, 6.625%, 4/1/18	250,000	264,032
Northern Trust Corp., 5.50%, 8/15/13	100,000	109,658
Oracle Corp., 5.75%, 4/15/18	250,000	273,241
Pitney Bowes, Inc., 5.75%, 9/15/17	180,000	194,300
Procter & Gamble Co., 4.60%, 1/15/14	100,000	107,802
Progressive Corp., 6.375%, 1/15/12	165,000	172,097
Public Service Co. of North Carolina, Inc., 6.625%, 2/15/11	180,000	190,217
Shell International Finance BV, 4.00%, 3/21/14	300,000	314,478
Suncor Energy, Inc., 6.50%, 6/15/38	250,000	258,294
TCI Communications, Inc., 8.75%, 8/1/15	100,000	120,861
Thomson Reuters Corp., 6.20%, 1/5/12	100,000	109,111
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	292,171
US Bank NA, 4.95%, 10/30/14	100,000	107,496
Verizon Communications, Inc., 4.35%, 2/15/13	100,000	105,158
Walgreen Co., 4.875%, 8/1/13	100,000	108,956
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250,000	293,460
Wells Fargo & Co., 4.375%, 1/31/13	125,000	129,845
XTO Energy, Inc., 4.625%, 6/15/13	200,000	206,896

Total Corporate Bonds (Cost $7,878,490)		8,302,161

SOVEREIGN GOVERNMENT BONDS - 0.3%
Province of New Brunswick Canada, 6.75%, 8/15/13	100,000	109,667

Total Sovereign Government Bonds (Cost $107,734)		109,667

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 12.4%
Fannie Mae:
5.05%, 2/7/11	1,300,000	1,374,632
6.125%, 3/15/12	550,000	613,100
4.625%, 10/15/14	100,000	109,463
Federal Farm Credit Bank, 4.25%, 2/1/12	750,000	798,360
Freddie Mac:
7.00%, 3/15/10	1,300,000	1,340,300
3.25%, 2/25/11	300,000	310,816
5.00%, 2/16/17	200,000	221,153
4.875%, 6/13/18	100,000	109,142

Total U.S. Government Agencies and Instrumentalities (Cost $4,658,891)		4,876,966

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 36.4%
Fannie Mae:
5.00%, 12/1/16	653,790	695,010
5.00%, 11/1/17	105,733	112,399
5.50%, 8/1/18	360,029	385,316
5.00%, 6/1/20	257,642	272,436
6.50%, 4/1/23	62,739	67,227
6.50%, 8/1/32	275,525	296,120
5.50%, 7/1/33	677,044	712,307
5.50%, 7/1/33	489,281	514,765
6.00%, 8/1/33	79,780	84,896
5.50%, 11/1/33	522,940	550,177
5.50%, 3/1/34	851,716	895,011
6.00%, 6/1/34	439,487	468,356
5.00%, 10/1/34	686,011	711,550
5.50%, 3/1/35	2,084,447	2,188,278
5.50%, 6/1/35	947,493	995,065
5.50%, 2/1/36	451,555	474,227
5.50%, 11/1/36	684,393	717,629
7.50%, 11/1/36	595,035	646,548
Freddie Mac:
4.50%, 9/1/18	316,410	334,242
5.00%, 11/1/20	505,436	534,933
5.00%, 2/1/33	891,781	926,096
5.00%, 4/1/35	549,653	569,944
6.00%, 8/1/36	555,311	587,797
Ginnie Mae, 5.50%, 7/20/34	608,718	642,971

Total U.S. Government Agency Mortgage-Backed Securities (Cost $13,818,463)		14,383,300

U.S. TREASURY - 22.8%
United States Treasury Bonds:
6.25%, 8/15/23	600,000	752,156
5.50%, 8/15/28	500,000	596,406
4.50%, 2/15/36	100,000	107,406
United States Treasury Notes:
4.25%, 1/15/11	100,000	104,758
0.875%, 2/28/11	170,000	170,638
0.875%, 4/30/11	200,000	200,531
4.50%, 9/30/11	200,000	214,000
4.50%, 4/30/12	430,000	465,878
1.375%, 5/15/12	400,000	401,313
2.75%, 2/28/13	300,000	311,484
3.50%, 5/31/13	405,000	430,502
3.375%, 7/31/13	500,000	529,531
3.125%, 8/31/13	400,000	419,188
3.125%, 9/30/13	420,000	440,081
4.25%, 11/15/13	200,000	218,406
2.00%, 11/30/13	300,000	300,422
1.50%, 12/31/13	400,000	391,750
1.875%, 2/28/14	600,000	594,844
2.25%, 5/31/14	140,000	140,416
2.625%, 7/31/14	250,000	254,180
2.375%, 8/31/14	100,000	100,391
4.00%, 2/15/15	350,000	377,180
4.875%, 8/15/16	450,000	506,320
4.625%, 2/15/17	400,000	442,812
4.25%, 11/15/17	100,000	107,766
3.875%, 5/15/18	100,000	104,828
4.00%, 8/15/18	160,000	168,925
3.625%, 8/15/19	150,000	153,961

Total U.S. Treasury (Cost $8,751,718)		9,006,073

TIME DEPOSIT - 5.4%
State Street Corp. Time Deposit, 0.01%, 10/1/09	2,125,684	2,125,684

Total Time Deposit (Cost $2,125,684)		2,125,684

EXCHANGE TRADED FUNDS - 0.9%	SHARES
iShares Barclays Aggregate Bond Fund	3,200	335,744

Total Exchange Traded Funds (Cost $321,764)		335,744

TOTAL INVESTMENTS (Cost $39,580,004) - 103.9%		41,013,202
Other assets and liabilities, net - (3.9%)		(1,533,704)
NET ASSETS - 100%		$39,479,498

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations: STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT BALANCED INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 58.0%			SHARES	VALUE
Aerospace & Defense - 1.6%
Boeing Co.			712	$38,555
General Dynamics Corp.			378	24,419
Goodrich Corp.			122	6,629
Honeywell International, Inc.			737	27,380
ITT Corp.			187	9,752
L-3 Communications Holdings, Inc.			115	9,237
Lockheed Martin Corp.			317	24,751
Northrop Grumman Corp.			312	16,146
Precision Castparts Corp.			144	14,669
Raytheon Co.			382	18,325
Rockwell Collins, Inc.			155	7,874
United Technologies Corp.			923	56,238
				253,975

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.			165	9,529
Expeditors International of Washington, Inc.			219	7,698
FedEx Corp.			306	23,017
United Parcel Service, Inc., Class B			975	55,058
				95,302

Airlines - 0.1%
Southwest Airlines Co.			761	7,306

Auto Components - 0.1%
Goodyear Tire & Rubber Co.*			263	4,479
Johnson Controls, Inc.			584	14,927
				19,406

Automobiles - 0.2%
Ford Motor Co.*			3,156	22,755
Harley-Davidson, Inc.			257	5,911
				28,666

Beverages - 1.6%
Brown-Forman Corp., Class B			115	5,545
Coca-Cola Co.			2,271	121,953
Coca-Cola Enterprises, Inc.			326	6,979
Constellation Brands, Inc.*			225	3,409
Dr Pepper Snapple Group, Inc.*			261	7,504
Molson Coors Brewing Co., Class B			154	7,497
Pepsi Bottling Group, Inc.			148	5,393
PepsiCo, Inc.			1,527	89,574
				247,854

Biotechnology - 1.0%
Amgen, Inc.*			995	59,929
Biogen Idec, Inc.*			283	14,297
Celgene Corp.*			450	25,155
Cephalon, Inc.*			82	4,776
Genzyme Corp.*			265	15,033
Gilead Sciences, Inc.*			886	41,270
				160,460

Building Products - 0.0%
Masco Corp.			393	5,078

Capital Markets - 1.8%
Ameriprise Financial, Inc.			247	8,974
Bank of New York Mellon Corp.			1,179	34,179
Charles Schwab Corp.			933	17,867
E*Trade Financial Corp.*			566	990
Federated Investors, Inc., Class B			103	2,716
Franklin Resources, Inc.			147	14,788
Goldman Sachs Group, Inc.			501	92,359
Invesco Ltd.			408	9,286
Janus Capital Group, Inc.			163	2,311
Legg Mason, Inc.			153	4,748
Morgan Stanley			1,332	41,132
Northern Trust Corp.			248	14,424
State Street Corp.			485	25,511
T. Rowe Price Group, Inc.			251	11,471
				280,756

Chemicals - 1.2%
Air Products & Chemicals, Inc.			206	15,981
Airgas, Inc.			85	4,111
CF Industries Holdings, Inc.			48	4,139
Dow Chemical Co.			1,105	28,807
Eastman Chemical Co.			78	4,176
Ecolab, Inc.			246	11,373
EI Du Pont de Nemours & Co.			886	28,476
FMC Corp.			75	4,219
International Flavors & Fragrances, Inc.			91	3,452
Monsanto Co.			535	41,409
PPG Industries, Inc.			169	9,837
Praxair, Inc.			301	24,589
Sigma-Aldrich Corp.			120	6,478
				187,047

Commercial Banks - 1.6%
BB&T Corp.			665	18,115
Comerica, Inc.			161	4,777
Fifth Third Bancorp			780	7,901
First Horizon National Corp.*			259	3,427
Huntington Bancshares, Inc.			388	1,827
KeyCorp			600	3,900
M&T Bank Corp.			88	5,484
Marshall & Ilsley Corp.			300	2,421
PNC Financial Services Group, Inc.			452	21,963
Regions Financial Corp.			1,164	7,228
SunTrust Banks, Inc.			427	9,629
US Bancorp			1,873	40,944
Wells Fargo & Co.			4,577	128,980
Zions Bancorporation			115	2,067
				258,663

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.			125	4,501
Cintas Corp.			144	4,365
Iron Mountain, Inc.*			202	5,385
Pitney Bowes, Inc.			203	5,045
Republic Services, Inc.			331	8,795
RR Donnelley & Sons Co.			202	4,294
Stericycle, Inc.*			98	4,748
Waste Management, Inc.			506	15,089
				52,222

Communications Equipment - 1.6%
Ciena Corp.*			123	2,002
Cisco Systems, Inc.*			5,650	133,001
Harris Corp.			129	4,850
JDS Uniphase Corp.*			278	1,977
Juniper Networks, Inc.*			538	14,537
Motorola, Inc.			2,249	19,319
QUALCOMM, Inc.			1,629	73,272
Tellabs, Inc.*			389	2,692
				251,650

Computers & Peripherals - 3.3%
Apple, Inc.*			878	162,755
Dell, Inc.*			1,686	25,728
EMC Corp.*			1,981	33,756
Hewlett-Packard Co.			2,323	109,669
International Business Machines Corp.			1,285	153,699
Lexmark International, Inc.*			101	2,176
NetApp, Inc.*			330	8,804
QLogic Corp.*			139	2,391
SanDisk Corp.*			243	5,273
Sun Microsystems, Inc.*			767	6,972
Teradata Corp.*			178	4,899
Western Digital Corp.*			229	8,365
				524,487

Construction & Engineering - 0.1%
Fluor Corp.			177	9,000
Jacobs Engineering Group, Inc.*			122	5,606
Quanta Services, Inc.*			220	4,869
				19,475

Construction Materials - 0.0%
Vulcan Materials Co.			132	7,137

Consumer Finance - 0.4%
American Express Co.			1,165	39,493
Capital One Financial Corp.			446	15,936
Discover Financial Services			508	8,245
SLM Corp.*			473	4,124
				67,798

Containers & Packaging - 0.1%
Ball Corp.			93	4,576
Bemis Co., Inc.			122	3,161
Owens-Illinois, Inc.*			181	6,679
Pactiv Corp.*			139	3,621
Sealed Air Corp.			156	3,062
				21,099

Distributors - 0.0%
Genuine Parts Co.			157	5,975

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*			111	8,177
DeVry, Inc.			70	3,873
H&R Block, Inc.			329	6,047
				18,097

Diversified Financial Services - 2.7%
Bank of America Corp.			8,475	143,397
Citigroup, Inc.			12,776	61,836
CME Group, Inc.			66	20,341
IntercontinentalExchange, Inc.*			75	7,289
JPMorgan Chase & Co.			3,853	168,838
Leucadia National Corp.*			195	4,820
Moody's Corp.			193	3,949
NYSE Euronext			268	7,743
The NASDAQ OMX Group, Inc.*			147	3,094
				421,307

Diversified Telecommunication Services - 1.7%
AT&T, Inc.			5,780	156,118
CenturyTel, Inc.			292	9,811
Frontier Communications Corp.			306	2,307
Qwest Communications International, Inc.			1,522	5,799
Verizon Communications, Inc.			2,783	84,241
Windstream Corp.			428	4,336
				262,612

Electric Utilities - 1.2%
Allegheny Energy, Inc.			167	4,429
American Electric Power Co., Inc.			490	15,185
Duke Energy Corp.			1,271	20,006
Edison International			335	11,249
Entergy Corp.			192	15,333
Exelon Corp.			646	32,054
FirstEnergy Corp.			299	13,670
FPL Group, Inc.			404	22,313
Northeast Utilities			172	4,083
Pepco Holdings, Inc.			262	3,899
Pinnacle West Capital Corp.			117	3,840
PPL Corp.			387	11,742
Progress Energy, Inc.			287	11,210
Southern Co.			780	24,703
				193,716

Electrical Equipment - 0.2%
Emerson Electric Co.			737	29,539
Rockwell Automation, Inc.			140	5,964
				35,503

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*			339	9,434
Amphenol Corp.			168	6,330
Corning, Inc.			1,523	23,317
FLIR Systems, Inc.*			149	4,168
Jabil Circuit, Inc.			208	2,789
Molex, Inc.			134	2,798
				48,836

Energy Equipment & Services - 1.1%
Baker Hughes, Inc.			319	13,609
BJ Services Co.			287	5,576
Cameron International Corp.*			223	8,434
Diamond Offshore Drilling, Inc.			72	6,877
ENSCO International, Inc.			140	5,956
FMC Technologies, Inc.*			127	6,635
Halliburton Co.			884	23,974
Nabors Industries Ltd.*			301	6,291
National Oilwell Varco, Inc.*			410	17,683
Rowan Co.'s, Inc.			129	2,976
Schlumberger Ltd.			1,174	69,970
Smith International, Inc.			226	6,486
				174,467

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.			426	24,052
CVS Caremark Corp.			1,414	50,536
Kroger Co.			639	13,189
Safeway, Inc.			408	8,046
SUPERVALU, Inc.			225	3,389
Sysco Corp.			606	15,059
Walgreen Co.			973	36,458
Wal-Mart Stores, Inc.			2,116	103,874
Whole Foods Market, Inc.*			138	4,208
				258,811

Food Products - 1.0%
Archer-Daniels-Midland Co.			629	18,380
Campbell Soup Co.			189	6,165
ConAgra Foods, Inc.			434	9,409
Dean Foods Co.*			185	3,291
General Mills, Inc.			319	20,537
H.J. Heinz Co.			324	12,879
Hershey Co.			171	6,645
Hormel Foods Corp.			84	2,984
J.M. Smucker Co.			117	6,202
Kellogg Co.			260	12,800
Kraft Foods, Inc.			1,445	37,960
McCormick & Co., Inc.			129	4,378
Sara Lee Corp.			716	7,976
Tyson Foods, Inc.			315	3,979
				153,585

Gas Utilities - 0.1%
EQT Corp.			129	5,495
Nicor, Inc.			48	1,756
Questar Corp.			171	6,423
				13,674

Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.			591	33,693
Becton Dickinson & Co.			235	16,391
Boston Scientific Corp.*			1,477	15,641
C.R. Bard, Inc.			103	8,097
CareFusion Corp.*			185	4,033
DENTSPLY International, Inc.			146	5,043
Hospira, Inc.*			165	7,359
Intuitive Surgical, Inc.*			39	10,228
Medtronic, Inc.			1,085	39,928
St. Jude Medical, Inc.*			356	13,888
Stryker Corp.			245	11,130
Varian Medical Systems, Inc.*			133	5,603
Zimmer Holdings, Inc.*			210	11,225
				182,259

Health Care Providers & Services - 1.2%
Aetna, Inc.			428	11,911
AmerisourceBergen Corp.			292	6,535
Cardinal Health, Inc.			370	9,916
CIGNA Corp.			268	7,528
Coventry Health Care, Inc.*			165	3,293
DaVita, Inc.*			102	5,777
Express Scripts, Inc.*			269	20,869
Humana, Inc.*			167	6,229
Laboratory Corp. of America Holdings*			107	7,030
McKesson Corp.			261	15,543
Medco Health Solutions, Inc.*			465	25,719
Patterson Co.'s, Inc.*			92	2,507
Quest Diagnostics, Inc.			155	8,089
Tenet Healthcare Corp.*			425	2,499
UnitedHealth Group, Inc.			1,139	28,521
WellPoint, Inc.*			466	22,070
				184,036

Health Care Technology - 0.0%
IMS Health, Inc.			179	2,748

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.			430	14,310
Darden Restaurants, Inc.			137	4,676
International Game Technology			291	6,251
Marriott International, Inc.			247	6,815
McDonald's Corp.			1,070	61,065
Starbucks Corp.*			723	14,930
Starwood Hotels & Resorts Worldwide, Inc.			184	6,077
Wyndham Worldwide Corp.			189	3,084
Wynn Resorts Ltd.*			68	4,821
Yum! Brands, Inc.			458	15,462
				137,491

Household Durables - 0.2%
Black & Decker Corp.			67	3,101
D.R. Horton, Inc.			271	3,092
Fortune Brands, Inc.			163	7,006
Harman International Industries, Inc.			77	2,609
KB Home			90	1,495
Leggett & Platt, Inc.			162	3,143
Lennar Corp.			162	2,308
Newell Rubbermaid, Inc.			297	4,660
Pulte Homes, Inc.			310	3,407
Whirlpool Corp.			76	5,317
				36,138

Household Products - 1.5%
Clorox Co.			137	8,058
Colgate-Palmolive Co.			489	37,301
Kimberly-Clark Corp.			407	24,005
Procter & Gamble Co.			2,860	165,651
				235,015

Independent Power Producers & Energy Traders - 0.1%
AES Corp.*			685	10,152
Constellation Energy Group, Inc.			197	6,377
Dynegy, Inc.*			500	1,275
				17,804

Industrial Conglomerates - 1.4%
3M Co.			685	50,553
General Electric Co.			10,410	170,932
Textron, Inc.			265	5,030
				226,515

Insurance - 1.5%
Aflac, Inc.			458	19,575
Allstate Corp.			526	16,106
American International Group, Inc.*			132	5,822
AON Corp.			269	10,946
Assurant, Inc.			116	3,719
Chubb Corp.			343	17,291
Cincinnati Financial Corp.			160	4,158
Genworth Financial, Inc.			486	5,808
Hartford Financial Services Group, Inc.			394	10,441
Lincoln National Corp.			262	6,788
Loews Corp.			357	12,227
Marsh & McLennan Co.'s, Inc.			537	13,280
MBIA, Inc.*			168	1,304
MetLife, Inc.			802	30,532
Principal Financial Group, Inc.			278	7,614
Progressive Corp.*			665	11,026
Prudential Financial, Inc.			454	22,659
Torchmark Corp.			82	3,561
Travelers Co.'s, Inc.			556	27,372
Unum Group			341	7,311
XL Capital Ltd.			336	5,867
				243,407

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.*			331	30,902
Expedia, Inc.*			207	4,958
				35,860

Internet Software & Services - 1.1%
Akamai Technologies, Inc.*			200	3,936
eBay, Inc.*			1,110	26,207
Google, Inc.*			236	117,021
VeriSign, Inc.*			189	4,477
Yahoo!, Inc.*			1,169	20,820
				172,461

IT Services - 0.7%
Affiliated Computer Services, Inc.*			96	5,200
Automatic Data Processing, Inc.			492	19,336
Cognizant Technology Solutions Corp.*			301	11,637
Computer Sciences Corp.*			149	7,854
Convergys Corp.*			121	1,203
Fidelity National Information Services, Inc.			188	4,796
Fiserv, Inc.*			152	7,326
MasterCard, Inc.			94	19,002
Paychex, Inc.			315	9,151
Total System Services, Inc.			230	3,705
Western Union Co.			721	13,641
				102,851

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.			338	1,616
Hasbro, Inc.			124	3,441
Mattel, Inc.			390	7,199
				12,256

Life Sciences - Tools & Services - 0.2%
Life Technologies Corp.*			173	8,064
Millipore Corp.*			59	4,150
PerkinElmer, Inc.			126	2,424
Thermo Fisher Scientific, Inc.*			400	17,468
Waters Corp.*			94	5,251
				37,357

Machinery - 0.9%
Caterpillar, Inc.			619	31,773
Cummins, Inc.			208	9,321
Danaher Corp.			254	17,099
Deere & Co.			415	17,812
Dover Corp.			183	7,093
Eaton Corp.			171	9,677
Flowserve Corp.			59	5,814
Illinois Tool Works, Inc.			378	16,144
PACCAR, Inc.			373	14,066
Pall Corp.			122	3,938
Parker Hannifin Corp.			158	8,191
Snap-on, Inc.			62	2,155
Stanley Works			88	3,757
				146,840

Media - 1.6%
CBS Corp., Class B			664	8,001
Comcast Corp.			2,812	47,495
DIRECTV Group, Inc.*			465	12,825
Gannett Co., Inc.			273	3,415
Interpublic Group of Co.'s, Inc.*			544	4,091
McGraw-Hill Co.'s, Inc.			309	7,768
Meredith Corp.			41	1,227
New York Times Co.			191	1,551
News Corp.			2,203	26,414
Omnicom Group, Inc.			305	11,267
Scripps Networks Interactive, Inc.			96	3,547
Time Warner Cable, Inc.			362	15,599
Time Warner, Inc.			1,162	33,442
Viacom, Inc., Class B*			595	16,684
Walt Disney Co.			1,821	50,005
Washington Post Co., Class B			6	2,808
				246,139

Metals & Mining - 0.6%
AK Steel Holding Corp.			120	2,368
Alcoa, Inc.			1,001	13,133
Allegheny Technologies, Inc.			109	3,814
Freeport-McMoRan Copper & Gold, Inc.			404	27,718
Newmont Mining Corp.			480	21,130
Nucor Corp.			323	15,184
Titanium Metals Corp.			100	959
United States Steel Corp.			126	5,591
				89,897

Multiline Retail - 0.5%
Big Lots, Inc.*			83	2,077
Family Dollar Stores, Inc.			137	3,617
J.C. Penney Co., Inc.			232	7,830
Kohl's Corp.*			300	17,115
Macy's, Inc.			412	7,536
Nordstrom, Inc.			162	4,947
Sears Holdings Corp.*			49	3,200
Target Corp.			737	34,403
				80,725

Multi-Utilities - 0.8%
Ameren Corp.			240	6,067
Centerpoint Energy, Inc.			399	4,960
CMS Energy Corp.			261	3,497
Consolidated Edison, Inc.			282	11,545
Dominion Resources, Inc.			584	20,148
DTE Energy Co.			162	5,693
Integrys Energy Group, Inc.			82	2,943
NiSource, Inc.			270	3,750
PG&E Corp.			379	15,346
Public Service Enterprise Group, Inc.			496	15,594
SCANA Corp.			109	3,804
Sempra Energy			251	12,502
TECO Energy, Inc.			244	3,436
Wisconsin Energy Corp.			115	5,195
Xcel Energy, Inc.			447	8,600
				123,080

Office Electronics - 0.0%
Xerox Corp.			852	6,594

Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.			481	30,173
Apache Corp.			329	30,212
Cabot Oil & Gas Corp.			102	3,646
Chesapeake Energy Corp.			579	16,444
Chevron Corp.			1,965	138,395
ConocoPhillips			1,453	65,617
Consol Energy, Inc.			186	8,390
Denbury Resources, Inc.*			289	4,373
Devon Energy Corp.			435	29,289
El Paso Corp.			721	7,441
EOG Resources, Inc.			247	20,627
Exxon Mobil Corp.			4,708	323,016
Hess Corp.			293	15,664
Marathon Oil Corp.			694	22,139
Massey Energy Co.			87	2,426
Murphy Oil Corp.			187	10,766
Noble Energy, Inc.			179	11,807
Occidental Petroleum Corp.			795	62,328
Peabody Energy Corp.			275	10,235
Pioneer Natural Resources Co.			119	4,318
Range Resources Corp.			161	7,947
Southwestern Energy Co.*			338	14,426
Spectra Energy Corp.			633	11,989
Sunoco, Inc.			125	3,556
Tesoro Corp.			160	2,397
Valero Energy Corp.			552	10,703
Williams Co.'s, Inc.			572	10,222
XTO Energy, Inc.			569	23,511
				902,057

Paper & Forest Products - 0.1%
International Paper Co.			424	9,425
MeadWestvaco Corp.			168	3,748
Weyerhaeuser Co.			218	7,990
				21,163

Personal Products - 0.1%
Avon Products, Inc.			419	14,229
Estee Lauder Co.'s, Inc.			116	4,302
				18,531

Pharmaceuticals - 4.0%
Abbott Laboratories, Inc.			1,515	74,947
Allergan, Inc.			302	17,141
Bristol-Myers Squibb Co.			1,941	43,711
Eli Lilly & Co.			991	32,733
Forest Laboratories, Inc.*			310	9,126
Johnson & Johnson			2,700	164,403
King Pharmaceuticals, Inc.*			304	3,274
Merck & Co., Inc.			2,066	65,348
Mylan, Inc.*			300	4,803
Pfizer, Inc.			6,612	109,429
Schering-Plough Corp.			1,601	45,228
Watson Pharmaceuticals, Inc.*			119	4,360
Wyeth			1,308	63,543
				638,046

Professional Services - 0.1%
Dun & Bradstreet Corp.			52	3,917
Equifax, Inc.			131	3,817
Monster Worldwide, Inc.*			152	2,657
Robert Half International, Inc.			149	3,728
				14,119

Real Estate Investment Trusts - 0.7%
Apartment Investment & Management Co.			114	1,681
AvalonBay Communities, Inc.			86	6,255
Boston Properties, Inc.			145	9,505
Equity Residential			282	8,657
HCP, Inc.			304	8,737
Health Care REIT, Inc.			133	5,535
Host Hotels & Resorts, Inc.			606	7,133
Kimco Realty Corp.			364	4,747
Plum Creek Timber Co., Inc.			160	4,902
ProLogis			474	5,650
Public Storage			129	9,706
Simon Property Group, Inc.			282	19,579
Ventas, Inc.			154	5,929
Vornado Realty Trust			153	9,855
				107,871
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*			250	2,935

Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.			257	20,516
CSX Corp.			385	16,116
Norfolk Southern Corp.			361	15,563
Ryder System, Inc.			71	2,773
Union Pacific Corp.			494	28,825
				83,793

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.*			642	3,634
Altera Corp.			289	5,927
Analog Devices, Inc.			300	8,274
Applied Materials, Inc.			1,307	17,514
Broadcom Corp.*			423	12,982
Intel Corp.			5,484	107,322
KLA-Tencor Corp.			168	6,024
Linear Technology Corp.			218	6,023
LSI Corp.*			645	3,541
MEMC Electronic Materials, Inc.*			244	4,058
Microchip Technology, Inc.			204	5,406
Micron Technology, Inc.*			878	7,200
National Semiconductor Corp.			250	3,567
Novellus Systems, Inc.*			101	2,119
NVIDIA Corp.*			562	8,447
Teradyne, Inc.*			237	2,192
Texas Instruments, Inc.			1,236	29,281
Xilinx, Inc.			271	6,347
				239,858

Software - 2.3%
Adobe Systems, Inc.*			515	17,016
Autodesk, Inc.*			246	5,855
BMC Software, Inc.*			181	6,793
CA, Inc.			406	8,928
Citrix Systems, Inc.*			180	7,061
Compuware Corp.*			233	1,708
Electronic Arts, Inc.*			332	6,325
Intuit, Inc.*			317	9,034
McAfee, Inc.*			160	7,006
Microsoft Corp.			7,594	196,609
Novell, Inc.*			404	1,822
Oracle Corp.			3,826	79,734
Red Hat, Inc.*			185	5,113
Salesforce.com, Inc.*			107	6,092
Symantec Corp.*			841	13,851
				372,947

Specialty Retail - 1.1%
Abercrombie & Fitch Co.			92	3,025
AutoNation, Inc.*			129	2,332
AutoZone, Inc.*			32	4,679
Bed Bath & Beyond, Inc.*			267	10,023
Best Buy Co., Inc.			351	13,170
GameStop Corp.*			180	4,765
Gap, Inc.			473	10,122
Home Depot, Inc.			1,670	44,489
Limited Brands, Inc.			262	4,451
Lowe's Co.'s, Inc.			1,448	30,321
Office Depot, Inc.*			321	2,125
O'Reilly Automotive, Inc.*			134	4,843
RadioShack Corp.			123	2,038
Sherwin-Williams Co.			96	5,775
Staples, Inc.			735	17,067
Tiffany & Co.			122	4,701
TJX Co.'s, Inc.			416	15,454
				179,380

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.			312	10,271
Nike, Inc., Class B			381	24,651
Polo Ralph Lauren Corp.			63	4,827
VF Corp.			88	6,374
				46,123

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.			463	6,088
People's United Financial, Inc.			358	5,571
				11,659

Tobacco - 0.9%
Altria Group, Inc.			2,030	36,154
Lorillard, Inc.			162	12,037
Philip Morris International, Inc.			1,895	92,362
Reynolds American, Inc.			174	7,747
				148,300

Trading Companies & Distributors - 0.1%
Fastenal Co.			130	5,031
W.W. Grainger, Inc.			64	5,719
				10,750

Wireless Telecommunication Services - 0.2%
American Tower Corp.*			387	14,087
MetroPCS Communications, Inc.*			300	2,808
Sprint Nextel Corp.*			2,943	11,625
				28,520

Total Equity Securities (Cost $8,678,870)				9,220,489

EXCHANGE TRADED FUNDS - 0.8%
iShares Barclays Aggregate Bond Fund			1,300	136,396

Total Exchange Traded Funds (Cost $135,615)				136,396

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%			PRINCIPAL AMOUNT
Wachovia Bank Commercial Mortgage Trust, 4.964%, 11/15/35			$285,000	283,286

Total Commercial Mortgage-Backed Securities (Cost $202,523)				283,286

CORPORATE BONDS - 9.3%
Apache Corp., 5.625%, 1/15/17			100,000	108,889
Colonial Pipeline Co., 7.75%, 11/1/10 (e)			125,000	132,110
Conoco Funding Co., 6.35%, 10/15/11			50,000	54,790
Goldman Sachs Group, Inc., 5.35%, 1/15/16			100,000	103,283
Honeywell International, Inc., 7.50%, 3/1/10			125,000	128,587
Hospira, Inc., 6.40%, 5/15/15			100,000	111,591
Masco Corp., 5.875%, 7/15/12			125,000	124,855
Morgan Stanley, 6.625%, 4/1/18			150,000	158,419
Public Service Co. of North Carolina, Inc., 6.625%, 2/15/11			150,000	158,514
Shell International Finance BV, 4.00%, 3/21/14			100,000	104,826
US Bank NA, 4.95%, 10/30/14			100,000	107,496
Wells Fargo & Co., 4.375%, 1/31/13			125,000	129,845
XTO Energy, Inc., 4.625%, 6/15/13			50,000	51,724

Total Corporate Bonds (Cost $1,414,537)				1,474,929

TIME DEPOSIT - 2.1%
State Street Corp. Time Deposit, 0.01%, 10/1/09			334,698	334,698

Total Time Deposit (Cost $334,698)				334,698

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.1%
Federal Home Loan Bank, 3.625%, 10/18/13			320,000	337,583

Total U.S. Government Agencies And Instrumentalities (Cost $330,050)				337,583

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 13.9%
Fannie Mae:
7.00%, 7/1/29			61,001	67,063
6.50%, 8/1/32			50,607	54,389
5.50%, 7/1/33			186,804	196,533
6.00%, 8/1/33			97,509	103,761
5.50%, 11/1/33			298,823	314,387
7.50%, 11/1/36			202,281	219,792
Freddie Mac:
5.00%, 5/1/18			357,736	380,849
4.50%, 9/1/18			79,102	83,561
6.00%, 8/1/36			370,208	391,865
Ginnie Mae, 5.50%, 7/20/34			375,343	396,464

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,115,778)				2,208,664

U.S. TREASURY - 12.1%
United States Treasury Bills, 2/11/10 #			50,000	49,972
United States Treasury Bonds, 5.25%, 11/15/28			200,000	232,156
United States Treasury Notes:
2.75%, 10/31/13			300,000	309,609
2.00%, 11/30/13			325,000	325,457
1.50%, 12/31/13			15,000	14,691
1.875%, 2/28/14			100,000	99,141
2.375%, 8/31/14			400,000	401,563
5.125%, 5/15/16			250,000	285,156
3.00%, 9/30/16			200,000	200,781

Total U.S. Treasury (Cost $1,853,377)				1,918,526

TOTAL INVESTMENTS (Cost $15,065,448) - 100.1%				15,914,571
Other assets and liabilities, net - (0.1%)				(15,737)
NET ASSETS - 100%				$15,898,834

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 #	6	12/09	$315,870	($2,966)
Total Purchased			($2,966)

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security.

# Futures collateralized by 50,000 units of U.S. Treasury Bills.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Summit Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of sixteen separate portfolios, thirteen of which are reported herein. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The EAFE International Index, Russell 2000 Small Cap Index, and S&P Midcap 400 Index Portfolios offer Class I and Class F shares. Class F shares are subject to Distribution Plan expenses. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

On December 12, 2008, the net assets of the Ameritas Index 500 Portfolio, a series of Calvert Variable Series, Inc. merged into Summit Mutual Funds, Inc., S&P 500 Index portfolio. The merger was accomplished by a tax-free exchange of 782,946 shares of the Summit S&P 500 Index Portfolio (valued at $45,246,467) for 483,294 shares of the Ameritas Index 500 Portfolio outstanding at December 12, 2008. The Ameritas Index 500 Portfolio's net assets as of December 12, 2008, including $17,423,864 of unrealized depreciation, were combined with those of the Summit S&P 500 Index Portfolio.

On December 12, 2008, the net assets of the Ameritas Income & Growth Portfolio, a series of Calvert Variable Series, Inc. merged into Summit Mutual Funds, Inc., Zenith Portfolio. The merger was accomplished by a tax-free exchange of 13,716,124 shares of Ameritas Income & Growth Portfolio (valued at $107,884,520) for 2,227,178 shares of the Summit Zenith Portfolio outstanding at December 12, 2008. The Ameritas Income & Growth Portfolio's net assets as of December 12, 2008, including $74,101,129 of unrealized depreciation, were combined with those of the Summit Zenith Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

The EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following amounts were fair valued in good faith under the direction of the Board of Directors as of September 30, 2009:
	Market Value	% of Net Assets
S&P MidCap 400 Index	$10	0.0%
Russell 2000 Small Cap Index	17	0.0%
Inflation Protected Plus	1,000,000	3.2%
EAFE International Index	-	0.0%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:
Zenith	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$167,620,926	-	-	$167,620,926
Other debt obligations	-	$3,365,731	-	3,365,731
TOTAL	$167,620,926	$3,365,731	-	$170,986,657

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

ETF Target	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$22,255,193	-	-	$22,255,193
Other debt obligations	-	$942,053	-	942,053
TOTAL	$22,255,193	$942,053	-	$23,197,246

ETF Aggressive	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$8,635,127	-	-	$8,635,127
Other debt obligations	-	$194,660	-	194,660
TOTAL	$8,635,127	$194,660	-	$8,829,787

ETF Conservative	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$7,585,134	-	-	$7,585,134
Other debt obligations	-	$476,708	-	476,708
TOTAL	$7,585,134	$476,708	-	$8,061,842

Natural Resources	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds & notes	$14,431,806	-	-	$14,431,806
Other debt obligations	-	$389,862	-	389,862
TOTAL	$14,431,806	$389,862	-	$14,821,668

Inflation Protected Plus	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$17,987,931	-	$17,987,931
Corporate debt	-	12,221,993	$1,000,000	13,221,993
Other debt obligations	-	1,467,104	-	1,467,104
TOTAL	-	$31,677,028	$1,000,000*	$32,677,028

* Level 3 securities represent 3.2% of net assets.

S&P 500 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$225,645,394	-	-	$225,645,394
Exchange traded funds	791,700	-	-	791,700
U.S. government obligations	-	$749,649	-	749,649
Other debt obligations	-	2,030,546	-	2,030,546
TOTAL	$226,437,094	$2,780,195	-	$229,217,289

Other financial instruments**	$33,912	-	-	$33,912

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
S&P Midcap 400 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$102,163,392	-	$10	$102,163,402
U.S. government obligations	-	$199,870	-	199,870
Other debt obligations	-	298,308	-	298,308
TOTAL	$102,163,392	$498,178	$10***	$102,661,580

Other financial instruments**	$3,190	-	-	$3,190

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Russell 2000 Small Cap Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$68,128,392	-	$17	$68,128,409
Exchange traded funds	427,633	-	-	427,633
U.S. government obligations	-	$99,935	-	99,935
Other debt obligations	-	269,551	-	269,551
TOTAL	$68,556,025	$369,486	$17***	$68,925,528

Other financial instruments**	($1,938)	-	-	($1,938)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.
EAFE International Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$84,176,154	-	$0	$84,176,154
Other debt obligations	-	$683,716	-	683,716
TOTAL	$84,176,154	$683,716	$0**	$84,859,870

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

Nasdaq-100 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$23,311,231	-	-	$23,311,231
Exchange traded funds	435,175	-	-	435,175
U.S. government obligations	-	$49,995	-	49,995
Other debt obligations	-	119,358	-	119,358
TOTAL	$23,746,406	$169,353	-	$23,915,759

Other financial instruments**	$2,628	-	-	$2,628

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Barclays Capital Aggregate Bond Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$57,993	-	$57,993
Commercial mortgage-backed securities	-	1,815,614	-	1,815,614
Corporate bonds	-	8,302,161	-	8,302,161
Exchange traded funds	$335,744	-	-	335,744
Other debt obligations	-	2,125,684	-	2,125,684
Sovereign government bonds	-	109,667	-	109,667
U.S. government obligations	-	28,266,339	-	28,266,339
TOTAL	$335,744	$40,677,458	-	$41,013,202

Balanced Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial mortgage-backed securities	-	$283,286	-	$283,286
Corporate bonds	-	1,474,929	-	1,474,929
Equity securities*	$9,220,489	-	-	9,220,489
Exchange traded funds	136,396	-	-	136,396
Other debt obligations	-	334,698	-	334,698
U.S. government obligations	-	4,464,773	-	4,464,773
TOTAL	$9,356,885	$6,557,686	-	$15,914,571

Other financial instruments **	($2,966)	-	-	($2,966)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolios may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. These credits are used to reduce the Portfolios' expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In July 2009, the Financial Accounting Standards Board (FASB) launched the FASB Accounting Standards CodificationTM as the single source of authoritative nongovernmental U.S. generally accepted accounting principles (GAAP). The Codification is effective for interim and annual periods ending after September 15, 2009. All existing accounting standards documents are superseded as described in FASB Statement No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles. All other accounting literature not included in the Codification is nonauthoritative.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2009, and net realized capital loss carryforwards as of December 31, 2008 with expiration dates:
	ZENITH	S&P 500 INDEX	BALANCED INDEX
Federal income tax cost	$204,696,521	$238,483,166	$15,270,747
Unrealized appreciation	6,634,971	44,569,876	2,263,219
Unrealized (depreciation)	(40,344,835)	(53,835,753)	(1,619,395)
Net appreciation (depreciation)	($33,709,864)	($9,265,877)	$643,824

	NASDAQ-100 INDEX	BARCLAYS CAPITAL AGGREGATE BOND INDEX	INFLATION PROTECTED PLUS
Federal income tax cost	$17,258,246	$39,602,021	$32,378,611
Unrealized appreciation	8,281,879	1,525,660	334,069
Unrealized (depreciation)	(1,624,366)	(114,479)	(35,652)
Net appreciation (depreciation)	$6,657,513	$1,411,181	$298,417

	LIFESTYLE ETF MARKET STRATEGY TARGET	LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE	LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE
Federal income tax cost	$23,629,537	$7,980,367	$8,890,270
Unrealized appreciation	214,799	98,834	23,880
Unrealized (depreciation)	(647,090)	(17,359)	(84,363)
Net appreciation (depreciation)	($432,291)	$81,475	($60,483)

	NATURAL RESOURCES	EAFE INTERNATIONAL INDEX	RUSSELL 2000 SMALL CAP INDEX
Federal income tax cost	$17,955,922	$89,228,362	$78,490,680
Unrealized appreciation	187,954	7,053,225	9,421,118
Unrealized (depreciation)	(3,322,208)	(11,421,717)	(18,977,270)
Net appreciation (depreciation)	($3,134,254)	($4,368,492)	($9,565,152)

S&P MIDCAP 400 INDEX
Federal income tax cost	$107,264,389
Unrealized appreciation	14,380,955
Unrealized (depreciation)	(18,983,764)
Net appreciation (depreciation)	($4,602,809)

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE	ZENITH	S&P 500 INDEX	BALANCED INDEX
31-Dec-09	-	$7,499,593	-
31-Dec-10	-	2,110,080	-
31-Dec-11	-	960,576	-
31-Dec-12	-	2,529,937	$30,018
31-Dec-13	-	1,687,669	576,478
31-Dec-15	$2,277,664	2,331,380	-
31-Dec-16	-	3,316,701	752
	$2,277,664	$20,435,936	$607,248

EXPIRATION DATE	NASDAQ-100 INDEX	BARCLAYS CAPITAL AGGREGATE BOND INDEX	INFLATION PROTECTED PLUS
31-Dec-09	$1,618,824	-	-
31-Dec-10	3,618,754	-	-
31-Dec-11	231,064	-	-
31-Dec-12	139,726	-	-
31-Dec-13	1,358,042	-	-
31-Dec-14	708,047	$198,831	-
31-Dec-15	697,707	-	$765
31-Dec-16	2,318,532	-	109,614
	$10,690,696	$198,831	$110,379

EXPIRATION DATE	LIFESTYLE ETF MARKET STRATEGY TARGET	LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE	LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE
31-Dec-16	$827,784	$56,711	$48,627
	$827,784	$56,711	$48,627

EXPIRATION DATE	NATURAL RESOURCES	EAFE INTERNATIONAL INDEX	S&P MIDCAP 400 INDEX
31-Dec-15	$394	-	-
31-Dec-16	1,164,237	$14,661,353	$11,904,703
	$1,164,631	$14,661,353	$11,904,703

Capital loss carryforwards may be utilized to offset future capital gains until expiration. Zenith Portfolio's use of capital loss carryforwards acquired from Ameritas Income & Growth Portfolio may be limited under certain tax provisions. S&P 500 Index Portfolio's use of capital loss carryforwards acquired from Ameritas Index 500 Portfolio may be limited under certain tax provisions.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SUMMIT MUTUAL FUNDS, INC.
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairperson -- Principal Executive Officer
Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairperson -- Principal Executive Officer Date: November 25, 2009
/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer Treasurer -- Principal Financial Officer Date: November 25, 2009